1933 Act File No. 33-63621
                                                   1940 Act File No. 811-7369


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

         REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933..... X

Post-Effective Amendment No.   4  ..........................        X
                             -----                                ---

                                                                   and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     X

Amendment No.   5  .........................................        X
              -----                                               ---

                                    FTI FUNDS

               (Exact name of Registrant as Specified in Charter)

                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7010
                    (Address of Principal Executive Offices)

                                 (412) 288-1900
                         (Registrant's Telephone Number)

               John W. McGonigle, Esq., Federated Investors Tower,
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)



It is proposed that this filing will become effective:

 _ immediately upon filing pursuant to paragraph (b)
 __ on _________________, pursuant to paragraph (b)
    60 days after filing pursuant to paragraph (a) (i)
    on                 pursuant to paragraph (a) (i).
 X_ 75 days after filing pursuant to paragraph (a)(ii) on _________________ pursuant to paragraph (a)(ii) of Rule 485.

If appropriate, check the following box:

    This post-effective amendment designates a new effective date for a previously filed post-effective amendment.


Copy to:

Dewey Ballantine
1301 Avenue of the Americas
New York, NY 10019-6092

                              CROSS-REFERENCE SHEET

      This amendment to the Registration Statement of FTI Funds (formerly, FT Funds), which consists of eight portfolios: (1) FTI Municipal Bond Fund, (2) FTI Bond Fund, (3) FTI Large Capitalization Growth Fund, (4) FTI Large Capitalization Growth and Income Fund, (4) FTI Small Capitalization Equity Fund,
(5) FTI International Equity Fund, (6) FTI International Bond Fund, and (7) FTI Global Bond Fund, relates only to FTI Municipal Bond Fund, FTI Bond Fund, FTI Large Capitalization Growth Fund, and FTI Large Capitalization Growth and Income Fund, and is comprised of the following (The remaining references to other portfolios have been kept for easier cross-referencing.):

PART A.    INFORMATION REQUIRED IN A PROSPECTUS.

                                          Prospectus Heading
                                          (Rule 404(c) Cross Reference)

Item 1.     Cover Page....................(1-8) Cover Page.

Item 2.     Synopsis......................(1-8) Synopsis; (1-8) Summary of Fund
                                                Expenses.

Item 3.     Condensed Financial
            Information...................(1-8) Performance Information. (1-8)
                                                Financial Highlights.

Item 4.     General Description of
 ..........................................Registrant  (1-8) Investment Objective
                                                      of Each Fund; (1)
                                                      Municipal Bond Fund; (2)
                                                      Bond Fund; (3) Large
                                                      Capitalization Growth
                                                      Fund; (4) Large
                                                      Capitalization Growth and
                                                      Income Fund; (5) Small
                                                      Capitalization Fund; (6)
                                                      International Equity Fund;
                                                      (7) International Bond
                                                      Fund; (8) Global Bond
                                                      Fund; (1-8) Portfolio
                                                      Investments and
                                                      Strategies.

Item 5.     Management of the Fund........(1-8) FTI Funds Information; (1-8)
                                          Management of FTI Funds; (1-8)
                                          Distribution of Shares of the Funds;
                                          (1-8) Administrative Arrangements;
                                          (1-8) Administration of the Funds;
                                          (1-8) Brokerage Transactions;
                                          (1-8) Summary of Fund Expenses

Item 6.     Capital Stock and Other
            Securities....................(1-8) Dividends; (-8) Capital Gains;
                                          (1-8) Shareholder Information; (1-8)
                                          Voting Rights; (1-8) Effect of Banking
                                          Laws; (1-8) Tax Information; (1-8)
                                          Federal Income Tax; (1) Municipal Bond
                                          Fund Tax Considerations; (1-4) Capital
                                          Gains Considerations for Municipal
                                          Bond Fund, Bond Fund, Large
                                          Capitalization Growth Fund, and Large
                                          Capitalization Growth and Income Fund.

Item 7.     Purchase of Securities Being
            Offered.......................(1-8) Net Asset Value; (1-8) Investing
                                          in the Funds; (1-8) Share Purchases;
                                          (1-8) Minimum Investment
                                          Required; (1-8) What Shares Cost;
                                          (1-8) Confirmations and Account
                                          Statements.

Item 8.     Redemption or Repurchase......(1-8) Exchange Privilege; (1-8)
                                          Requirements for Exchange; (1-8) Tax
                                          Consequences; (1-8) Redeeming
                                          Shares; (1-8) Accounts with Low
                                          Balances.

Item 9.     Pending Legal Proceedings     None

PART B.    INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION.

Item 10.    Cover Page....................(1-8) Cover Page

Item 11.    Table of Contents             (1-8) Table of Contents.

Item 12.    General Information and
            History.......................(1-8) General Information About the
                                          Trust.

Item 13.    Investment Objectives and
            Policies......................(1-8) Investment Objective and
                                          Policies of the Funds; (1-8) Types of
                                          Investments and Investment
                                          Techniques; (1-8) Investment
                                          Limitations.

Item 14.    Management of the Fund        (1-8) FTI Funds Management.

Item 15.    Control Persons and Principal
            Holders of Securities         (5-8) Trust Ownership.

Item 16.    Investment Advisory and Other
            Services......................(1-8) Investment Advisory Services;
                                          (1-8) Administrative Services; (1-8)
                                          Transfer Agent, Dividend
                                          Disbursing Agent and Portfolio
                                          Accountant; (1-8) Custodian.

Item 17.    Brokerage Allocation          (1-8) Brokerage Transactions.

Item 18.    Capital Stock and Other
            Securities                    Not applicable.

Item 19.    Purchase, Redemption and
            Pricing of Securities
            Being Offered.................(1-8) Purchasing Shares; (1-8)
                                          Determining Net Asset Value; (1-8)
                                          Redeeming Shares.

Item 20.    Tax Status                    (1-8) Tax Status.

Item 21.    Underwriters..................(1-8) Distribution Plan and
                                          Shareholder Services Agreement.

Item 22.    Calculation of Performance

            Data..........................(1-8) Total Return; (1-8) Yield; (1)
                                          Tax Equivalent Yield; (1-8)
                                          Performance Comparisons; (1-8)
                                          Appendix.

Item 23.    Financial Statements..........Incorporated by reference to the
                                          Registrant's Annual Report to
                                          Shareholders dated November 30, 1997.
                                          (File Nos. 33-63621 and 811-7369)



A REGISTRATION STATEMENT RELATING TO THESE SECURITIES HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION BUT HAS NOT YET BECOME EFFECTIVE. THESE SECURITIES MAY NOT BE SOLD NOR MAY OFFERS TO BUY BE ACCEPTED PRIOR TO THE TIME THE REGISTRATION STATEMENT BECOMES EFFECTIVE. THIS PROSPECTUS SHALL NOT CONSTITUTE AN OFFER TO SELL OR THE SOLICITATION OF AN OFFER TO BUY NOR SHALL THERE BE ANY SALE OF THESE SECURITIES IN ANY STATE IN WHICH SUCH OFFER, SOLICITATION OR SALE WOULD BE UNLAWFUL PRIOR TO REGISTRATION OR QUALIFICATION UNDER THE SECURITIES LAWS OF ANY SUCH STATE.

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

FTI Funds (the "Trust") is an open-end management investment company (a mutual fund). This combined prospectus offers investors interests in the following eight separate investment portfolios (individually referred to as the "Fund," and collectively as the "Funds"), each having a distinct investment objective and policies:

      o FTI Municipal Bond Fund;

      o FTI Bond Fund;

      o FTI Large Capitalization Growth Fund;

      o FTI Large Capitalization Growth and Income Fund;

      o FTI Small Capitalization Fund;

      o FTI International Equity Fund;

      o FTI International Bond Fund; and

      o FTI Global Bond Fund.

Fiduciary International, Inc. is the investment adviser to the Funds. Edgewood Services, Inc. serves as the distributor. This combined prospectus contains the information you should read and know before you invest in any of the Funds in the Trust. Keep this prospectus for future reference.

The shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other governmental agency. Investment in these shares involves investment risks, including the possible loss of principal.

Additional information about the Trust is contained in the Trust's Statement of Additional Information, dated _______________, 1998, which has also been filed with the Securities and Exchange Commission ("SEC"). The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information free of charge, obtain other information, including a copy of the Funds' annual report, or make inquiries about any of the Funds by writing to the Trust at the address listed in the back of this prospectus or by calling1-888-FIDUCIARY.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Prospectus dated ______________, 1998

Table of Contents

64

Synopsis
--------------------------------------------------------------------------------
The Trust, an open-end, management investment company, was established as a Massachusetts business trust under a Declaration of Trust dated October 18, 1995. The Declaration of Trust permits the Trust to offer separate series of shares of beneficial interest representing interests in separate portfolios of securities. The shares of any one portfolio may be offered in separate classes.

As of the date of this prospectus, the Board of Trustees (the "Trustees") of the Trust has established the following eight Funds:

      o FTI Municipal Bond Fund ("Municipal Bond Fund")--seeks to provide total return with emphasis on income by investing primarily in municipal securities;

      o FTI Bond Fund ("Bond Fund")--seeks to provide total return with emphasis on income by investing primarily in a diversified portfolio of fixed income securities;

      o FTI Large Capitalization Growth Fund ("Large Capitalization Growth Fund")--seeks to provide long-term growth of principal by investing primarily in the equity securities of seasoned, financially strong U.S. growth companies having a market value capitalization in excess of $5 billion;

      o FTI Large Capitalization Growth and Income Fund ("Large Capitalization Growth and Income Fund")--seeks to provide long-term growth of principal and income, while remaining sensitive to the tax liability of shareholders;

       oFTI Small Capitalization Equity Fund ("Small Capitalization
        Fund")--seeks to provide growth of principal by investing primarily in domestic equity securities of small capitalization companies having a market value capitalization below $1.5 billion;

      o FTI International Equity Fund ("International Equity Fund")--seeks to provide growth of principal by investing in foreign equity securities;

      o FTI International Bond Fund ("International Bond Fund")--seeks to provide total return through investments in foreign corporate and foreign government fixed income securities; and

      o FTI Global Bond Fund ("Global Bond Fund")--seeks to provide total return by investing in both foreign and U.S. corporate and government fixed income securities.

For information on how to purchase shares of any of the Funds, please refer to "Investing in the Funds." A minimum initial investment of $10,000 is generally required for each Fund. This prospectus should be read together with any account agreement for minimum investment requirements imposed by Fiduciary Trust Company International or any of its affiliates. See "Minimum Investment Required." Shares of each Fund are sold at net asset value without the imposition of any sales charge, and are redeemed at net asset value. Information on redeeming shares may be found under "Redeeming Shares." The Funds are advised by Fiduciary International, Inc. (the "Adviser").

Special Considerations and Risk Factors. Investors should be aware of the following general considerations and risk factors. The market value of fixed income securities, which constitute a major portion of the investments of several Funds, may vary inversely in response to changes in prevailing interest rates. The market value of the equity securities in which the Large Capitalization Growth Fund, Large Capitalization Growth and Income Fund, Small Capitalization Fund and International Equity Fund invest will also fluctuate, and the possibility exists that the value of common stocks could decline over short or even extended periods of time. The section entitled "Risk Factors -- Equity Investment Considerations" also discloses the potential risks related to small capitalization stocks, in which the Small Capitalization Fund primarily invests. The Bond Fund, International Bond Fund and Global Bond Fund may invest in asset-backed and mortgage-backed securities, which involve unique risks. (See "Asset-Backed Securities" in "Portfolio Investments and Strategies.") The foreign securities in which the Funds (except Municipal Bond Fund) may invest may be subject to certain risks in addition to those inherent in U.S. investments, and these risks are more fully discussed in the section entitled "Risk Factors--Foreign Securities Considerations." The Funds may make certain investments and employ certain investment techniques that involve other risks, including entering into repurchase agreements and forward commitments, lending portfolio securities and entering into futures contracts and related options as hedges. These risks and those associated with investing in when-issued securities, options and futures are described under "Investment Objective of Each Fund" and "Portfolio Investments and Strategies."

Year 2000 Statement. Like other mutual funds and business organizations worldwide, the Funds' service providers (among them, the Adviser, distributor, administrator and transfer agent) must ensure that their computer systems are adjusted to properly process and calculate date-related information with respect to dates of January 1, 2000 and later. Many software programs and, to a lesser extent, the computer hardware in use today cannot distinguish the year 2000 from the year 1900. Such a design flaw could have a negative impact on the handling of securities trades, pricing and accounting services. The Funds and their service providers are actively working on necessary changes to computer systems to deal with the year 2000 issue and believe that systems will be year 2000 compliant.

SUMMARY OF FUND EXPENSES
--------------------------------------------------------------------------------
                              Municipal Bond Fund
                        Shareholder Transaction Expenses

Maximum Sales Charge Imposed on Purchases
   (as a percentage of offering price).........................         None
Maximum Sales Charge Imposed on Reinvested Dividends
   ( as a percentage of offering price)........................         None
Contingent Deferred Sales Charge (as a percentage of original purchase
   price or redemption proceeds, as applicable)................         None
Redemption Fee (as a percentage of amount redeemed, if applicable)      None
Exchange Fee...................................................         None

                        Annual Fund Operating Expenses *
                (As a percentage of projected average net assets)

Management Fee . ..............................................   0.50%
Distribution (12b-1) Fee (1)...................................   0.00%
Other Expenses.................................................   0.47%
          Shareholder Services Fee (1).........................   0.00%
Total Fund Operating Expenses.................................    0.97%

(1)Presently, the Fund has no intention of paying or accruing 12b-1 fees or shareholder services fees during the fiscal year ending November 30, 1999. If the Fund were paying or accruing 12b-1 fees or shareholder services fees, the Fund would be able to pay up to 0.75% of its average daily net assets for 12b-1 fees and up to 0.25% of its average daily net assets for shareholder services fees. See "FTI Funds Information." Wire-transferred redemptions of less than $5,000 may be subject to additional fees.

* Annual Fund Operating Expenses are estimated based on average expenses expected to be incurred during the fiscal year ending November 30, 1999. During the course of the period, expenses may be more or less than the average amount shown.

 ......The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of the Fund will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "Investing in the Fund."

Example


 ....................................                                            1 Year  3 Years
                                                                                ------  -------
You would pay the following expenses on a $1,000 investment assuming
(1) 5% annual return and (2) redemption at the end of each time period.          $10   $31
 ......The above example should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown. This example is based on estimated data for the Fund's fiscal year ending November
30, 1999.

SUMMARY OF FUND EXPENSES
--------------------------------------------------------------------------------
                                   Bond Fund
                        Shareholder Transaction Expenses

Maximum Sales Charge Imposed on Purchases
   (as a percentage of offering price).........................         None
Maximum Sales Charge Imposed on Reinvested Dividends
   (as a percentage of offering price).........................         None
Contingent Deferred Sales Charge (as a percentage of original purchase
   price or redemption proceeds, as applicable)................         None
Redemption Fee (as a percentage of amount redeemed, if applicable)      None
Exchange Fee...................................................         None

                        Annual Fund Operating Expenses *
                (As a percentage of projected average net assets)

Management Fee . ..............................................   0.50%
Distribution (12b-1) Fee (1)...................................   0.00%
Other Expenses.................................................   0.48%
         Shareholder Services Fee (1).............................0.00%
Total Fund Operating Expenses . ................................  0.98%

(1)Presently, the Fund has no intention of paying or accruing 12b-1 fees or shareholder services fees during the fiscal year ending November 30, 1999. If the Fund were paying or accruing 12b-1 fees or shareholder services fees, the Fund would be able to pay up to 0.75% of its average daily net assets for 12b-1 fees and up to 0.25% of its average daily net assets for shareholder services fees. See "FTI Funds Information." Wire-transferred redemptions of less than $5,000 may be subject to additional fees.

* Annual Fund Operating Expenses are estimated based on average expenses expected to be incurred during the fiscal year ending November 30, 1999. During the course of the period, expenses may be more or less than the average amount shown.

 ......The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of the Fund will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "Investing in the Fund."

Example


 ....................................                                                   1 Year  3 Years
                                                                                       ------  -------
You would pay the following expenses on a $1,000 investment assuming
(1) 5% annual return and (2) redemption at the end of each time period............        $10   $31
 ......The above example should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown. This example is based on estimated data for the Fund's fiscal year ending November
30, 1999.

SUMMARY OF FUND EXPENSES
--------------------------------------------------------------------------------
                        Large Capitalization Growth Fund
                        Shareholder Transaction Expenses

Maximum Sales Charge Imposed on Purchases
   (as a percentage of offering price).........................         None
Maximum Sales Charge Imposed on Reinvested Dividends
   ( as a percentage of offering price)........................         None
Contingent Deferred Sales Charge (as a percentage of original purchase
   price or redemption proceeds, as applicable)................         None
Redemption Fee (as a percentage of amount redeemed, if applicable)      None
Exchange Fee...................................................         None

                        Annual Fund Operating Expenses *
                (As a percentage of projected average net assets)

Management Fee . ..............................................   0.75%
Distribution (12b-1) Fee (1)...................................   0.00%
Other Expenses.................................................   0.61%
         Shareholder Services Fee (1)..........................   0.00%
Total Fund Operating Expenses ................................    1.36%

(1)Presently, the Fund has no intention of paying or accruing 12b-1 fees or shareholder services fees during the fiscal year ending November 30, 1999. If the Fund were paying or accruing 12b-1 fees or shareholder services fees, the Fund would be able to pay up to 0.75% of its average daily net assets for 12b-1 fees and up to 0.25% of its average daily net assets for shareholder services fees. See "FTI Funds Information." Wire-transferred redemptions of less than $5,000 may be subject to additional fees.

* Annual Fund Operating Expenses are estimated based on average expenses expected to be incurred during the fiscal year ending November 30, 1999. During the course of the period, expenses may be more or less than the average amount shown.

 ......The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of the Fund will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "Investing in the Fund."

Example


 ....................................                                                  1 Year  3 Years
                                                                                      ------  -------
You would pay the following expenses on a $1,000 investment assuming
(1) 5% annual return and (2) redemption at the end of each time period............        $14   $43
 ......The above example should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown. This example is based on estimated data for the Fund's fiscal year ending November
30, 1999.

SUMMARY OF FUND EXPENSES
--------------------------------------------------------------------------------
                  Large Capitalization Growth and Income Fund
                        Shareholder Transaction Expenses

Maximum Sales Charge Imposed on Purchases
   (as a percentage of offering price).........................         None
Maximum Sales Charge Imposed on Reinvested Dividends
   (as a percentage of offering price).........................         None
Contingent Deferred Sales Charge (as a percentage of original purchase
   price or redemption proceeds, as applicable)................         None
Redemption Fee (as a percentage of amount redeemed, if applicable)      None
Exchange Fee...................................................   None

                        Annual Fund Operating Expenses *
                (As a percentage of projected average net assets)

Management Fee . ..............................................   0.75%
Distribution (12b-1) Fee (1)...................................   0.00%
Other Expenses.................................................   0.33%
          Shareholder Services Fee (1).........................   0.00%
Total Fund Operating Expenses ................................    1.08%

(1)Presently, the Fund has no intention of paying or accruing 12b-1 fees or shareholder services fees during the fiscal year ending November 30, 1999. If the Fund were paying or accruing 12b-1 fees or shareholder services fees, the Fund would be able to pay up to 0.75% of its average daily net assets for 12b-1 fees and up to 0.25% of its average daily net assets for shareholder services fees. See "FTI Funds Information." Wire-transferred redemptions of less than $5,000 may be subject to additional fees.

* Annual Fund Operating Expenses are estimated based on average expenses expected to be incurred during the fiscal year ending November 30, 1999. During the course of the period, expenses may be more or less than the average amount shown.

 ......The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of the Fund will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "Investing in the Fund."

Example


 ....................................                                                 1 Year  3 Years
                                                                                     ------  -------
You would pay the following expenses on a $1,000 investment assuming
(1) 5% annual return and (2) redemption at the end of each time period............        $11   $34
 ......The above example should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown. This example is based on estimated data for the Fund's fiscal year ending November
30, 1999.

SUMMARY OF FUND EXPENSES
-------------------------------------------------------------------------------
                           Small Capitalization Fund
                        Shareholder Transaction Expenses

Maximum Sales Charge Imposed on Purchases
  (as a percentage of offering price)                      None
Maximum Sales Charge Imposed on Reinvested Dividends
  (as a percentage of offering price)                      None
Contingent Deferred Sales Charge (as a percentage of purchase price
  or redemption proceeds, as applicable)                   None
Redemption Fee (as a percentage of amount redeemed, if applicable)      None
Exchange Fee                                               None

                         Annual Fund Operating Expenses
                     (As a percentage of average net assets)
Management Fee                                             1.00%
Distribution (12b-1) Fee(1)                                0.00%
Other Expenses (after expense reimbursement)(2)            0.50%
         Shareholder Services Fee(1)                  0.00%
Total Fund Operating Expenses (after expense reimbursement)(3)    1.50%

(1) Presently, the Fund has no intention of paying or accruing 12b-1 fees or shareholder services fees during the fiscal year ending November 30, 1998. If the Fund were paying or accruing 12b-1 fees or shareholder services fees, the Fund would be able to pay up to 0.75% of its average daily net assets for 12b-1 fees and up to 0.25% of its average daily net assets for shareholder services fees. See "FTI Funds Information."
(2) Other expenses have been reduced to reflect the voluntary reimbursement of certain other operating expenses. This voluntary reimbursement may be modified or terminated at any time.
(3) The Total Fund Operating Expenses would have been 1.74% absent the voluntary reimbursement of certain other operating expenses.

      The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of the Fund will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "Investing in the Funds" and "FTI Funds Information." Wire-transferred redemptions of less than $5,000 may be subject to additional fees.

      Long-term shareholders may pay more over time than the economic equivalent of the maximum front-end sales charges permitted under the rules of the National Association of Securities Dealers, Inc.

EXAMPLE                               1 year 3 years  5 years    10 years
-------------------------------------------------------------------------------
You would pay the following expenses on a $1,000 investment assuming (1) 5% annual return and (2) redemption at the end of each
time period                           $15    $ 47     $ 82       $ 179
      The above example should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.

SUMMARY OF FUND EXPENSES
--------------------------------------------------------------------------------
                           International Equity Fund
                        Shareholder Transaction Expenses

Maximum Sales Charge Imposed on Purchases
  (as a percentage of offering price)                      None
Maximum Sales Charge Imposed on Reinvested Dividends
  (as a percentage of offering price)                      None
Contingent Deferred Sales Charge (as a percentage of purchase price
  or redemption proceeds, as applicable)                   None
Redemption Fee (as a percentage of amount redeemed, if applicable)      None
Exchange Fee                                               None

                         Annual Fund Operating Expenses
                     (As a percentage of average net assets)

Management Fee                                             1.00%
Distribution (12b-1) Fee(1)                                0.00%
Other Expenses (after expense reimbursement)(2)            0.20%
         Shareholder Services Fee(1)                  0.00%
Total Fund Operating Expenses (after expense reimbursement)(3)    1.20%

(1) Presently, the Fund has no present intention of paying or accruing 12b-1 fees or shareholder services fees during the fiscal year ending November 30, 1998. If the Fund were paying or accruing 12b-1 fees or shareholder services fees, the Fund would be able to pay up to 0.75% of its average daily net assets for 12b-1 fees and up to 0.25% of its average daily net assets for shareholder services fees. See "FTI Funds Information."
 (2) Other expenses have been reduced to reflect the voluntary reimbursement of certain other operating expenses by the Adviser. The Adviser may terminate this voluntary reimbursement at any time at its sole discretion.
 (3) The Total Fund Operating Expenses were 1.60% for the fiscal year ended November 30, 1997. The current rate of Total Fund Operating Expenses is shown in the table above, and reflects an increase in the voluntary reimbursement of certain other operating expenses by the Adviser from July 6, 1998 through the fiscal year ending November 30, 1998. Total Fund Operating expenses are estimated to be 1.40% absent the anticipated voluntary reimbursement described above in note (2), and are expected to be 1.37% for the fiscal year ending November 30, 1998.

The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of the Fund will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "Investing in the Funds" and "FTI Funds Information." Wire-transferred redemptions of less than $5,000 may be subject to additional fees.

Long-term shareholders may pay more over time than the economic equivalent of the maximum front-end sales charges permitted under the rules of the National Association of Securities Dealers, Inc.

EXAMPLE                                   1 year 3 years 5 years 10 years
--------------------------------------------------------------------------------
You would pay the following expenses on a
$1,000 investment assuming (1) 5% annual return
and (2) redemption at the end of each time period      $ 12    $38    $66   $145

The above example should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.

SUMMARY OF FUND EXPENSES
--------------------------------------------------------------------------------
                            International Bond Fund
                        Shareholder Transaction Expenses

Maximum Sales Charge Imposed on Purchases
  (as a percentage of offering price)                      None
Maximum Sales Charge Imposed on Reinvested Dividends
  (as a percentage of offering price)                      None
Contingent Deferred Sales Charge (as a percentage of purchase price
  or redemption proceeds, as applicable)                   None
Redemption Fee (as a percentage of amount redeemed, if applicable)      None
Exchange Fee                                               None

                         Annual Fund Operating Expenses
                     (As a percentage of average net assets)
Management Fee                                             0.70%
Distribution (12b-1) Fee(1)                                0.00%
Other Expenses (after expense reimbursement)(2)            0.50%
         Shareholder Services Fee(1)                   0.00%
Total Fund Operating Expenses (after expense reimbursement)(3)    1.20%

(1) Presently, the Fund has no present intention of paying or accruing 12b-1 fees or shareholder services fees during the fiscal year ending November 30, 1998. If the Fund were paying or accruing 12b-1 fees or shareholder services fees, the Fund would be able to pay up to 0.75% of its average daily net assets for 12b-1 fee and up to 0.25% of its average daily net assets for shareholder services fees. See "FTI Funds Information."
 (2) Other expenses have been reduced to reflect the voluntary reimbursement of certain other operating expenses. This voluntary reimbursement may be modified or terminated at any time.
 (3) The total Fund operating expenses would have been 3.55% absent the voluntary reimbursement of certain other operating expenses.

      The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of the Fund will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "Investing in the Funds" and "FTI Funds Information." Wire-transferred redemptions of less than $5,000 may be subject to additional fees.

      Long-term shareholders may pay more over time than the economic equivalent of the maximum front-end sales charges permitted under the rules of the National Association of Securities Dealers, Inc.

EXAMPLE                                   1 year 3 years 5 years 10 years
--------------------------------------------------------------------------------
You would pay the following expenses on a $1,000 investment assuming (1) 5% annual return and (2) redemption at the end of
each time period                          $ 12   $38     $66     $145
      The above example should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.

SUMMARY OF FUND EXPENSES
--------------------------------------------------------------------------------
                                Global Bond Fund
                        Shareholder Transaction Expenses

Maximum Sales Charge Imposed on Purchases
  (as a percentage of offering price)                      None
Maximum Sales Charge Imposed on Reinvested Dividends
  (as a percentage of offering price)                      None
Contingent Deferred Sales Charge (as a percentage of purchase price
  or redemption proceeds, as applicable)                   None
Redemption Fee (as a percentage of amount redeemed, if applicable)      None
Exchange Fee                                               None

                         Annual Fund Operating Expenses
                     (As a percentage of average net assets)
Management Fee                                             0.70%
Distribution (12b-1) Fee(1)                                0.00%
Other Expenses (after waiver/expense reimbursement)(2)     (0.20%)
         Shareholder Services Fee(1)                  0.00%
Total Fund Operating Expenses (after waiver/expense reimbursement)(3)   0.50%

(1) Presently, the Fund has no present intention of paying or accruing 12b-1 fees or shareholder services fees during the fiscal year ending November 30, 1998. If the Fund were paying or accruing 12b-1 fees or shareholder services fees, the Fund would be able to pay up to 0.75% of its average daily net assets for 12b-1 fees or up to 0.25% of its average daily net assets for shareholder services fees. See "FTI Funds Information."
 (2) Other expenses have been reduced to reflect the voluntary waiver of a portion of the custodian fee and the voluntary reimbursement of certain other operating expenses. This voluntary waiver/reimbursement can be modified or terminated at any time.
 (3) The total Fund operating expenses would have been 14.74% absent the voluntary waiver/reimbursement of certain other operating expenses.

      The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of the Fund will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "Investing in the Funds" and "FTI Funds Information." Wire-transferred redemptions of less than $5,000 may be subject to additional fees.

      Long-term shareholders may pay more over time than the economic equivalent of the maximum front-end sales charges permitted under the rules of the National Association of Securities Dealers, Inc.

EXAMPLE                                   1 year 3 years 5 years 10 years
-------------------------------------------------------------------------------
You would pay the following expenses on a
$1,000 investment assuming (1) 5% annual return and
(2) redemption at the end of each time period    $5      $16     $28    $ 63

      The above example should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.


FTI Small Capitalization Equity Fund
Financial Highlights
--------------------------------------------------------------------------------
(For a share outstanding throughout each period)
The following table has been audited by Ernst & Young LLP, the Fund's independent auditors. Their report dated January 26, 1998, on the Fund's financial statements for the period ended November 30, 1997, and on the following table for the periods presented, is included in the Annual Report, which is incorporated by reference. This table should be read in conjunction with the Fund's financial statements and notes thereto, which may be obtained free of charge.
                                                  Year Ended        Period Ended
                                                  November 30,      November 30,
                                                  1997              1996(a)

Net asset value, beginning of period                    $12.08            $10.00
----------------------------------------------------------------
Income from investment operations
----------------------------------------------------------------
  Net operating loss                                    (0.09)            (0.04)
----------------------------------------------------------------
  Net realized and unrealized gain on investments       2.38              2.12
----------------------------------------------------------------   ---------
Total from investment operations                        2.29              2.08
----------------------------------------------------------------   ---------
Net asset value, end of period                          $14.37            $12.08
----------------------------------------------------------------   ---------
Total return(b)                                         18.96%            20.80%
----------------------------------------------------------------
Ratios to average net assets
----------------------------------------------------------------
  Expenses                                              1.50%             1.50%*
----------------------------------------------------------------
  Net operating loss                                    (0.89%)         (0.68%)*
----------------------------------------------------------------
  Expense waiver/reimbursement(c)                       0.24%             1.51%*
----------------------------------------------------------------
Supplemental data
----------------------------------------------------------------
  Net assets, end of period (000 omitted)               $40,505          $19,318
----------------------------------------------------------------
  Average commission rate paid(d)                       $.0620           $0.0334
----------------------------------------------------------------
  Portfolio turnover                                    111%              94%
--------------------------------------------------------------------------------
* Computed on an annualized basis.

(a) Reflects operations for the period from December 22, 1995 (start of performance) to November 30, 1996. (b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable. (c) This voluntary expense decrease is reflected in both the expense and net operating loss ratios shown above. (d) Represents total commissions paid on portfolio securities divided by total portfolio shares purchased or sold on which commissions were charged. Further information about the Fund's performance is contained in the Fund's annual report dated November 30, 1997, which can be obtained free of charge.

FTI International Equity Fund
Financial Highlights
-------------------------------------------------------------------------------
(For a share outstanding throughout each period)
The following table has been audited by Ernst & Young LLP, the Fund's independent auditors. Their report dated January 26, 1998, on the Fund's financial statements for the period ended November 30, 1997, and on the following table for the periods presented, is included in the Annual Report, which is incorporated by reference. This table should be read in conjunction with the Fund's financial statements and notes thereto, which may be obtained free of charge.
                                                Year Ended        Period Ended
                                                November 30,      November 30,
                                                1997              1996(A)
--------------------------------------------------------------------------------
Net asset value, beginning of period                    $10.99            $10.00
----------------------------------------------------------------------
Income from investment operations
----------------------------------------------------------------------
  Net investment income                                 0.02             0.01(b)
----------------------------------------------------------------------
  Net realized and unrealized gain on investments and foreign currency  1.390.99
----------------------------------------------------------------------   ------
Total from investment operations                        1.41              1.00
----------------------------------------------------------------------   ------
Less distributions
----------------------------------------------------------------------
  Distributions from net investment income              (0.20)            (0.01)
----------------------------------------------------------------------   ------
Net asset value, end of period                          $12.20            $10.99
----------------------------------------------------------------------   ------
Total return(c)                                         13.01%            10.04%
----------------------------------------------------------------------
Ratios to average net assets
----------------------------------------------------------------------
  Expenses                                              1.60%             1.68%*
----------------------------------------------------------------------
  Net investment income                                 0.13%             0.05%*
----------------------------------------------------------------------
  Expense waiver/reimbursement(d)                       0.13%             3.05%*
----------------------------------------------------------------------
Supplemental data
----------------------------------------------------------------------
  Net assets, end of period (000 omitted)               $40,869          $12,065
----------------------------------------------------------------------
  Average commission rate paid(e)                       $0.0363          $0.0365
----------------------------------------------------------------------
  Portfolio turnover                                    55%               29%
--------------------------------------------------------------------------------
* Computed on an annualized basis.
(a) Reflects operations for the period from December 22, 1995 (start of performance) to November 30, 1996. (b) Per share information is based on average shares outstanding. (c) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable. (d) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.
(e) Represents total commissions paid on portfolio securities divided by total portfolio shares purchased or sold on which commissions were charged. Further information about the Fund's performance is contained in the Fund's annual report dated November 30, 1997, which can be obtained free of charge.

FTI International Bond Fund
Financial Highlights
--------------------------------------------------------------------------------
(For a share outstanding throughout each period)
The following table has been audited by Ernst & Young LLP, the Fund's independent auditors. Their report dated January 26, 1998, on the Fund's financial statements for the period ended November 30, 1997, and on the following table for the periods presented, is included in the Annual Report, which is incorporated by reference. This table should be read in conjunction with the Fund's financial statements and notes thereto, which may be obtained free of charge.
                                                 Year Ended        Period Ended
                                                 November 30,      November 30,
                                                 1997              1996(a)
--------------------------------------------------------------------------------
Net asset value, beginning of period                    $10.20            $10.00
----------------------------------------------------------------------
Income from investment operations
----------------------------------------------------------------------
  Net investment income                                 0.50             0.47(b)
----------------------------------------------------------------------
  Net realized and unrealized loss on investments
and foreign currency                                   (1.04)            (0.10)
----------------------------------------------------------------------
Total from investment operations                        (0.54)            0.37
----------------------------------------------------------------------
Less distributions
----------------------------------------------------------------------
  Distributions from net investment income              (0.13)            (0.17)
----------------------------------------------------------------------
  Return of capital distributions                       (0.23)            --
----------------------------------------------------------------------   -------
Total Distributions                                     (0.36)            (0.17)
----------------------------------------------------------------------   -------
Net asset value, end of period                          $ 9.30            $10.20
----------------------------------------------------------------------   -------
Total return(c)                                         (5.43%)           3.75%
----------------------------------------------------------------------
Ratios to average net assets
----------------------------------------------------------------------
  Expenses                                              1.20%             1.20%*
----------------------------------------------------------------------
  Net investment income                                 5.44%             5.46%*
----------------------------------------------------------------------
  Expense waiver/reimbursement(d)                       2.35%             4.63%*
----------------------------------------------------------------------
Supplemental data
----------------------------------------------------------------------
  Net assets, end of period (000 omitted)               $7,381            $5,201
----------------------------------------------------------------------
  Portfolio turnover                                    184%              190%
--------------------------------------------------------------------------------
* Computed on an annualized basis.
(a) Reflects operations for the period from December 22, 1995 (start of performance) to November 30, 1996. (b) Per share information is based on average shares outstanding. (c) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable. (d) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above. Further information about the Fund's performance is contained in the Fund's annual report dated November 30, 1997, which can be obtained free of charge.

FTI Global Bond Fund
Financial Highlights
--------------------------------------------------------------------------------
(For a share outstanding throughout each period)
The following table has been audited by Ernst & Young LLP, the Fund's independent auditors. Their report dated January 26, 1998, on the Fund's financial statements for the period ended November 30, 1997, and on the following table for the periods presented, is included in the Annual Report, which is incorporated by reference. This table should be read in conjunction with the Fund's financial statements and notes thereto, which may be obtained free of charge.
                                                 Year Ended        Period Ended
                                                 November 30,      November 30,
                                                 1997              1996(a)
-------------------------------------------------------------------------
Net asset value, beginning of period                    $10.42            $10.00
----------------------------------------------------------------------------
Income from investment operations
----------------------------------------------------------------------------
  Net investment income                                 0.62              0.37
----------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments and foreign
  currency                                              (0.66)            0.13
----------------------------------------------------------------------------
Total from investment operations                        (0.04)            0.50
----------------------------------------------------------------------------
Less distributions
----------------------------------------------------------------------------
  Distributions from net investment income              (0.39)            (0.08)
----------------------------------------------------------------------------
  Return of capital distributions                       (0.30)            --
----------------------------------------------------------------------------
  Distributions from net realized gain on investments and foreign currency
  transactions                                          (0.04)            0.00
----------------------------------------------------------------------------
Total distributions                                     (0.73)            (0.08)
----------------------------------------------------------------------------
Net asset value, end of period                          $ 9.65            $10.42
----------------------------------------------------------------------------
Total return(b)                                         (0.42%)           5.02%
----------------------------------------------------------------------------
Ratios to average net assets
----------------------------------------------------------------------------
  Expenses                                              0.50%             0.95%*
----------------------------------------------------------------------------
  Net investment income                                 6.12%             5.83%*
----------------------------------------------------------------------------
  Expense waiver/reimbursement(c)                       14.24%           26.94%*
----------------------------------------------------------------------------
Supplemental data
----------------------------------------------------------------------------
  Net assets, end of period (000 omitted)               $1,402            $1,058
----------------------------------------------------------------------------
  Portfolio turnover                                    176%              287%
--------------------------------------------------------------------------------
* Computed on an annualized basis.
(a) Reflects operations for the period from December 22, 1995 (start of performance) to November 30, 1996. (b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable. (c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above. Further information about the Fund's performance is contained in the Fund's annual report dated November 30, 1997, which can be obtained free of charge.

Investment Objective of Each Fund
--------------------------------------------------------------------------------
The investment objective and policies of each Fund appear below. The investment objective of a Fund cannot be changed without the approval of holders of a majority of that Fund's shares. While there is no assurance that a Fund will achieve its investment objective, it endeavors to do so by following the investment policies described in this prospectus.

Unless indicated otherwise, the investment policies and limitations of a Fund may be changed by the Trustees without approval of shareholders. Shareholders will be notified before any material change in these policies and limitations becomes effective.

Additional information about investment limitations, strategies that one or more Funds may employ, and certain investment policies mentioned below, appear in the "Portfolio Investments and Strategies" section of this prospectus and in the Statement of Additional Information.

 Municipal Bond Fund

The investment objective of Municipal Bond Fund is total return with emphasis on income. The Fund seeks to achieve its investment objective by investing primarily in a diversified portfolio of high-quality municipal bonds. Municipal bonds are debt obligations issued by or on behalf of states, territories and possessions of the United States, including the District of Columbia, and their political subdivisions, agencies and instrumentalities, the interest from which is exempt from federal regular income tax. The Fund invests its assets so that at least 80% of its annual interest income is exempt from federal regular income tax. (Federal regular income tax does not include the federal individual alternative minimum tax or the federal alternative minimum tax for corporations.)

Municipal bonds are generally issued to finance public works such as airports, bridges, highways, housing, hospitals, mass transportation projects, schools, streets, and water and sewer works. Municipal bonds are also issued to repay outstanding obligations, to raise funds for general operating expenses, and to make loans to other public institutions and facilities. Certain types of "private activity" municipal bonds are issued to obtain funding for privately operated facilities. There are two general categories of municipal bonds: general obligation and revenue. General obligation bonds are backed by the taxing power of the issuing municipality. Revenue bonds are backed by the revenues of a project or facility. Payment of principal and interest on such bonds is dependent solely on the revenue generated by the facility financed by the bond or other specified sources of revenue or collateral. Private activity bonds are typically one type of "revenue" bonds. In most cases, lower quality bonds are private activity bonds or other revenue bonds which are not payable from general tax revenues. The Fund does not intend to purchase securities if, as a result of such purchase, more than 25% of the value of its total assets would be invested in the securities of governmental subdivisions located in any one state, territory or possession of the United States.

Acceptable Investments. The securities in which the Fund invests include, but are not limited to:

     municipal bonds (including bonds having serial maturities and pre-refunded bonds) and leases. See "Municipal Leases" in "Portfolio Investments and Strategies" and "Municipal Bond Considerations;"

     tax and revenue bond anticipation notes issued to finance working capital needs in anticipation of receiving taxes or other revenues;

     bond anticipation notes that are intended to be refinanced through a later issuance of longer-term bonds;

     municipal commercial paper and other short-term notes;

     variable rate demand notes. See Corporate and Foreign Government/Agency Debt Obligations" in "Portfolio Investments and Strategies;"

     participation,  trust,  and  partnership  interests in any of the foregoing
obligations.   See  "Participation  Interests"  in  "Portfolio  Investments  and
Strategies;"

     domestic issues of corporate debt obligations. See "Corporate and Foreign Government/Agency Debt Obligations" in "Portfolio Investments and Strategies;"

     securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, including those obligations purchased on a when-issued or delayed delivery basis ("U.S. Government Securities"). See "U.S. Government Securities" in "Portfolio Investments and Strategies;" and

     shares of other investment companies. See "Investing in Securities of Other Investment Companies" in "Portfolio Investments and Strategies."

Under normal market conditions, the Fund will invest its assets so that at least 80% of its total assets are invested in securities that at the time of purchase, are rated investment-grade (BBB by Standard and Poor's ("S&P")/Baa by Moody's Investor Services, Inc. ("Moody's") or better) or, in the opinion of the Adviser, are the unrated equivalent.

While the Fund may purchase securities of any maturity, it will invest primarily in bonds with intermediate (5 to 15 years) maturities. Under normal market conditions, the Fund's duration will generally range between four and seven years. See "Duration" in "Portfolio Investments and Strategies."

The Adviser's approach in fixed income management is to emphasize the potential for consistently enhancing performance while managing and controlling risk. The Adviser believes that investing primarily in high quality, highly liquid securities of intermediate duration, should provide attractive returns with less volatility than associated with longer duration securities. To add incremental return, the Adviser uses moderate interest rate anticipation, active sector allocation and disciplined security selection. Identifying and quantifying the risks inherent in different structure/strategies, specific bonds markets and securities within those sectors is the central focus of the Adviser's internal research process. Identifying the sensitivity the Fund or individual security has to a changing interest rate, volatility, and prepayment environment is essential to establishing prudent risk parameters. There is no assurance that the Adviser's attempts to pursue these approaches will result in benefits to the Fund.

From time to time, in order to maximize after-tax returns, the Fund may invest in taxable securities (primarily U.S. Treasury securities). For example, investing in the taxable sector becomes attractive as municipals trade relatively rich to Treasuries. The Treasury market possesses superior performance characteristics and, generally, outperforms municipal securities in a market rally because lower yields result in an increase in municipal supply. Treasuries are also an effective investment vehicle for capturing trading opportunities due to their superior liquidity.

In addition, the Fund may borrow money, lend portfolio securities, invest in restricted and illiquid securities, repurchase agreements, and when-issued and delayed delivery transactions. See "Portfolio Investments and Strategies" for a discussion of these investments.

Investment  Limitations.  The Fund's investment  limitations are discussed below
under  "Borrowing  Money,"   "Diversification"   and  "Restricted  and  Illiquid
Securities."

Bond Fund

The investment objective of the Bond Fund is total return with emphasis on income. The Fund seeks to achieve its investment objective by investing primarily in a diversified portfolio of investment grade fixed income securities.

The goal of the Adviser is to emphasize the potential for consistently enhancing performance while managing and controlling risk. In an effort to maximize return, the Adviser performs scenario analysis by evaluating economic and political trends to assess the expected distribution of returns. To measure Value-at-Risk, the Adviser "stress tests" the portfolio to produce objective views of market risk and to analyze "worst case scenarios." As investment strategies are implemented, forecasts are continually reviewed to confirm investment views. Forecast returns determine preferred markets. Risk management systems assist in determining appropriate weightings based upon: forecast returns; historic volatilities and correlations; guidelines and risk tolerances; and benchmarks. In an effort to minimize risk, the Adviser evaluates fundamental economic and political trends by analyzing and managing bond markets and foreign markets as separate and distinct asset classes. Using quantitative tools to establish relative valuations between sectors and securities, the Adviser actively manages country and currency allocations, average duration targets, sector and issue selection. The ultimate goal is to maximize return while limiting downside risk. There is no assurance that the Adviser's attempts to pursue these approaches will result in benefits to the Fund.

Acceptable Investments. The securities in which the Fund invests include, but are not limited to:

          U.S. Government Securities. See "U.S. Government Securities" in "Portfolio Investments and Strategies;"

          domestic (i.e., issued in the United States) and foreign issues of corporate debt obligations as well as domestic and foreign issues of obligations of foreign governments and/or their instrumentalities having floating or fixed rates of interest. See "Corporate and Foreign Government/Agency Debt Obligations;"

          mortgage-backed and other asset-backed securities. See "Asset-Backed Securities" in "Portfolio Investments and Strategies;"

          commercial paper rated A-1 by S&P, Prime-1 by Moody's or F-1 by Fitch Investor Service, Inc. ("Fitch") and money market instruments (including commercial paper) which are unrated but deemed to be of comparable quality by the Adviser, including Canadian Commercial Paper and Europaper ("Commercial Paper");

          certificates of deposits, demand and time deposits, savings shares, bankers' acceptances and other instruments of domestic and foreign banks, savings and loans and other deposit or thrift institutions ("Bank Instruments");

          municipal securities.  See "Municipal Bond Considerations;"

          repurchase agreements collateralized by eligible investments. See "Repurchase Agreements" in "Portfolio Investments and Strategies;" and

          shares of other investment companies. See "Investing in Securities of Other Investment Companies" in "Portfolio Investments and Strategies."

Under normal market conditions, the Fund will invest its assets so that at least 80% of its total assets are invested in securities that at the time of purchase, are rated investment grade or better or, in the opinion of the Adviser, are the unrated equivalent. The average credit quality of the portfolio will be a minimum of AA. No more than 20% of the assets may be invested in securities rated as low as B. Up to 30% of the assets may be invested in securities of foreign issuers, provided that the securities are denominated in U.S. dollars. The securities in which the Fund invests may be of any maturity, but under normal market conditions, the Fund's duration is within one and a half years of the Lehman Brothers Aggregate Bond Index (which is currently about four and a half years). See "Duration" in "Portfolio Investments and Strategies;"

In addition, the Fund may borrow money; lend portfolio securities; invest in preferred stock, restricted and illiquid securities, repurchase agreements, and when-issued and delayed delivery transactions. See "Portfolio Investments and Strategies" for a discussion of these investments.

Investment  Limitations.  The Fund's investment  limitations are discussed below
under  "Borrowing  Money,"   "Diversification"   and  "Restricted  and  Illiquid
Securities."

Large Capitalization Growth Fund

The investment objective of the Large Capitalization Growth Fund is long-term growth of principal. The Fund seeks to achieve its investment objective by investing primarily in the equity securities of large capitalization companies with total market capitalizations in excess of $5 billion at the time of purchase. Although current income is an incidental consideration, many of the Fund's securities should provide regular dividends which are expected to grow over time.

The Adviser focuses on companies which are above-average financial quality and offer the prospect for above-average growth in earnings, cash flow, or assets relative to the overall market as defined by Standard & Poor's 500 Composite Stock Price Index ("S&P 500"). The Fund allocates its investments among different industries and companies, and adjusts its holdings based on long-term investment considerations as opposed to short-term trading. While the Fund emphasizes U.S. investments, it can commit a portion of its assets to the equity securities of foreign growth companies which meet the criteria applicable to domestic investments. In selecting investments for the Fund's portfolio, the Adviser considers earnings growth, relative valuation measures and a review of management. In reviewing earnings growth, the Adviser takes into consideration strong, sustainable internal growth, quality of earnings and accounting practices, and looks for a high proportion of recurring revenues, and the strong probability of retaining or widening margins. Relative valuation measures include a risk/reward analysis, price/earnings ratios, growth estimates on both an absolute and relative basis, and the return on invested capital. A review of management targets a proven track record, the depth of management, wide equity ownership, and management incentive programs. There is no assurance that the Adviser's attempts to pursue these approaches will result in benefits to the Fund.

Acceptable Investments. The securities in which the Fund invests include, but are not limited to:

      o common stocks, and securities convertible into common stocks, which will be primarily composed of issues of large capitalization domestic companies. See "Portfolio Investments and Strategies" and "Equity Investment Considerations." Under normal market conditions, at least 65% of the total assets of the Fund's portfolio will be invested in the common stock of large capitalization companies, which the Fund defines as those having a market value capitalization in excess of $5 billion;

     o preferred stocks, investment grade corporate bonds, notes, warrants, and rights;

     o foreign securities which are traded publicly in the United States. The Fund may invest up to 10% of its net assets in foreign securities;

     o American Depositary Receipts ("ADRs"), which are receipts typically issued by a United States bank or trust company that evidence ownership of underlying securities issued by a foreign issuer. The Fund may invest up to 20% of its net assets in ADRs. See "Depositary Receipts" in "Portfolio Investments and Strategies;"

     o U.S. Government Securities, Bank Instruments, and Commercial Paper. See "Portfolio Investments and Strategies;"

     o real estate investment trusts ("REITs"). See "Real Estate Investment Trusts" in "Portfolio Investments and Strategies;" and

     o shares of other investment companies. See "Investing in Securities of Other Investment Companies" in "Portfolio Investments and Strategies."

In addition, the Fund may borrow money, lend portfolio securities, invest in restricted and illiquid securities, repurchase agreements, and engage in forward commitment and when-issued and delayed delivery transactions. The Fund may also invest in put and call options, futures, and options on futures, in order to implement its investment strategy and for hedging purposes. See "Portfolio Investments and Strategies" for a discussion of these investments.

Investment  Limitations.  The Fund's investment  limitations are discussed below
under  "Borrowing  Money,"   "Diversification"   and  "Restricted  and  Illiquid
Securities."

Large Capitalization Growth and Income Fund

The investment objective of the Large Capitalization Growth and Income Fund is long-term growth of principal and income. The Fund seeks to achieve its investment objective by investing primarily in dividend-paying equity securities of large capitalization companies with total market capitalizations in excess of $5 billion at the time of purchase. Although the Adviser utilizes very similar methodologies in selecting portfolio securities as described above for the Large Capitalization Growth Fund, the Fund will be managed with a greater focus on dividend-paying ability in selecting securities, as well as in making general sector allocations. The Fund is expected generally to have fewer holdings than Large Capitalization Growth Fund and may commit a larger portion of its assets to any single holding. The Fund seeks to approximate the dividend yield of S&P 500 while remaining sensitive to the tax liability of shareholders by attempting to keep capital gains distributions relatively low.

Acceptable Investments. The securities in which the Fund invests include, but are not limited to:

      o common stocks, and securities convertible into common stocks, which will be primarily composed of issues of large capitalization domestic companies. See "Portfolio Investments and Strategies" and "Equity Investment Considerations." Under normal market conditions, at least 65% of the total assets of the Fund's portfolio will be invested in the common stock of large capitalization companies, which the Fund defines as those having a market value capitalization in excess of $5 billion;

     o preferred stocks, investment grade corporate bonds, notes, warrants, and rights;

     o foreign securities which are traded publicly in the United States. The Fund may invest up to 10% of its net assets in foreign securities;

     o    ADRs.  See  "Depositary   Receipts"  in  "Portfolio   Investments  and
          Strategies;"

     o REITs. See "Real Estate Investment Trusts" in "Portfolio Investments and Strategies;"

     o U.S. Government Securities, Bank Instruments, and Commercial Paper. See "Portfolio Investments and Strategies;" and

     o shares of other investment companies. See "Investing in Securities of Other Investment Companies" in "Portfolio Investments and Strategies."

A Tax-Sensitive Approach to Investing. In pursuing its objective, the Fund will be managed in an attempt to keep its distributions of capital gains relatively low. Whenever a mutual fund sells a stock out of its portfolio, it is likely to "realize" either a capital gain (if the stock has risen in value) or a capital loss (if the stock has fallen in value) equal to the difference between the price the Fund paid to acquire the stock and the price at which it sells the stock. Each year, mutual funds are required to determine if their capital gains exceed their capital losses, and generally must distribute any such "net capital gains" to their shareholders. Shareholders must then pay capital gains taxes on these distributions. The Fund will try to keep its capital gains distributions relatively low. For example, it will generally buy securities that it intends to hold for a number of years, and avoid short-term trading. In deciding which securities to sell, the Adviser will consider their capital gain or loss situation, and may attempt to offset capital gains by appropriately timing its sales of securities that have gone down in value. Also, the Adviser generally will consider selling any security that has not met its expectations for growth, in which case the capital gain would be relatively small. Successful application of this strategy may result in shareholders incurring relatively larger amounts of capital gains when they ultimately sell their shares.

In addition, the Fund may borrow money, lend portfolio securities, invest in restricted and illiquid securities, repurchase agreements, and engage in forward commitment and when-issued and delayed delivery transactions. The Fund may also invest in put and call options, futures, and options on futures, in order to implement its investment strategy and for hedging purposes. See "Portfolio Investments and Strategies" for a discussion of these investments.

Investment  Limitations.  The Fund's investment  limitations are discussed below
under  "Borrowing  Money,"   "Diversification"   and  "Restricted  and  Illiquid
Securities."

Small Capitalization Fund

The investment objective of the Small Capitalization Fund is to provide growth of principal. Under normal market conditions, at least 65% of the total assets of the Fund's portfolio will be invested in the common stock of small capitalization companies, which the Fund defines as those having a market value capitalization below $1.5 billion. Dividend income is not a consideration in the selection of investments. In selecting investments for the Fund's portfolio, the Adviser seeks to select companies it believes are undervalued in the marketplace, or which have earnings that might be expected to grow faster than the U.S. economy in general. The Adviser also looks to purchase stocks whose expected growth rates exceed their current price-earnings ratio. These companies typically possess a relatively high rate of return on invested capital so that future growth can be internally financed. These companies may offer the possibility of accelerating earnings growth because they often represent the first opportunity to participate in new products, new services and new technologies. Companies in which the Fund is likely to invest are those that have a unique franchise opportunity, exhibit high barriers of entry to competitors, have strong balance sheets and cash flow, and have an exceptional management team. The securities of these companies may have more limited marketability and may be subject to more abrupt market movements than securities of larger, more established companies or the market averages in general. There is no assurance that the Adviser's attempts to pursue these approaches will result in benefits to the Fund.

Acceptable Investments. The securities in which the Fund invests include, but are not limited to:

      o common stocks, and securities convertible into common stocks, which will be primarily composed of issues of small capitalization domestic companies. See "Portfolio Investments and Strategies" and "Equity Investment Considerations." Small capitalization companies would generally be those stocks included in the Russell 2000 Growth Index or the Standard & Poor's Small Cap 600 Index, or have characteristics similar to the stocks in those indices;

     o preferred stocks, investment grade corporate bonds, notes, warrants, and rights;

     o    ADRs.  See  "Depositary   Receipts"  in  "Portfolio   Investments  and
          Strategies;"

     o shares of other investment companies. See "Investing in Securities of Other Investment Companies" in "Portfolio Investments and Strategies;"

     o foreign securities which are traded publicly in the United States. The Fund may invest up to 10% of its net assets in these foreign securities; and

     o U.S. Government Securities, Bank Instruments and Commercial Paper. See "Portfolio Investments and Strategies."

In addition, the Fund may borrow money, lend portfolio securities, invest in restricted and illiquid securities, repurchase agreements, and engage in forward commitment and when-issued and delayed delivery transactions. The Fund may also invest in put and call options, futures, and options on futures, in order to implement its investment strategy and for hedging purposes. See "Portfolio Investments and Strategies" for a discussion of these investments, as well as the potential risks related to small capitalization stocks.

Investment  Limitations.  The Fund's investment  limitations are discussed below
under  "Borrowing  Money,"   "Diversification"   and  "Restricted  and  Illiquid
Securities."

International Equity Fund

The investment objective of the International Equity Fund is to provide growth of principal. The Fund pursues its investment objective through a flexible policy of investing in a broad, diversified portfolio of stocks and debt obligations of issuers located outside the United States. Under normal market conditions, at least 65% of the Fund's total assets will be invested in securities denominated in foreign currencies, including the European Currency Unit (the "ECU"), of issuers located in at least three different nations outside of the United States, and at least 65% of the Fund's total assets will be invested in equity securities, i.e., common stocks and preferred stocks. The ECU is a multinational currency unit which represents specified amounts of the currencies of certain member states of the European Economic Community.
The Fund may also invest up to 35% of its total assets in debt securities.

In seeking to achieve the Fund's investment objective, the Adviser believes there are three potential advantages to investing in foreign equity securities:

     o the opportunity to invest in non-U.S. companies believed to possess superior growth potential;

     o the opportunity to invest in foreign nations with business and economic policies different from those in the United States; and

      o the opportunity to reduce portfolio volatility to the extent that securities markets inside and outside the United States do not move in harmony.

In managing the Fund's portfolio, the Adviser, through both fundamental research and a value screen, will identify foreign equity securities that it determines to be underpriced. The Adviser uses fundamental analysis to assess the world economies and makes projections regarding the likely future trends in economic activity. It will use these projections to determine whether current securities prices are reflecting the level of anticipated economic activity that it foresees. In selecting securities based on this analysis, the Adviser will choose securities whose near-term growth and long-term growth prospects are not being fully valued in the marketplace (in the opinion of the Adviser). The goal is to create a diversified portfolio emphasizing the higher growth regions of the world and investing in underpriced, quality growth companies within these regions. The Fund will invest primarily in foreign industrialized countries throughout the world that comprise the Morgan Stanley Capital International EAFE (Europe, Australia, and the Far East) Index. There is no assurance that the Adviser's attempts to pursue these approaches will result in benefits to the Fund.

Acceptable Investments. The securities in which the Fund invests include, but are not limited to:

      o common stocks, and securities convertible into common stocks, of established foreign companies that appear to have growth potential and are located in economically developed nations. The Fund may also invest up to 20% of its total assets in common stocks of issuers located in emerging market nations. See "Foreign Securities Considerations;"

     o foreign preferred stocks, warrants and convertible securities. See "Convertible Securities" in "Portfolio Investments and Strategies;"

     o ADRs, Global Depositary Receipts ("GDRs"), International Depositary Receipts ("IDRs") and European Depositary Receipts ("EDRs"). See "Depositary Receipts" in "Portfolio Investments and Strategies;"

      o fixed income securities of foreign companies or governments that are rated investment grade or, if unrated, determined by the Adviser to be of comparable quality. See "Foreign Government Securities" in "Portfolio Investments and Strategies;"

      o shares of other investment companies, as described in "Investing in Securities of Other Investment Companies," in "Portfolio Investments and Strategies;"

     o U.S. Government Securities, Bank Instruments, and Commercial Paper. See "Portfolio Investments and Strategies;" and

      o other money market instruments.

In addition, the Fund may borrow money, lend portfolio securities, invest in restricted and illiquid securities, repurchase agreements, and engage in forward commitment and when-issued and delayed delivery transactions. The Fund may also invest in forward foreign currency exchange contracts, put and call options, futures and options on futures, in order to implement its investment strategy and for hedging purposes. See "Portfolio Investments and Strategies" for a discussion of these investments, as well as the potential risks related to foreign securities and investing in emerging market nations. In the event that any fixed income security owned by the Fund is downgraded below investment grade, the Fund may consider disposing of the security, but will not be required to do so.

Investment  Limitations.  The Fund's investment  limitations are discussed below
under  "Borrowing  Money,"   "Diversification"   and  "Restricted  and  Illiquid
Securities."

International Bond Fund

The investment objective of the International Bond Fund is to provide total return. The Fund pursues its investment objective by investing primarily in a broad, diversified portfolio of fixed income obligations of governments and companies located outside the United States. Under normal market conditions, at least 65% of the Fund's total assets will be invested in high-quality debt securities denominated in foreign currencies (including the ECU) of issuers located in at least three different nations outside of the United States. In managing the Fund's portfolio, the Adviser actively manages country and currency allocations and maturity structure according to the fundamental economic and interest-rate outlook for each foreign nation. The goal is to combine the most appropriate bond markets with the strongest foreign currencies to create a portfolio with above average return potential. There is no assurance that the Adviser's attempts to pursue these approaches will result in benefits to the Fund.

Acceptable Investments. The securities in which the Fund invests include, but are not limited to:

      o high-quality fixed income government securities denominated in the currencies of the nations that are members of the Organization for Economic Cooperation and Development. These nations include, but are not limited to, the following: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Iceland, Ireland, Italy, Luxembourg, The Netherlands, New Zealand, Norway, Portugal, Spain, Sweden, Switzerland, and the United Kingdom. The Fund may also invest up to 10% of its total assets in debt securities or other instruments of issuers located in emerging market nations. See "Foreign Government Securities" in "Portfolio Investments and Strategies;"

     o high-quality fixed income obligations of foreign corporations located outside the United States;

     o fixed income obligations of supranational entities, such as the International Bank for Reconstruction and Development and the Inter-American Development Bank. See "Foreign Government Securities" in "Portfolio Investments and Strategies;"

     o convertible securities and warrants. See "Convertible Securities" in "Portfolio Investments and Strategies;:

     o asset-backed and mortgage-backed securities, including collateralized mortgage obligations ("CMOs"), rated investment grade or, if unrated, determined by the Adviser to be of comparable quality, which may comprise up to 35% of the Fund's assets. See "Asset-Backed Securities" in "Portfolio Investments and Strategies;"

     o shares of other investment companies. See "Investing in Securities of Other Investment Companies" in "Portfolio Investments and Strategies;"

     o debt obligations of national, state or "quasi-governmental agencies" which are not supported by the full faith and credit or general taxing power of such entities. See "Foreign Government Securities" in "Portfolio Investments and Strategies;"

      o Bank Instruments, as described previously under " Bond Fund;" and

      o other money market instruments.

In addition, the Fund may borrow money, lend portfolio securities, invest in restricted and illiquid securities, repurchase agreements, and engage in forward commitment and when-issued and delayed delivery transactions. The Fund may also invest in forward foreign currency exchange contracts, put and call options, futures and options on futures, in order to implement its investment strategy and for hedging purposes. See "Portfolio Investments and Strategies" for a discussion of these investments, as well as the potential risks related to foreign securities, asset-backed and mortgage-backed securities and investing in emerging market nations.

The high-quality debt securities in which the Fund will invest will possess a minimum credit rating of A as assigned by S&P or Moody's, or, if unrated, will be judged by the Adviser to be of comparable quality. Because the average quality of the Fund's portfolio investments should remain constantly between A and AAA, or A and Aaa, the Fund will seek to avoid the adverse consequences that may arise for some debt securities in difficult economic circumstances. In the event that a security held by the Fund is downgraded below the quality parameters discussed above, the Fund may consider disposing of the security, but will not be required to do so.

The Fund's portfolio of debt securities will be comprised mainly of foreign government, foreign governmental agency or supranational institution bonds. In addition, the Fund will also invest in high-quality debt securities issued by corporations in the currencies specified above and subject to the quality limitations listed above.

It is anticipated that the average portfolio duration of the Fund will be in the three-to-ten year range. See "Duration" in "Portfolio Investments and Strategies." The prices of fixed income securities generally fluctuate inversely to the direction of interest rates.

Investment  Limitations.  The Fund's investment  limitations are discussed below
under  "Borrowing  Money,"   "Diversification"   and  "Restricted  and  Illiquid
Securities."

Global Bond Fund

The investment objective of the Global Bond Fund is to provide total return. The Fund pursues its investment objective by investing primarily in a broad, diversified portfolio of fixed income securities of both United States and foreign governments and companies. Under normal market conditions, at least 65% of the Fund's total assets will be invested in high-quality debt securities of issuers located in at least three different nations, one of which may be the United States. Securities of non-U.S. issuers may be denominated in foreign currencies or multinational currencies, such as the ECU. The Adviser's approach to selecting investments for the Fund is oriented to country selection and is value driven. In selecting fixed income instruments for the Fund, the Adviser identifies those nations' fixed income markets which it believes will provide the United States' domiciled investor the highest return over a market cycle, through a combination of income sources, while also offering capital gain and currency appreciation. The Adviser conducts extensive fundamental research on a global basis, and it is through this effort that attractive fixed income markets are selected for investment. The outlook for each foreign market is compared to the returns available in the U.S. market. The focus is on selecting those nations whose fixed income fundamentals are superior to those available domestically. There is no assurance that the Adviser's attempts to pursue these approaches will result in benefits to the Fund.

Acceptable Investments. The securities in which the Fund invests include, but are not limited to:

      o high-quality debt securities of foreign and United States issuers. The Fund may also invest up to 10% of total assets in debt securities and other instruments of issuers located in emerging market nations. See "Foreign Securities Considerations;"

          o convertible securities and warrants. See "Convertible Securities" in "Portfolio Investments and Strategies;"

          o asset-backed and mortgage-backed securities, including CMOs, rated in one of the four highest rating categories by an NRSRO (i.e., BBB, Baa or higher) or, if unrated, determined by the Adviser to be of comparable quality, which may comprise up to 35% of the Fund's assets. See "Asset-Backed Securities" in "Portfolio Investments and Strategies;"

          o    U.S.  Government  Securities.   See  "Portfolio  Investments  and
               Strategies;"

          o    debt   securities  of   supranational   entities.   See  "Foreign
               Government Securities;"

          o    Bank Instruments, as described previously under " Bond Fund;"

          o    shares  of  other   investment   companies.   See  "Investing  in
               Securities   of  Other   Investment   Companies"   in  "Portfolio
               Investments and Strategies;" and

      o other money market instruments.

In addition, the Fund may borrow money, lend portfolio securities, invest in restricted and illiquid securities, repurchase agreements, and engage in forward commitment and when-issued and delayed delivery transactions. The Fund may also invest in forward foreign currency exchange contracts, put and call options, futures and options on futures, in order to implement its investment strategy and for hedging purposes. See "Portfolio Investments and Strategies" for a discussion of these investments, as well as the potential risks related to foreign securities, asset-backed and mortgage-backed securities and investing in emerging market nations.

The high-quality debt securities in which the Fund will invest will possess a minimum credit rating of A as assigned by S&P or Moody's, or, if unrated, will be judged by the Adviser to be of comparable quality. Because the average quality of the Fund's portfolio investments should remain constantly between A and AAA or A and Aaa, the Fund will seek to avoid the adverse consequences that may arise for some debt securities in difficult economic circumstances. In the event that a security held by the Fund is downgraded below the quality parameters discussed above, the Fund may consider disposing of the security, but will not be required to do so.

It is anticipated that the average portfolio duration of the Fund will be in the three-to-ten year range. See "Duration" in "Portfolio Investments and Strategies." The prices of fixed income securities generally fluctuate inversely to the direction of interest rates.

Investment  Limitations.  The Fund's investment  limitations are discussed below
under  "Borrowing  Money,"   "Diversification"   and  "Restricted  and  Illiquid
Securities."

Portfolio Investments and Strategies
--------------------------------------------------------------------------------
Borrowing Money

The Funds will not borrow money directly or through reverse repurchase agreements (arrangements in which a Fund sells a money market instrument for a percentage of its cash value with an agreement to buy it back on a set date) or pledge securities except, under certain circumstances, a Fund may borrow money up to one-third of the value of its total assets and pledge up to 15% of the value of those assets to secure such borrowings. These limitations cannot be changed by a Fund without shareholder approval.

Diversification

With respect to 75% of the value of its total assets, each Fund will not invest more than 5% in securities of any one issuer other than cash, cash items or securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by U.S. Government Securities. No Fund will acquire more than 10% of the outstanding voting securities of any one issuer. These limitations cannot be changed by a Fund without shareholder approval.

Restricted and Illiquid Securities

The Funds may invest in restricted securities. Restricted securities are any securities in which a Fund may invest pursuant to its investment objective and policies but which are subject to restriction on resale under federal securities law. The Funds will limit investment in illiquid securities (including certain restricted securities not determined by the Trustees to be liquid, non-negotiable time deposits, over-the-counter options, and repurchase agreements providing for settlement in more than seven days after notice) to 15% of their respective net assets.

A Fund may invest in commercial paper issued in reliance on the exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Section 4(2) commercial paper is restricted as to disposition under federal securities law, and is generally sold to institutional investors, such as one of the Funds, which agrees to purchase the paper for investment purposes and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) commercial paper is normally resold to other institutional investors through or with the assistance of the issuer or investment dealers who make a market in Section 4(2) commercial paper, thus providing liquidity. The Funds believe that Section 4(2) commercial paper and certain other restricted securities, which meet the criteria for liquidity established by the Trustees, are quite liquid. Therefore, the Funds intend to treat these securities as liquid and not subject to the investment limitation applicable to illiquid securities. In addition, because these securities are liquid, the Funds will not subject such securities to the limitation otherwise applicable to restricted securities.

Repurchase Agreements

The securities in which each Fund invests may be purchased pursuant to repurchase agreements. Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell U.S. Government Securities or other securities to a Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price. To the extent that the original seller does not repurchase the securities from a Fund, that Fund could receive less than the repurchase price on any sale of such securities. The Funds will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Adviser to be creditworthy under guidelines established by the Trustees.

U.S. Government Securities

The U.S Government Securities in which the Funds may invest include but are not limited to: direct obligations of the U.S. Treasury (such as Treasury bills, notes and bonds), and obligations issued by U.S. government agencies or instrumentalities, including securities that are supported by the full faith and credit of the United States (such as GNMA certificates); securities that are supported by the right of the issuer to borrow from the U.S. Treasury (such as securities of Federal Home Loan Banks); and securities that are supported by the credit of the instrumentality (such as FNMA and FHLMC).

Corporate and Foreign Government/Agency Debt Obligations

The Funds invest in corporate and foreign government/agency debt obligations, including bonds, notes, medium term notes, and debentures, which may have floating or fixed rates of interest. The prices of fixed income securities fluctuate inversely to the direction of interest rates.

Floating Rate Debt Obligations. The Funds expect to invest in floating rate debt obligations, including increasing rate securities. Floating rate securities are generally offered at an initial interest rate which is at or above prevailing market rates. The interest rate paid on these securities is then reset periodically (commonly every 90 days) to an increment over some predetermined interest rate index. Commonly utilized indices include the three-month Treasury bill rate, the six-month Treasury bill rate, the one-month or three-month London Interbank Offered Rate (LIBOR), the prime rate of a bank, the commercial paper rates, or the longer-term rates on U.S. Treasury securities. Increasing rate securities, which currently do not make up a significant share of the market in corporate debt securities, are generally offered at an initial interest rate which is at or above prevailing market rates. Interest rates are reset periodically (most commonly every 90 days) at different levels on a predetermined scale. These levels of interest are ordinarily set at progressively higher increments over time. Some increasing rate securities may, by agreement, revert to a fixed rate status. These securities may also contain features which allow the issuer the option to convert the increasing rate of interest to a fixed rate under such terms, conditions, and limitations as are described in each issuer's prospectus.

Fixed Rate Debt Obligations. The Funds will also invest in fixed rate securities, including fixed rate securities with short-term characteristics. Fixed rate securities with short-term characteristics are long-term debt obligations but are treated in the market as having short maturities because the call features of the securities may make them callable within a short period of time. A fixed rate security with short-term characteristics would include a fixed income security priced close to call or redemption price or a fixed income security approaching maturity, where the expectation of call or redemption is high. Fixed rate securities tend to exhibit more price volatility during times of rising or falling interest rates than securities with floating rates of interest. This is because floating rate securities, as described above, behave like short-term instruments in that the rate of interest they pay is subject to periodic adjustments based on a designated interest rate index. Fixed rate securities pay a fixed rate of interest and are more sensitive to fluctuating interest rates. In periods of rising interest rates, the value of a fixed rate security is likely to fall. Fixed rate securities with short-term characteristics are not subject to the same price volatility as fixed rate securities without such characteristics. Therefore, they behave more like floating rate securities with respect to price volatility.

Variable Rate Demand Notes. Variable rate demand notes are long-term debt instruments that have variable or floating interest rates and provide a Fund with the right to tender the security for repurchase at its stated principal amount plus accrued interest. Such securities typically bear interest at a rate that is intended to cause the securities to trade at par. The interest rate may float or be adjusted at regular intervals (ranging from daily to annually), and is normally based on a published interest rate or interest rate index. Most variable rate demand notes allow a Fund to demand the repurchase of the security on not more than seven days prior notice. Other notes only permit a Fund to tender the security at the time of each interest rate adjustment or at other fixed intervals. See "Demand Features." The Municipal Bond Fund and Bond Fund treat variable rate demand notes as maturing on the later of the date of the next interest rate adjustment or the date on which the Fund may next tender the security for repurchase.

Foreign Government Securities. The foreign government securities in which the International Equity Fund, the International Bond Fund and Global Bond Fund may invest generally consist of obligations supported by national, state or provincial governments or similar political subdivisions. Foreign government securities also include debt obligations of supranational entities, which include international organizations designed or supported by governmental entities to promote economic reconstruction or development, international banking institutions and related government agencies. Examples of these include, but are not limited to, the International Bank for Reconstruction and Development (the World Bank), the Asian Development Bank, the European Investment Bank and the Inter-American Development Bank.

Foreign government securities also include debt securities of "quasi-governmental agencies." Debt securities of quasi-governmental agencies are either debt securities issued by entities which are owned by a national, state or equivalent government or are obligations of a political unit that are not backed by the national government's full faith and credit and general taxing powers. Further, foreign government securities include mortgage- related securities issued or guaranteed by national, state or provincial governmental instrumentalities, including quasi-governmental agencies.

Demand Features

The Funds may acquire securities that are subject to puts and standby commitments ("demand features") to purchase the securities at their principal amount (usually with accrued interest) within a fixed period (usually seven days) following a demand by the Fund. The demand feature may be issued by the issuer of the underlying securities, a dealer in the securities, or by another third party, and may not be transferred separately from the underlying security. The Funds use these arrangements to provide the Fund with liquidity and not to protect against changes in the market value of the underlying securities. The bankruptcy, receivership, or default by the issuer of the demand feature, or a default on the underlying security or other event that terminates the demand feature before its exercise, will adversely affect the liquidity of the underlying security. Demand features that are exercisable even after a payment default on the underlying security may be treated as a form of credit enhancement.

Participation Interests

The Municipal Bond Fund may purchase interests in municipal securities from financial institutions such as commercial and investment banks, savings associations, and insurance companies. These interests may take the form of participations, beneficial interests in a trust, partnership interests or any other form of indirect ownership that allows the Municipal Bond Fund to treat the income from the investment as exempt from federal income tax. The Municipal Bond Fund invests in these participation interests in order to obtain credit enhancement or demand features that would not be available through direct ownership of the underlying municipal securities.

Municipal Leases

Municipal leases in which the Municipal Bond Fund and Bond Fund invest are obligations issued by state and local governments or authorities to finance the acquisition of equipment and facilities. They may take the form of a lease, an installment purchase contract, a conditional sales contract, or a participation interest in any of the above. Lease obligations may be subject to periodic appropriation. Municipal leases are subject to certain specific risks in the event of default or failure of appropriation.

Credit Enhancement

Certain of the Municipal Bond Fund's and Bond Fund's acceptable investments may be credit-enhanced by a guaranty, letter of credit, or insurance. Any bankruptcy, receivership, default, or change in the credit quality of the party providing the credit enhancement will adversely affect the quality and marketability of the underlying security and could cause losses to the Fund and affect its share price.

When-Issued and Delayed Delivery Transactions

The Funds may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which a Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete the transaction may cause a Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices. Accordingly, a Fund may pay more or less than the market value of the securities on the settlement date.

Forward Commitments

Forward commitments are contracts to purchase securities for a fixed price at a date beyond customary settlement time. The Funds may enter into these contracts if liquid securities in amounts sufficient to meet the purchase price (but not to exceed, in the aggregate, 10% of its assets) are segregated on a Fund's records at the trade date and maintained until the transaction has been settled. Risk is involved if the value of the security declines before settlement. Although a Fund enters into forward commitments with the intention of acquiring the securities, it may dispose of the commitments prior to settlement and realize short-term profits or losses.

Lending of Portfolio Securities

In order to generate additional income, each Fund may lend portfolio securities on a short-term or long-term basis, or both, up to one-third the value of its total assets, to broker/dealers, banks, or other institutional borrowers of securities. A Fund will only enter into loan arrangements with broker/dealers, banks, or other institutions which the Adviser has determined are creditworthy under guidelines established by the Trustees and will receive collateral in the form of cash or U.S. Government Securities equal to at least 100% of the value of the securities loaned.

There is the risk that when lending portfolio securities, the securities may not be available to a Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities files for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action.

Convertible Securities

The Funds(except Municipal Bond Fund) may invest in convertible securities rated, at the time of purchase, BBB or better by S&P or Fitch or Baa by Moody's, or, if unrated, are of comparable quality as determined by the Adviser. (If a security's rating is reduced below the required minimum after a Fund has purchased it, the Fund may consider disposing of the security, but will not be required to do so.)

Convertible securities are fixed income securities which may be exchanged or converted into a predetermined number of the issuer's underlying common stock at the option of the holder during a specified time period. Convertible securities may take the form of convertible bonds, convertible preferred stock or debentures, units consisting of "usable" bonds and warrants or a combination of the features of several of these securities. The investment characteristics of each convertible security vary widely, which allows convertible securities to be employed for a variety of different investment strategies. In selecting a convertible security, the Adviser evaluates the investment characteristics of the convertible security as a fixed income investment, and the investment potential of the underlying security for capital appreciation.

Asset-Backed Securities

The Bond Fund, International Bond Fund and the Global Bond Fund may invest in mortgage-backed and asset-backed securities. Asset-backed securities are created by the grouping of certain governmental, government-related and private loans, receivables and other lender assets into pools. Interests in these pools are sold as individual securities. These securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal paid at maturity or specified call dates. Asset-backed securities, however, provide periodic payments which generally consist of both interest and principal payments. The estimated life of an asset-backed security and the average maturity of a portfolio including such assets vary with the prepayment experience with respect to the underlying debt instruments. The credit characteristics of asset-backed securities also differ in a number of respects from those of traditional debt securities.

The credit quality of most asset-backed securities depends primarily upon the credit quality of the assets underlying such securities, how well the entity issuing the securities is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit support provided to such securities.

Non-Mortgage Related Asset-Backed Securities. Non-mortgage related asset-backed securities include, but are not limited to, interests in pools of receivables, such as motor vehicle installment purchase obligations and credit card receivables. These securities may be in the form of pass-through instruments or asset-backed bonds. The securities, all of which are issued by non-governmental entities and carry no direct or indirect government guarantee, are structurally similar to CMOs and mortgage pass-through securities, which are described below.

Mortgage-Related Asset-Backed Securities. The Bond Fund, International Bond Fund and the Global Bond Fund may invest in various mortgage-related asset-backed securities. These types of investments may include ARMS, CMOs and REMICs (as such terms are defined below), or other securities collateralized by or representing an interest in real estate mortgages (collectively, "mortgage securities"). The mortgage securities may have interest rates which reset at least annually and generally will be issued or guaranteed by government agencies.

Adjustable Rate Mortgage Securities ("ARMS"). ARMS are pass-through mortgage securities with adjustable, rather than fixed, interest rates. The ARMS in which the Bond Fund, International Bond Fund and the Global Bond Fund may invest are issued by the Government National Mortgage Association ("GNMA"), the Federal National Mortgage Association ("FNMA"), and the Federal Home Loan Mortgage Corporation ("FHLMC") and are actively traded. The underlying mortgages that collateralize ARMS issued by GNMA are fully guaranteed by the Federal Housing Administration or Veterans Administration, while mortgages that collateralize ARMS issued by FHLMC or FNMA are typically conventional residential mortgages conforming to strict underwriting, size and maturity constraints.

Unlike conventional bonds, ARMS pay back principal over the life of the securities rather than at maturity. Thus, a holder of the ARMS, such as the International Bond Fund or Global Bond Fund, would receive monthly scheduled payments of principal and interest, and may receive unscheduled principal payments representing prepayments on the underlying mortgages. At the time that a holder of the ARMS reinvests the payments and any unscheduled prepayments of principal that it receives, the holder may receive a rate of interest which is actually lower than the rate of interest paid on the existing ARMS. As a consequence, ARMS may be a less effective means of "locking in" long-term interest rates than other types of U.S. Government Securities.

Like other U.S. Government Securities, the market value of ARMS will generally vary inversely with changes in market interest rates. Thus, the market value of ARMS generally declines when interest rates rise and generally rises when interest rates decline.

While ARMS generally entail less risk of a decline during periods of rapidly rising rates, ARMS may also have less potential for capital appreciation than other similar investments (e.g., investments with comparable maturities) because as interest rates decline, the likelihood increases that mortgages will be prepaid. Furthermore, if ARMS are purchased at a premium, mortgage foreclosures and unscheduled principal payments may result in some loss of a holder's principal investment to the extent of the premium paid. Conversely, if ARMS are purchased at a discount, both a scheduled payment of principal and an unscheduled prepayment of principal would increase current and total returns and would accelerate the recognition of income, which would be taxed as ordinary income when distributed to shareholders.

Collateralized Mortgage Obligations ("CMOs"). CMOs are a form of asset-backed security issued by single-purpose, stand-alone finance subsidiaries or trusts of financial institutions, government agencies, investment banks, or companies related to the construction industry.

The Bond Fund, International Bond Fund and Global Bond Fund will invest only in CMOs which are rated BBB or Baa or higher by an NRSRO and which as a general matter may be: (a) collateralized by pools of mortgages in which each mortgage is guaranteed as to payment of principal and interest by an agency or instrumentality of the U.S. government; (b) collateralized by pools of mortgages in which payment of principal and interest is guaranteed by the issuer and such guarantee is collateralized by U.S. Government Securities; or (c) securities in which the proceeds of the issuance are invested in mortgage securities and payment of the principal and interest are supported by the credit of any agency or instrumentality of the U.S. government.

Considerations For Mortgage-Backed and Asset-Backed Securities. Mortgage-backed and asset-backed securities generally pay back principal and interest over the life of the security. At the time the Bond Fund, International Bond Fund or the Global Bond Fund reinvests the payments and any unscheduled prepayments of principal received, the Fund may receive a rate of interest which is actually lower than the rate of interest paid on these securities ("prepayment risks"). Mortgage-backed and asset-backed securities are subject to higher prepayment risks than most other types of debt instruments with prepayment risks because the underlying mortgage loans or the collateral supporting asset-backed securities may be prepaid without penalty or premium. Prepayment risks on mortgage-backed securities are also affected by other factors, such as the frequency with which people sell their homes or elect to make unscheduled payments on their mortgages. Although asset-backed securities generally are less likely to experience substantial prepayments than are mortgage-backed securities, certain of the factors that affect the rate of prepayments on mortgage-backed securities also affect the prepayments on asset-backed securities.

Asset-backed securities present certain risks that are not presented by mortgage-backed securities. Primarily, these securities do not have the benefit of the same security interest in the related collateral. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of asset-backed securities backed by motor vehicle installment purchase obligations permit the servicer of such receivables to retain possession of the underlying obligations. If the servicer sells these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related asset-backed securities. Further, if a vehicle is registered in one state, and is then reregistered because the owner and obligor moves to another state, such reregistration could defeat the original security interest in the vehicle in certain cases. In addition, because of the large number of vehicles involved in a typical issuance and the technical requirements under state laws, the trustee for the holders of asset-backed securities backed by automobile receivables may not have a proper security interest in all of the obligations backing such receivables. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities.

Real Estate Investment Trusts

The Large Capitalization Growth Fund and Large Capitalization Growth and Income Fund may purchase interests in equity, mortgage, and hybrid real estate investment trusts ("REITs"). A real estate investment trust manages a portfolio of real estate to earn profits. REITs make investments in a diverse array of real estate from shopping centers and office buildings to apartment complexes and hotels. Equity REITs take equity positions in real estate, receiving income from rents and capital gains as buildings are sold at a profit. Mortgage REITs lend money to building developers and receive interest income. Hybrid REITs have characteristics of and may have risks associated with both equity and mortgage REITs. Equity and mortgage REITs are dependent upon management skill and are not diversified. Therefore, they are subject to the risk of financing single projects. REITs are also subject to heavy cash flow dependency, defaults by borrowers, and self-liquidation. Additionally, equity REITs may be affected by any changes in the value of the underlying property owned by the trusts, and mortgage REITs may be affected by the quality of any credit extended. The Adviser seeks to mitigate these risks by selecting REITs diversified by sector and geographic location.

Depositary Receipts

The Large Capitalization Growth Fund, the Large Capitalization Growth and Income Fund, the Small Capitalization Fund and International Equity Fund may invest in foreign issuers by purchasing sponsored or unsponsored ADRs, and the International Equity Fund may also purchase sponsored and unsponsored GDRs, IDRs and EDRs. ADRs evidence ownership of underlying securities issued by a foreign corporation, and are generally issued by a United States bank or trust company. EDRs, GDRs and IDRs are typically issued by foreign banks or trust companies, although they also may be issued by United States banks or trust companies, and evidence ownership of underlying securities issued by either a foreign or a United States corporation. ADRs, EDRs, GDRs and IDRs are collectively known as "Depositary Receipts." Generally, Depositary Receipts in registered form are designed for use in the United States securities market and Depositary Receipts in bearer form are designed for use in securities markets outside the United States. Depositary Receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. Ownership of unsponsored Depositary Receipts may not entitle the Small Capitalization Fund and International Equity Fund to financial or other reports from the issuer of the underlying security, to which they would be entitled as the owner of sponsored Depositary Receipts.

Investing in Securities of Other Investment Companies

The Funds may invest in the securities of other investment companies, but they will not own more than 3% of the total outstanding voting stock of any investment company, invest more than 5% of their respective total assets in any one investment company, or invest more than 10% of their respective total assets in investment companies in general unless permitted to do so by action of the SEC. It should be noted that investment companies incur certain expenses, such as management fees, and, therefore, any investment by the Funds in shares of other investment companies may be subject to such duplicate expenses.

Due to restrictions on direct investment by foreign entities in certain foreign nations, investment in other investment companies may be the most practical or only manner in which the Funds (except the Municipal Bond Fund) can invest in securities markets of certain foreign countries. Such investments may involve the payment of substantial premiums above the net asset value of such issuers' portfolio securities, and may be constrained by market availability. There can be no assurance that investment companies that invest in certain foreign nations will be available. The Funds will invest in such companies when, in the Adviser's judgment, the potential benefits of such investment justify the payment of any applicable premium or sales charge.

Risk Factors

Bond Investment Considerations. The value of bonds will generally fluctuate inversely to the direction of interest rates. Changes in the credit quality of the bond's issuer, or in the rating assigned to the bond, will also affect its price. The amount of this fluctuation is dependent upon the quality and maturity of the bonds in the Fund's portfolio as well as on market conditions. Generally speaking, the lower quality, longer-term bonds have greater fluctuation in value than high quality, shorter-term bonds. If a bond's rating falls below the acceptable level specified for a particular Fund after the Fund has purchased it, the Fund is not required to drop the debt security from its portfolio, but will consider appropriate action.

Bond prices are interest rate sensitive, which means that their value varies inversely with market interest rates. Thus, if market interest rates have increased from the time a bond was purchased, the bond, if sold, might be sold at a price less than its cost. Similarly, if market interest rates have declined from the time a bond was purchased, the bond, if sold, might be sold at a price greater than its cost. (In either instance, if the bond was held to maturity, no loss or gain normally would be realized as a result of interim market fluctuations.)

Prices of lower grade bonds also fluctuate with changes in the perceived quality of the credit of their issuers. In addition, bonds rated "BBB" by S&P or "Baa" by Moody's have speculative characteristics. Changes in economic conditions or other circumstances are more likely to lead to weakened capacity to make principal and interest payments than higher rated bonds. Bonds rated below "BBB" or "Baa" are not "investment grade" and either have speculative characteristics or are predominantly speculative with respect to capacity to pay interest and repay principal in accordance with their terms. Bonds that are determined not to be investment grade are typically subject to greater market fluctuations and securities in the lowest rating category may be in danger of loss of income and principal due to an issuer's default. To a greater extent than investment grade securities, the value of lower-rated securities tends to reflect short-term corporate, economic, and market developments , as well as investor perceptions of the issuer's credit quality. In addition, lower-rated securities may be more difficult to dispose of or to value than investment grade securities.

When the Adviser selects debt securities for a Fund, it will consider the ratings assigned to various debt securities. In making its investment decisions, the Adviser will also consider many factors other than current yield, including the preservation of capital, the potential for realizing capital appreciation, maturity, and yield to maturity. The Adviser will adjust investments in particular securities or in types of debt securities in response to its appraisal of changing economic conditions and trends. The Funds may sell one security and purchase another security of comparable quality and maturity to take advantage of what the Adviser believes to be short-term differentials in market values or yield disparities.

Municipal Bond Considerations. A large portion of the Municipal Bond Fund's portfolio may be invested in bonds whose interest payments are from revenues of similar projects (such as housing or hospitals) or where issuers share the same geographic location. As a result, the Fund may be more susceptible to similar economic, political or regulatory developments than would a portfolio of bonds with a greater geographic and project variety. This susceptibility may result in greater fluctuations in share price. Many issuers of municipal bonds which have characteristics of rated bonds choose not to have their obligations rated. Unrated bonds may carry a greater risk and a higher yield than rated securities. Although unrated bonds are not necessarily of lower quality, the market for them may not be as broad as that for rated bonds since many investors rely solely on the major rating agencies for credit appraisal.

Further, the lower rated or unrated municipal bonds which the Funds may purchase are frequently traded only in markets where the number of potential purchasers and sellers is limited. This consideration may have the effect of limiting the availability of such bonds for the Fund to purchase and may also have the effect of limiting the ability of the Fund to sell such bonds at their fair value either to meet redemption requests or to respond to changes in the economy or the financial markets.

Equity Investment Considerations. With respect to the Large Capitalization Growth Fund, Large Capitalization Growth and Income Fund, Small Capitalization Fund, and International Equity Fund, as with other mutual funds that invest primarily in equity securities, the Funds are subject to market risks. Since equity markets tend to be cyclical, the possibility exists that the value of common stocks could decline over short or even extended periods of time.

Furthermore, because the Small Capitalization Fund invests primarily in small capitalization stocks, there are some additional risk factors associated with investments in this Fund. Small capitalization stocks have historically been more volatile in price than larger capitalization stocks, such as those included in the S&P 500. This is because, among other things, smaller companies have a lower degree of liquidity in the equity market and tend to have a greater sensitivity to changing economic conditions. In addition to exhibiting greater volatility, these stocks may, to some degree, fluctuate independently of the stocks of large companies. That is, the stocks of small capitalization companies may decline in price as the price of large company stocks rise, or vice versa. Therefore, investors should expect that there will be periods of time when the Fund will exhibit greater volatility than broad stock market indices such as the S&P 500 Index.

Foreign Securities Considerations. Investing in foreign securities carries substantial risks in addition to those associated with investments in domestic securities. The risks associated with investments in foreign securities relate to political and economic developments abroad, as well as those that result from the differences between the regulation of domestic securities and issuers and foreign securities and issuers. In an attempt to reduce some of these risks, the Funds that invest in foreign securities will attempt to distribute their investments broadly among foreign nations. The securities of at least three different foreign nations will always be represented in the portfolios of the Bond Fund, the International Equity Fund, the International Bond Fund and the Global Bond Fund.

The economies of foreign countries may differ from the U.S. economy in such respects as growth of gross national product, the rate of inflation, currency depreciation, capital reinvestment, resource self-sufficiency, and balance of payments position. Further, the economies of emerging market nations generally are heavily dependent on international trade and, accordingly, have been, and may continue to be, adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values, and other protectionist measures imposed or negotiated by the countries with which they trade. These economies also have been, and may continue to be, adversely affected by economic conditions in the countries with which they trade. The usual risks of investing in foreign securities of developed nations are magnified when investing in emerging market nations. As a general matter, emerging market investments are more volatile and exhibit greater and more rapid fluctuations in value. The International Equity Fund may invest up to 20% of its total assets, and the International Bond Fund and the Global Bond Fund may each invest up to 10% of its respective total assets, in issuers located in emerging market nations, and this component of the Funds' investment portfolios should be considered speculative.

With reference to investment in foreign securities of both developed and emerging market nations, prior governmental approval for such investments may be required under certain circumstances, and the extent of foreign investment in certain debt or equity securities and domestic companies may be subject to limitation. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violation of foreign investment limitations.

Repatriation of investment income, capital, and the proceeds of sales by foreign investors may require governmental registration and/or approval in some countries. The Bond Fund, International Equity Fund, the International Bond Fund and the Global Bond Fund could be adversely affected by delays in, or a refusal to grant, any required governmental registration or approval for such repatriation. Any investment subject to such repatriation controls will be considered illiquid by a Fund if it appears reasonably likely that this process will take more than seven days.

With respect to any foreign nation, there is the possibility of currency fluctuations, nationalization, expropriation or confiscatory taxation, political changes, governmental regulation, social instability or diplomatic developments (including war) which could affect adversely the economies of such countries or the value of the Funds' investments in those countries. In addition, because of differences in the legal systems, it may be more difficult to obtain and enforce a contractual obligation or court judgment in a court outside of the U.S.

Brokerage commissions, custodial services, and other costs relating to investment may be more expensive than in the United States. Foreign markets may have different clearance and settlement procedures and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. The inability of the Bond Fund, the International Equity Fund, the International Bond Fund and the Global Bond Fund to make intended security purchases due to settlement problems could cause the Funds to miss attractive investment opportunities. Inability to dispose of a portfolio security due to settlement problems could result either in losses to a Fund due to subsequent declines in value of the portfolio security or, if the Fund has entered into a contract to sell the security, could result in possible liability to the purchaser.

Additional differences exist between investing in foreign and domestic securities. Examples of such differences include:

      o less publicly available information about foreign issuers;

      o credit risks associated with certain foreign governments;

     o the lack of uniform accounting, auditing, and financial reporting standards and practices or regulatory requirements comparable to those applicable to U.S. companies;

      o less readily available market quotations on foreign issues;

     o differences in government regulation and supervision of foreign stock exchanges, brokers, listed companies, and banks;

      o the limited size of many foreign securities markets and limited trading volume in issuers, compared to the volume of trading in U.S. securities, could cause prices to be erratic for reasons apart from factors that affect the quality of securities;

     o the likelihood that securities of foreign issuers may be less liquid or more volatile;

      o unreliable mail service between countries;

     o political or financial changes which adversely affect investments in some nations;

     o increased risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities;

      o certain markets may require payment for securities before delivery;

      o religious and ethnic instability; and

      o certain national policies which may limit the use or transfer of Fund assets, or may restrict the Funds' investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests.

U.S. Government Policies. In the past, U.S. government policies have discouraged or restricted certain investments abroad by investors similar to the International Equity Fund, the International Bond Fund and the Global Bond Fund. Investors are advised that when such policies are instituted, the Funds will abide by them.

Currency Risks. Because debt and equity securities purchased by the Bond Fund, the International Equity Fund, the International Bond Fund and the Global Bond Fund may be denominated in currencies other than the U.S. dollar, changes in foreign currency exchange rates will affect the Funds' net asset values; the value of interest earned; gains and losses realized on the sale of securities; and net investment income and capital gains, if any, to be distributed to shareholders by the Funds. If the value of a foreign currency rises against the U.S. dollar, the value of Fund assets denominated in that currency will increase; correspondingly, if the value of a foreign currency declines against the U.S. dollar, the value of Fund assets denominated in that currency will decrease. Under the United States Internal Revenue Code, as amended (the "Code"), the Funds are required to separately account for the foreign currency component of gains or losses, which will usually be viewed under the Code as items of ordinary and distributable income or loss, thus affecting the Funds' distributable income (see "Federal Income Tax" in this prospectus).

The exchange rates between the U.S. dollar and foreign currencies are a function of such factors as supply and demand in the currency exchange markets, international balances of payments, governmental interpretation, speculation and other economic and political conditions. Although the Bond Fund, the International Equity Fund, the International Bond Fund and the Global Bond Fund value their assets daily in U.S. dollars, the Funds will not convert their holdings of foreign currencies to U.S. dollars daily. When a Fund converts its holdings to another currency, it may incur conversion costs. Foreign exchange dealers may realize a profit on the difference between the price at which they buy and sell currencies.

The Funds will engage in foreign currency exchange transactions in connection with their investments in foreign securities. The Funds will conduct their foreign currency exchange transactions either on a spot (i.e. cash) basis at the spot rate prevailing in the foreign currency exchange market, or through forward contracts to purchase or sell foreign currencies.

The Adviser believes that active management of currency risks through a variety of hedging vehicles and strategies (as described further below) can considerably limit the risk of capital loss through movements in the foreign exchange markets, such as those described above. The Adviser will not engage in currency exchange transactions for speculative purposes.

Allocation. The allocation of each Fund's respective assets in a particular market and currency will be based on a fundamental assessment of the economic strength of each relevant country combined with considerations of credit quality and currency and interest rate trends. These factors are reviewed on a regular basis by the Adviser in order to derive specific interest rate and currency forecasts, which are quantified in terms of total return. The market and currency allocation of the Funds will vary to achieve an optimal mix of investments in pursuit of the Funds' investment objective.

Hedging Vehicles

As noted in "Investment Objective of Each Fund," the Funds may use the following hedging vehicles in an attempt to manage the currency and interest rate risks described above:

      o forward foreign currency exchange contracts;

      o options contracts; and

      o futures contracts.

Forward Foreign Currency Exchange Contracts. A forward foreign currency exchange contract involves an obligation to purchase or sell a specified amount of a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders (usually large commercial banks) and their customers. When a Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may want to establish the U.S. dollar cost or proceeds, as the case may be. By entering into a forward contract in U.S. dollars for the purchase or sale of the amount of foreign currency involved in an underlying security transaction, a Fund is able to protect itself against a possible loss between trade and settlement dates resulting from an adverse change in the relationship between the U.S. dollar and such foreign currency. However, this tends to limit potential gains which might result from a positive change in such currency relationships.

There is no limitation as to the percentage of a Fund's assets that may be committed under forward foreign currency exchange contracts. The Funds do not enter into such forward contracts or maintain a net exposure in such contracts where the Funds would be obligated to deliver an amount of foreign currency in excess of the value of the Funds' portfolio securities or other assets denominated in that currency or, in the case of a "cross-hedge" (see "Hedging Strategies" below), denominated in a currency or currencies that the Adviser believes will reflect a high degree of correlation with the currency with regard to price movements. The Funds generally do not enter into a forward foreign currency exchange contract with a term longer than one year.

Options. The Funds may deal in options on foreign currencies, foreign currency futures, securities, and securities indices, which options may be listed for trading on a national securities exchange or traded over-the-counter. (The Large Capitalization Growth Fund, Large Capitalization Growth and Income Fund, and the Small Capitalization Fund will deal solely in options on securities, in which the Funds can invest directly.) The Funds may write covered call options and secured put options on up to 25% of their respective net assets and may purchase put and call options provided that no more than 5% of the fair market value of their respective net assets may be invested in premiums on such options.

A call option gives the purchaser the right to buy, and the writer the obligation to sell, the underlying currency, security or other asset at the exercise price during the option period. A put option gives the purchaser the right to sell, and the writer the obligation to buy, the underlying currency, security or other asset at the exercise price during the option period. The writer of a covered call owns assets that are acceptable for escrow and the writer of a secured put invests an amount not less than the exercise price in eligible assets to the extent that it is obligated as a writer. If a call written by a Fund is exercised, the Fund foregoes any possible profit from an increase in the market price of the underlying asset over the exercise price plus the premium received. In writing puts, there is a risk that the Funds may be required to take delivery of the underlying asset at a disadvantageous price.

Over-the-counter options ("OTC options") differ from exchange traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and there is a risk of non-performance by the dealer as a result of the insolvency of such dealer or otherwise, in which event a Fund may experience material losses. However, in writing options the premium is paid in advance by the dealer of OTC options. While OTC options may not be continuously liquid, they are available for a greater variety of assets, and a wider range of expiration dates and exercise prices, than are exchange-traded options.

Futures. Futures contracts are contracts that obligate the long or short holder to take or make delivery of a specified quantity of an asset, such as a currency, a security, or the cash value of a securities index at a specified future date at a specified price. The Funds may engage in futures transactions, but will not participate in futures contracts if the sum of their initial margin deposits on open contracts will exceed 5% of the fair market value of each Fund's respective net assets.

Hedging Strategies

Currency Hedging. When the Adviser believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, it may enter into a forward contract to sell an amount of that foreign currency for a fixed U.S. dollar amount approximating the value of some or all of a Fund's portfolio securities denominated in such foreign currency (i.e., "hedge"). A Fund may, as an alternative, enter into a forward contract to sell a different foreign currency for a fixed U.S. dollar amount where the Adviser believes that the U.S. dollar value of the currency to be sold pursuant to the forward contract will fall whenever there is a decline in the U.S. dollar value of the currency in which portfolio securities of the Fund are denominated (i.e., "cross-hedge"). A cross-hedge can be achieved not only by using a "proxy" currency in which Fund securities are denominated, but also by using the Canadian Dollar as a "proxy" currency for the U.S. dollar. This strategy may be beneficial because the level of divergence in the exchange rates of U.S. and Canadian currencies has historically tended to be relatively small.

Interest Rate Hedging. The Municipal Bond Fund, the Bond Fund, the International Equity Fund, the International Bond Fund and the Global Bond Fund may engage in futures transactions and may use options in an attempt to hedge against the effects of fluctuations in interest rates and other market conditions.

General. The Funds might not employ any of the techniques or strategies described above, and there can be no assurance that any technique or strategy (or combination thereof) used will succeed. The use of these techniques and strategies involves certain risks, including:
      o dependence on the Adviser's ability to predict movements in the prices of assets being hedged or movements in interest rates and currency markets;

     o    imperfect   correlation   between  the  hedging  instruments  and  the
          securities or currencies being hedged;

      o the fact that skills needed to use these instruments are different from those needed to select the Funds' securities;

     o the possible absence of a liquid secondary market for any particular instrument at any particular time;

      o possible impediments to effective portfolio management or the ability to meet redemption requests or other short-term obligations because of the percentage of the Funds' assets segregated to cover its obligations; and

      o the possible need to defer closing out hedged positions to avoid adverse tax consequences.

New futures contracts, options thereon and other financial products and risk management techniques continue to be developed. A Fund may use these investments and techniques to the extent consistent with its investment objective and regulatory and federal tax considerations.

Derivative Contracts and Securities

The term "derivative" has traditionally been applied to certain contracts (including futures, forward, option and swap contracts) that "derive" their value from changes in the value of an underlying security, currency, commodity or index. Certain types of securities that incorporate the performance characteristics of these contracts are also referred to as "derivatives." The term has also been applied to securities "derived" from the cash flows from underlying securities, mortgages or other obligations.

Derivative contracts and securities can be used to reduce or increase the volatility of an investment portfolio's total performance. While the response of certain derivative contracts and securities to market changes may differ from traditional investments, such as stock and bonds, derivatives do not necessarily present greater market risks than traditional investments. The Funds will only use derivative contracts for the purposes disclosed in the applicable prospectus sections above. To the extent that a Fund invests in securities that could be characterized as derivatives, such as futures, asset-backed and mortgage-backed securities, it will only do so in a manner consistent with its investment objective, policies and limitations.

Duration

With reference to the Municipal Bond Fund, Bond Fund, International Bond Fund and Global Bond Fund, duration is a measure of a debt security's price sensitivity expressed in years and is a measure of the interest rate risk of a debt security, taking into consideration that there may be cash flows before the maturity date and that the cash flows must be considered in terms of their present value. Duration is similar to, but more precise than, average life. It is a measure of the number of years until the average dollar--in present value terms--is received from coupon and principal payments. As such, it is one measure of systematic risk. Duration is computed by multiplying each principal and interest payment by its present value, summing these products, and dividing the sum by the full price of the debt security. A more complete description of this calculation is available upon request from the Trust.

Duration measures the magnitude of the change in the price of a debt security relative to a given change in the market rate of interest. The duration of a debt security depends primarily upon the security's coupon rate, maturity date, and level of market interest rates for similar debt securities. There will be no limit on the duration of any one individual issue purchased by the Municipal Bond Fund, Bond Fund, International Bond Fund and Global Bond Fund, except that the purchase of an issue that has no final maturity date (other than preferred stock) shall not be permitted. Unless otherwise specified, the weighted average duration of the Funds shall not exceed ten years and shall not be less than one year, but will normally fall within a range of three to seven years. The Adviser regards that range as being consistent with a prudent attitude towards risk. Shifts outside this range would be made only under unusual circumstances.

Portfolio Turnover

The Large Capitalization Growth and Income Fund's approach to portfolio turnover has been discussed above. The following discussion relates to the other Funds.

Although the Funds do not intend to invest for the purpose of seeking short-term profits, securities in their portfolios will be sold whenever the Adviser believes it is appropriate to do so in light of each Fund's investment objective, without regard to the length of time a particular security may have been held. The rate of portfolio turnover for each Fund may exceed that of certain other mutual funds with the same investment objective. A higher rate of portfolio turnover involves correspondingly greater transaction expenses which must be borne directly by a Fund and, thus, indirectly by its shareholders. In addition, a high rate of portfolio turnover may result in the realization of larger amounts of capital gains which, when distributed to a Fund's shareholders, are taxable to them. (Further information is contained in the Trust's Statement of Additional Information under the sections "Brokerage Transactions" and "Tax Status.") Nevertheless, transactions for each Fund's portfolio will be based only upon investment considerations and will not be limited by any other considerations when the Adviser deems it appropriate to make changes in a Fund's portfolio. A portfolio turnover rate exceeding 100% is considered to be high.

FTI Funds Information
--------------------------------------------------------------------------------
Management of FTI Funds

Board of Trustees. The Trust is managed by a Board of Trustees. The Trustees are responsible for managing the business affairs of the Trust and for exercising all the Trust's powers except those reserved for the shareholders.

Investment Adviser. Pursuant to an investment advisory contract with the Trust, investment decisions for the Trust are made by Fiduciary International, Inc., the Trust's investment adviser (the "Adviser"), subject to direction by the Trustees. The Adviser continually conducts investment research and supervision for each Fund and is responsible for the purchase or sale of portfolio instruments, for which it receives an annual fee from the assets of each Fund.

Advisory Fees. The Adviser receives an annual investment advisory fee equal to0.50% of each of Municipal Bond Fund's and Bond Fund's respective average daily net assets, 0.70% of each of the Global Bond Fund's and International Bond Fund's respective average daily net assets, 0.75% of each of Large Capitalization Growth Fund's and Large Capitalization Growth and Income Fund's respective daily net assets, and 1.00% of each of the Small Capitalization and International Equity Fund's respective average daily net assets. The advisory fees paid by the Small Capitalization Fund and International Equity Fund, while higher than the advisory fees paid by other mutual funds in general, are comparable to fees paid by other mutual funds with similar objectives and policies to those Funds. The investment advisory contract provides for the voluntary waiver of expenses by the Adviser from time to time. The Adviser can terminate this voluntary waiver of expenses at any time with respect to a Fund at its sole discretion.

Adviser's Background. Fiduciary International, Inc. ("FII") is a New York corporation that was organized in 1982 as Fir Tree Advisers, Inc. FII is a wholly-owned subsidiary of Fiduciary Investment Corporation, which, in turn, is a wholly-owned subsidiary of Fiduciary Trust Company International ("FTCI"). FTCI has more than 60 years of investment experience, including more than 30 years experience in managing pooled investment vehicles which invest in the international markets. FII is an indirect subsidiary of FTCI. FTCI is a New York state-chartered bank specializing in investment management activities. As of September 30, 1998, FTCI had total assets under management of approximately $___ billion. These assets included investments managed for individuals and institutional clients, including employee benefit plans of corporations, public retirement systems, unions, endowments, foundations and others.

FII is a registered investment adviser under the Investment Advisers Act of 1940. The Adviser and its officers, affiliates, and employees may act as investment managers for parties other than the Trust, including other investment companies.

Ronald Sanchez and Michael Materasso have been primarily responsible for the day-to-day investment management of the Municipal Bond Fund since its inception. Mr. Sanchez, Certified Financial Analyst and Senior Vice President of FTCI, is a manager of tax-exempt fixed income portfolios. Mr. Sanchez received a B.S. degree from C.W. Post College. He joined FTCI in 1993 with six years prior experience as a fixed income portfolio manager with Public Service Mutual Insurance Company. Mr. Materasso, Senior Vice President of FTCI, is head of the Domestic Fixed Income Group. He is a member of the Global Investment Committee and Investment Policy Committee. Mr. Materasso received a B.A. degree from Baruch College. He joined FTCI in 1988 with sixteen years experience at Chase Manhattan Bank, Sterling National and Glickenhaus & Co.

Michael Rohwetter and Michael Materasso have been primarily responsible for the day-to-day investment management of the Bond Fund since its inception. Mr. Rohwetter, Senior Vice President of FTCI, is a manager of institutional domestic fixed income portfolios. Mr. Rohwetter received a B.B.A. degree from Pace University. He joined FTCI in 1983 from the New York Mercantile Exchange.

Thomas Dempsey, Coleen Barbeau, and John Hartz have been primarily responsible for the day-to-day investment management of the Large Capitalization Growth Fund since its inception. Mr. Dempsey, Vice President of FTCI, is responsible for managing institutional portfolios in the large capitalization growth equity sector. Mr. Dempsey received a B.A. degree from Georgetown University in 1988, and joined FTCI the same year. Mr. Dempsey was previously responsible for the sales and marketing of all of Fiduciary Trust's institutional equity products. Ms. Barbeau, Senior Vice President of FTCI, is responsible for managing institutional and individual portfolios. She is a member of the Global Investment Committee, Investment Policy Committee and Co-chair of the Large
Capitalization Equity Committee. Ms. Barbeau received a B.A. degree from Montclair University in 1981. Prior to joining FTCI in 1983, she was with Shearson/American Express for two years. Mr. Hartz, Senior Vice President of FTCI, manages institutional large capitalization equity portfolios. Mr. Hartz received a B.A. degree from Trinity College in 1959 and an M.B.A. from Columbia Business School in 1962. Prior to joining FTCI in 1987, he was an investment manager for 26 years at several leading institutions, most recently as vice president of the Investment Advisory Division of MONY Financial Services. He is a member of the Investment Policy Committee and Co-chair of the Large Capitalization Committee.

S. Mackintosh Pulsifer and Carl Scaturo have been primarily responsible for the day-to-day investment management of the Large Capitalization Growth and Income Fund since its inception. Mr. Pulsifer, Senior Vice President of FTCI, manages individual and trust portfolios and is a member of the Investment Policy Committee. Mr. Pulsifer received an A.B. degree from Bowdoin College and an M.B.A. from New York University Graduate School of Business Administration. He joined FTCI in 1988 after 15 years of investment experience with a New York City based private, independent investment counsel firm. Mr. Scaturo, Senior Vice President of FTCI, is responsible for managing individual and trust portfolios. Mr. Scaturo received a B.A. degree in Business Administration from the University of Southern Connecticut in 1985 and is presently attending New York University. Prior to joining FTCI in 1990, he was with Citibank for five years, one year as a broker with Citibank's retail trading area and four years in the Private Banking Investment Division.

Helen Degener and Grant Babyak are primarily responsible for the day-to-day investment management of the Small Capitalization Fund. Ms. Degener, Senior Vice President of FTCI, has managed the Fund since its inception, and, along with Mr. Babyak, serves on its Small Cap Investment Committee. Ms. Degener has been with FTCI since 1994. Prior to FTCI, she spent thirteen years at Morgan Guaranty Trust Company as a Vice President and manager of several small capitalization equity funds. Mr. Babyak is a Senior Vice President of FTCI and has been with the Adviser since 1996. Prior to joining Fiduciary, Mr. Babyak worked for six years at Avatar Associates as an institutional portfolio manager and two years at United States Trust Company as an analyst.

Steven Miller, Sheila Coco, and William Yun have been primarily responsible for the day-to-day investment management of the International Equity Fund since its inception. Mr. Miller joined FTCI in 1994 and is a Senior Vice President. Previously, he had spent seven years with Vital Forsikring, a Norwegian life insurance company, and Heller Financial. Ms. Coco and Mr. Yun are both Executive Vice Presidents of FTCI and Chartered Financial Analysts. Along with Mr. Miller, they serve on the Adviser's Global Investment Committee. Ms. Coco has been with FTCI since 1980 and had previously spent four years in the investment division of Morgan Guaranty Trust Company. Mr. Yun joined Fiduciary in 1992, and has nine years of prior investment experience with CB Commercial Holdings, The First Boston Corp. and Blyth Eastman Paine Webber, Inc. He is a member of the New York Society of Security Analysts.

Stuart Hochberger and Anthony Gould have been primarily responsible for the day-to-day investment management of both the International Bond Fund and Global Bond Fund since their inception. Mr. Hochberger is an Executive Vice President and a Director of FTCI and is Director of its Fixed Income Group. He also serves as the Chairman of the Adviser's Fixed Income Policy Committee and is a member of both the Global Investment Committee and the Investment Policy Committee. Mr. Hochberger joined FTCI in 1981 from Morgan Guaranty Trust Company. Mr. Gould joined FTCI in 1995 and is currently a Senior Vice President and global portfolio manager. Previously, he had spent six years with BZW Investment Management, the asset management subsidiary of the Barclays Group, as a global bond manager. Prior to BZW, he was employed by J.P. Morgan, London. Mr. Gould is a Chartered Financial Analyst and a member of the New York Society of Security Analysts.

Distribution of Shares of the Funds

Edgewood Services, Inc., the principal distributor (the "Distributor") for shares of the Funds, is a New York corporation and a wholly-owned subsidiary of Federated Investors. The Distributor is a registered broker/dealer. Its principal offices are at Clearing Operations, P.O. Box 897, Pittsburgh, PA 15230-0897.

Distribution Plan. Under a distribution plan adopted in accordance with the Investment Company Act of 1940's Rule 12b-1 (the "Plan"), the Funds may pay to the Distributor an amount computed at an annual rate of 0.75% of the average daily net asset value of each Fund's shares to finance any activity which is principally intended to result in the sale of shares subject to the Plan. However, the Plan will not be activated, and the Distributor has no present intention to collect any fees pursuant to the Plan, unless and until such time as a second "trust" class of shares of the Funds is created for shareholders that are trust clients.

The Distributor may from time to time and for such periods as it deems appropriate, voluntarily reduce its compensation under the Plan to the extent the expenses attributable to the shares exceed such lower expense limitation as the Distributor may, by notice to the Trust, voluntarily declare to be effective.

The Distributor may select financial institutions, such as banks, fiduciaries, custodians for public funds, investment advisers, and broker/dealers ("brokers") to provide distribution and/or administrative services as agents for their clients or customers. Administrative services may include, but are not limited to, the following functions: providing office space, equipment, telephone facilities, and various clerical, supervisory, computer, and other personnel as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries; assisting clients in changing dividend options, account designations, and addresses; and providing such other services as may reasonably be requested.

The Distributor will pay financial institutions a fee based upon shares subject to the Plan and owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time by the Distributor.

The Funds' Plan is a compensation type plan. As such, the Funds make no payments to the Distributor except as described above. Therefore, the Funds do not pay for unreimbursed expenses of the Distributor, including amounts expended by the Distributor in excess of amounts received by it from the Funds, interest, carrying or other financing charges in connection with excess amounts expended, or the Distributor's overhead expenses. However, the Distributor may be able to recover such amounts or may earn a profit from future payments made by the Funds under the Plan.

Furthermore, the Distributor may offer to pay a fee from its own assets to financial institutions as financial assistance for providing substantial marketing and sales support. The support may include sponsoring sales, educational and training seminars for their employees, providing sales literature, and engineering computer software programs that emphasize the attributes of the Funds. Such assistance will be predicated upon the amount of shares the financial institution sells or may sell, and/or upon the type and nature of sales or marketing support furnished by the financial institution. Any payments made by the Distributor may be reimbursed by the Adviser or its affiliates.

Shareholder Services Arrangements. The Trust and FII have entered into a Shareholder Services Agreement (the "Services Agreement") with respect to the shares of the Funds to provide administrative support services to customers who from time to time may be owners of record or beneficial owners of the Funds' shares. In return for providing these support services, FII (or a financial institution which has an agreement with FII) may receive payments from a Fund at a rate not exceeding 0.25% of the average daily net assets of the shares beneficially owned by the financial institution's customers for whom it is holder of record or with whom it has a servicing relationship. These administrative services may include, but are not limited to, the following functions: providing office space, equipment, telephone facilities, and various personnel, including clerical, supervisory, and computer, as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries regarding the Funds; assisting clients in changing dividend options, account designations, and addresses; and providing such other services as the Funds reasonably request. Certain trust clients, including ERISA plans, will not be affected by the Services Agreement because the Services Agreement will not be activated unless and until a second "trust" class of shares of the Funds (which would not have a Services Agreement) is created and such trust clients' investments in a Fund are converted to such trust class.

Administrative Arrangements

The Distributor may pay financial institutions and other financial service providers, such as banks, fiduciaries, custodians for public funds, investment advisers, and broker/dealers, a fee based upon the average net asset value of shares of their customers for providing administrative services. This fee, if paid, will be reimbursed to the Distributor by the Adviser and not the Funds.

Administration of the Funds

Administrative Services. Federated Administrative Services, a subsidiary of Federated Services Company, provides the Funds with certain administrative personnel and services necessary to operate each Fund.

Such services include shareholder servicing and certain legal and accounting services. Federated Administrative Services provides these at an annual rate as specified below:

               Maximum                       Average Aggregate Daily
            Administrative Fee               Net Assets of the Trust
               .15%                          on the first $250 million
               .125%                         on the next $250 million
               .10%                          on the next $250 million
               .075%                         on assets in excess of $750 million

The administrative fee received during any fiscal year shall be at least $75,000 per Fund. Federated Administrative Services may choose voluntarily to waive a portion of its fee.

Custodian. Fiduciary Trust Company International, Two World Trade Center, New York, New York 10048-0772, is custodian for the securities and cash of the Funds.

Transfer Agent, Dividend Disbursing Agent and Portfolio Accountant. Federated Shareholder Services Company, Pittsburgh, Pennsylvania, a subsidiary of Federated Services Company, with offices in Boston, Massachusetts, is transfer agent for the shares of the Funds and dividend disbursing agent for the Funds. Federated Services Company also provides certain accounting and recordkeeping services with respect to the portfolio investments of the Funds.

Independent Auditors. The independent auditors for the Funds are Ernst & Young LLP, Pittsburgh, Pennsylvania.

Legal Counsel to the Trust. Legal counsel to the Trust is provided by Dewey Ballantine LLP, New York, New York; and Dickstein Shapiro Morin & Oshinsky LLP, Washington, D.C.

Brokerage Transactions

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Funds' Adviser looks for prompt execution of the order at a favorable price. In working with dealers, the Adviser will generally utilize those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling shares of the Funds and other funds distributed by Edgewood Services, Inc. or Federated Securities Corp. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Trustees.

Net Asset Value
--------------------------------------------------------------------------------
The net asset value per share of each Fund fluctuates. Net asset value is determined by dividing the sum of the market value of all securities and other assets of a Fund, less liabilities, by the number of Fund shares outstanding. Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange ("NYSE"). As a result, in computing their net asset values, the Funds value foreign equity securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at the foreign exchange rate in effect at noon, Eastern time, on the day the value of the foreign security is determined. Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by, or pursuant to procedures adopted by, the Trustees, although the actual calculation may be done by others.

Investing in the Funds
--------------------------------------------------------------------------------
Share Purchases

Shares of the Funds are sold on days on which both the NYSE and the Federal Reserve Wire System are open for business. Shares of the Funds may be purchased through Fiduciary International, Inc. or through authorized broker/dealers. In connection with the sale of shares of the Funds, Edgewood Services, Inc. may, from time to time, offer certain items of nominal value to any shareholder or investor. The Funds reserve the right to reject any purchase request.

Through Fiduciary International, Inc. An investor may write or call Fiduciary International, Inc. to place an order to purchase shares of a Fund. Call1-888-FIDUCIARY. Representatives are available from 9:00 a.m. to 5:00 p.m. (Eastern time). Payment may be made either by mail or federal funds. Purchase orders must be received by Fiduciary International, Inc. before 3:00 p.m. (Eastern time). Payment is normally required on the next business day. Texas residents must purchase shares through Edgewood Services, Inc. at 1-800-356-2805.

By Mail. To purchase shares of a Fund by mail, send a check made payable to "FTI Funds" (and identify the appropriate Fund) to: Federated Shareholder Services Company, P.O. Box 8609, Boston, Massachusetts 02266-8609. Orders by mail are considered received after payment by check is converted into federal funds. This is normally the next business day after the Fund receives the check.

By Wire. To purchase shares of a Fund by wire, call1-888-FIDUCIARY. Payment by wire must be received by Fiduciary International, Inc. before 3:00 p.m. (Eastern time) on the next business day after placing the order. Fiduciary Trust Company International is on-line with the Federal Reserve Bank of New York. Accordingly, to purchase shares of the Funds by wire, wire funds as follows:

            Fiduciary Trust Company International
            ABA #026007922
            Credit: Account Number 550000100
            Further credit to: (Name of Fund)
            Re: (customer name)

Shares of the Funds cannot be purchased by Federal Reserve Wire on Columbus Day, or Veterans' Day.

Through Authorized Broker/Dealers. An investor may place an order through authorized brokers and dealers to purchase shares of a Fund. Shares will be purchased at the net asset value next determined after the Fund receives the purchase request from Fiduciary International, Inc. Purchase requests through authorized brokers and dealers must be received by Fiduciary International, Inc. and transmitted to the Fund before 3:00 p.m. (Eastern time) in order for shares to be purchased at that day's public offering price.

Minimum Investment Required

The minimum initial investment in shares of each Fund is $10,000 . With respect to clients of financial intermediaries (such as brokers and dealers), minimum investments will be calculated by combining all accounts maintained in a Fund by the intermediary. This prospectus should be read together with any account agreement for minimum investment requirements imposed by Fiduciary Trust Company International or its affiliates. The minimum investment required may be waived for employees of the Adviser or its affiliates.

What Shares Cost

Shares are sold at their net asset value next determined after an order is received. There is no sales charge imposed by the Funds. The net asset value of each Fund is determined as of the close of trading (normally 4:00 p.m., Eastern time) on the NYSE, Monday through Friday, except on: (i) days on which there are not sufficient changes in the value of a Fund's portfolio securities that its net asset value might be materially affected; (ii) days during which no shares of a Fund are tendered for redemption and no orders to purchase shares are received; or (iii) the following holidays: New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

Confirmations and Account Statements

As transfer agent for the Trust, Federated Shareholder Services Company maintains a share account for each shareholder of record. Share certificates are not issued.

Detailed confirmations of each purchase and redemption are sent to each shareholder. In addition, shareholders will receive statements showing all account activity for the statement period.

Dividends

The Municipal Bond Fund and Bond Fund each declare dividends daily and pay them monthly. For shareholders invested in the Large Capitalization Growth Fund and Large Capitalization Growth and Income Fund on the record date, dividends are declared and paid quarterly. For shareholders invested in the Small Capitalization Fund, International Equity Fund, International Bond Fond, and Global Bond Fund on the record date, dividends are declared and paid semi-annually. Dividends are automatically reinvested in additional shares of a Fund on the payment date, at the ex-dividend date net asset value, unless shareholders request cash payments on the new account form or by writing to the appropriate Fund. All shareholders on the record date are entitled to the dividend. If shares are redeemed or exchanged prior to the record date, or purchased after the record date, those shares are not entitled to that dividend. A portion of distributions to shareholders could, under some circumstances, be reclassified as a return of capital for income tax purposes (See "Federal Income Tax").

Capital Gains

Capital gains realized by a Fund, if any, will be distributed at least once every twelve months.

Exchange Privilege
--------------------------------------------------------------------------------
In order to provide greater flexibility to shareholders whose investment objectives have changed, shareholders of the Funds may exchange all or some of their shares in one Fund for shares in other Funds in the Trust. Shareholders of the Funds may also exchange into certain money market funds for which affiliates or subsidiaries of Federated Investors serve as investment adviser and/or principal underwriter ("Federated Money Funds"). These exchanges are made at net asset value. None of the Funds imposes any additional fees on exchanges. Shareholders in certain Federated Money Funds may exchange their shares in the Federated Money Funds for shares in the Funds.

Requirements for Exchange

A shareholder may exchange shares of one Fund for shares of any of the other Funds in the Trust by calling 1-888-FIDUCIARY or by writing to Fiduciary International, Inc. Shares purchased by check are eligible for exchange after seven days.

Orders to exchange shares of one Fund for shares of any of the other Funds will be executed by redeeming the shares owned and purchasing shares of any of the other Funds at the net asset value determined after the exchange request is received. Orders for exchanges received by a Fund prior to 3:00 p.m. (Eastern time) on any day the Funds are open for business will be executed as of the close of business that day. Orders for exchanges received after 3:00 p.m. (Eastern time) on any business day will be executed at the close of the next business day.

An authorization form permitting a Fund to accept telephone exchange requests must first be completed. It is recommended that investors request this privilege on the account application at the time of their initial application. If not completed at the time of initial application, authorization forms and information on this service can be obtained through Fiduciary International, Inc. Telephone exchange instructions may be recorded. If reasonable procedures are not followed by a Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

An excessive number of exchanges may be disadvantageous to the Trust. Therefore, the Trust, in addition to its right to reject any exchange request, reserves the right to modify or terminate the exchange privilege at any time. Shareholders would be notified prior to any modification or termination.

An exchange order must comply with the requirements for a redemption and must specify the dollar value or number of shares to be exchanged. Exchanges are subject to the minimum initial investment requirement of the Fund being acquired. Prior to any exchange, the shareholder must receive a copy of the current prospectus of the Fund into which an exchange is to be effected.

Further information on the exchange privilege and prospectuses for certain Federated Money Funds are available by contacting the Trust.

Tax Consequences

An exercise of the exchange privilege is treated as a sale for federal income tax purposes. Depending on the circumstances, a short-term or long-term capital gain or loss may be realized.

Redeeming Shares
--------------------------------------------------------------------------------
Each Fund redeems shares at their net asset value next determined after Fiduciary International, Inc. receives the redemption request. Redemptions will be made on days on which both the NYSE and the Federal Reserve Wire System are open for business. Telephone or written requests for redemption must be received in proper form by Fiduciary International, Inc. Normally, redemption proceeds are available within one business day, but in no event more than seven days, after receipt of a proper redemption request.

By Telephone. A shareholder may redeem shares of a Fund by calling Fiduciary International, Inc. to request a redemption. Call 1-888-FIDUCIARY to redeem shares. Shares will be redeemed at the net asset value next determined after a Fund receives the redemption request from Fiduciary International, Inc. Although Fiduciary International Inc., does not charge for telephone redemptions, it reserves the right to charge a fee for the cost of wire-transferred redemptions of less than $5,000, or in excess of one per month. Fiduciary International Inc., is responsible for promptly submitting redemption requests and providing proper written redemption instructions to a Fund. If, at any time, a Fund should determine it necessary to terminate or modify this method of redemption, shareholders would be promptly notified. A redemption request must be received by Fiduciary International, Inc. before 3:00 p.m. (Eastern time) in order for shares to be redeemed at that day's net asset value.

An authorization form permitting a Fund to accept telephone redemption requests must first be completed. It is recommended that investors request this privilege at the time of their initial application. If not completed at the time of initial application, authorization forms and information on this service can be obtained from the Trust. Telephone redemption instructions may be recorded. If reasonable procedures are not followed by a Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If such a case should occur, another method of redemption, such as "By Mail," should be considered.

By Mail. Shareholders may redeem shares of a Fund by sending a written request to: Federated Shareholder Services Company, P.O. Box 8609, Boston, Massachusetts 02266-8609. The written request should include the shareholder's name, the Fund name, the account number, and the share or dollar amount requested, and should be signed by each registered owner exactly as the shares are registered. If share certificates have been issued, they should be sent by insured mail with the written request to Federated Shareholder Services Company.

Signatures. Shareholders requesting a redemption of any amount to be sent to an address other than that on record with a Fund, or a redemption payable other than to the shareholder of record must have signatures on written redemption requests guaranteed by:

      o a trust company or commercial bank whose deposits are insured by the Bank Insurance Fund , which is administered by the Federal Deposit Insurance Company ("FDIC");

     o a member of the New York, American, Boston, Midwest, or Pacific Stock Exchanges;

      o a savings bank or savings association whose deposits are insured by the Savings Association Insurance Fund , which is administered by the FDIC; or

      o any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934.

The Funds do not accept signatures guaranteed by a notary public.

The Funds and their transfer agent have adopted standards for accepting signature guarantees from the above institutions. The Funds may elect in the future to limit eligible signature guarantors to institutions that are members of a signature guarantee program. The Funds and the transfer agent reserve the right to amend these standards at any time without notice.

Accounts with Low Balances

Due to the high cost of maintaining accounts with low balances, the Trust may redeem shares in any account and pay the proceeds to the shareholder if the account balance falls below the required minimum value of $10,000 due to shareholder redemptions. Before shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional shares to meet the minimum requirement.

Shareholder Information
--------------------------------------------------------------------------------
Voting Rights

Each share of a Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of each Fund in the Trust have equal voting rights, except that in matters affecting only a particular Fund, only shares of that Fund are entitled to vote. As a Massachusetts business trust, the Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the operation of the Trust or a Fund and for the election of Trustees under certain circumstances. As of September 4, 1998, Fiduciary Trust Company International may for certain purposes be deemed to control the Small Capitalization Equity Fund, International Equity Fund, International Bond Fund, and the Global Bond Fund because it is owner of record of certain shares of the Funds.

As of September 4,1998, Greenwich Academy, Greenwich, Connecticut, may for certain purposes be deemed to control the Global Bond Fund because it is owner of record of certain shares of the Fund.

Trustees may be removed by the Trustees or by shareholders at a special meeting. The Trustees shall call a special meeting of shareholders upon the written request of shareholders owning at least 10% of the Trust's outstanding shares entitled to vote.

Effect of Banking Laws
-------------------------------------------------------------------------------
Banking laws and regulations presently prohibit a bank holding company registered under the Federal Bank Holding Company Act of 1956 or any bank or non-bank affiliate thereof from sponsoring, organizing, controlling or distributing the shares of a registered, open-end investment company continuously engaged in the issuance of its shares, and prohibit banks generally from issuing, underwriting, or distributing securities. However, such banking laws and regulations do not prohibit such a holding company affiliate or banks generally from acting as investment adviser, transfer agent or custodian to such an investment company or from purchasing shares of such a company as agent for and upon the order of such customer. The Adviser is subject to such banking laws and regulations.

The Adviser believes, based on the advice of its counsel, that it may perform the services for any Fund contemplated by its advisory agreement with the Trust without violation of the Glass-Steagall Act or other applicable banking laws or regulations. Changes in either federal or state statutes and regulations relating to the permissible activities of banks and their subsidiaries or affiliates, as well as further judicial or administrative decisions or interpretations of such or future statutes and regulations, could prevent the Adviser from continuing to perform all or a part of the above services for its customers and/or a Fund. If it were prohibited from engaging in these customer-related activities, the Trustees would consider alternative advisers and means of continuing available investment services. In such event, changes in the operation of a Fund may occur, including possible termination of any automatic or other Fund share investment and redemption services then being provided by the Adviser. It is not expected that existing shareholders would suffer any adverse financial consequences (if another adviser with equivalent abilities to Fiduciary is found) as a result of any of these occurrences.

Tax Information
--------------------------------------------------------------------------------
Federal Income Tax

The Funds anticipate that they will pay no federal income tax because each Fund expects to meet requirements of Subchapter M of the Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies.

Each Fund will be treated as a single, separate entity for federal income tax purposes so that income (including capital gains) and losses realized by one Fund will not be combined for tax purposes with those realized by any of the other Funds.

Investment income received by the Funds from sources within foreign countries may be subject to foreign taxes withheld at the source. The United States has entered into tax treaties with many foreign countries that entitle the Funds to reduced tax rates or exemptions on this income. The effective rate of foreign tax cannot be predicted, since the amount of Fund assets to be invested within various countries is unknown. However, the Funds intend to operate so as to qualify for treaty-reduced tax rates where applicable.

Unless otherwise exempt, shareholders are required to pay federal income tax on any dividends and other distributions, including capital gains distributions, received. This applies whether dividends and distributions are received in cash or as additional shares. Distributions representing long-term capital gains, if any, will be taxable to shareholders as long-term capital gains no matter how long the shareholders have held the shares. No federal income tax is due on any dividends earned in an individual retirement account or qualified retirement plan until distributed.

Due to differences in the book and tax treatment of fixed-income securities denominated in foreign currencies, it is difficult to project currency effects on an interim basis. Therefore, to the extent that currency fluctuations can not be anticipated, a portion of distributions to shareholders could later be designated as a return of capital, rather than income, for income tax purposes, which may be of particular concern to simple trusts.

If more than 50% of the value of a Fund's assets at the end of the tax year is represented by stock or securities of foreign corporations, the Fund intends to qualify under certain Code provisions that allow shareholders to claim a foreign tax credit or deduction on their U.S. income tax returns. The Code limits a shareholder's ability to claim a foreign tax credit in a number of ways which may be affected by a shareholder's personal tax circumstances, as well as by the circumstances of the Fund's actual investments. Furthermore, shareholders who elect to deduct their portion of a Fund's foreign taxes rather than take the foreign tax credit must itemize deductions on their income tax returns.
Tax laws limit a shareholder's ability to claim itemized deductions.

Shareholders are urged to consult their own tax advisers regarding the status of their accounts under federal, state, local, and foreign tax laws, including treatment of distributions as income or return of capital.

Municipal Bond Fund Tax Considerations

In general, shareholders are not required to pay federal regular income tax on any dividends received from the Fund that represent net interest on tax-exempt municipal bonds. However, under the Tax Reform Act of 1986, dividends representing net interest income earned on certain "private activity" bonds issued after August 7, 1986 may be included in calculating the federal individual alternative minimum tax or the federal alternative minimum tax for corporations. The Fund may purchase all types of municipal bonds, including private activity bonds.

The alternative minimum tax applies when it exceeds the regular tax for the taxable year. Alternative minimum taxable income is equal to the regular taxable income of the taxpayer increased by certain "tax preference" items not included in regular taxable income and reduced by only a portion of the deductions allowed in the calculation of the regular tax. Thus, should the Fund purchase any private activity bonds, a portion of the Fund's dividends may be treated as a tax preference item.

Dividends of the Fund representing net interest income earned on non-municipal bond investments and any realized net short-term gains are taxed as ordinary income. Distributions representing long-term capital gains, if any, will be taxable to shareholders as long-term capital gains no matter how long the shareholders have held their shares.

These tax consequences apply whether dividends are received in cash or as additional shares.

Capital  Gains   Considerations  for  Municipal  Bond  Fund,  Bond  Fund,  Large
Capitalization Growth Fund, and Large Capitalization Growth and Income Fund

Each of these Funds is the successor of one or more common trust funds ("CTFs") previously managed by FTCI. These Funds acquired the portfolio securities of the CTFs in a tax-free transaction, and therefore, will calculate the gain or loss upon sale of those securities based on the CTF's original purchase cost of the security. Because many of the CTFs' securities had risen in value before being acquired by the Funds, unusually large capital gains may be realized by the Funds (and distributed to shareholders) when the Funds sell these securities. As noted above, shareholders must pay taxes on capital gains distributions.

Performance Information
--------------------------------------------------------------------------------
From time to time, the Funds may advertise their total returns and yields.

Total return represents the change, over a specified period of time, in the value of an investment in a Fund after reinvesting all income and capital gains distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.

The yield of a Fund is calculated by dividing the net investment income per share (as defined by the SEC) earned by the Fund over a thirty-day period by the maximum offering price per share of the Fund on the last day of the period. This number is then annualized using semi-annual compounding. The yield does not necessarily reflect income actually earned by the Fund and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

From time to time, advertisements for a Fund may refer to ratings, rankings, and other information in certain financial publications and/or compare the performance of the Fund to certain indices.



Addresses
-------------------------------------------------------------------------------
FTI Funds
            FTI Municipal Bond Fund
            FTI Bond Fund
            FTI Large Capitalization Growth Fund
            FTI Large Capitalization Growth and Income Fund
            FTI Small Capitalization Equity Fund      5800 Corporate Drive
            FTI International Equity Fund       Pittsburgh, Pennsylvania 15237-7010
            FTI International Bond Fund
            FTI Global Bond Fund
Distributor
            Edgewood Services, Inc.             Clearing Operations
                                                P.O. Box 897
                                                Pittsburgh, Pennsylvania 15230-0897
Investment Adviser
            Fiduciary International, Inc.       Two World Trade Center
                                                New York, New York 10048-0772
Custodian
            Fiduciary Trust Company International     Two World Trade Center
                                                New York, New York 10048-0772

Transfer Agent, Dividend Disbursing Agent
            and Portfolio Accountant Services
            Federated Services Company          Federated Investors Tower
                                                Pittsburgh, Pennsylvania 15222-3779
Independent Auditors
            Ernst & Young LLP                   One Oxford Centre
                                                Pittsburgh, Pennsylvania 15219


Legal Counsel
            Dewey Ballantine LLP                1301 Avenue of the Americas
                                                New York, New York 10019-6092


Legal Counsel
            Dickstein Shapiro Morin & Oshinsky LLP    2101 L. Street, N.W.
                                                Washington, D.C. 20037











                           Prospectus

                           An Open-End Management Investment Company

                           FTI Municipal Bond Fund

                           FTI Bond Fund

                           FTI Large Capitalization Growth Fund

                           FTI Large Capitalization Growth and Income Fund

                           FTI Small Capitalization Equity Fund

                           FTI International Equity Fund

                           FTI International Bond Fund

                           FTI Global Bond Fund

                            Prospectus dated _________________, 1998
     CUSIP 302927108 SCEF
     CUSIP 302927207 IEF
     CUSIP 302927306 IBF
     CUSIP 302927405 GBF
     G01548-02 (/98)



A REGISTRATION STATEMENT RELATING TO THESE SECURITIES HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION BUT HAS NOT YET BECOME EFFECTIVE. THESE SECURITIES MAY NOT BE SOLD NOR MAY OFFERS TO BUY BE ACCEPTED PRIOR TO THE TIME THE REGISTRATION STATEMENT BECOMES EFFECTIVE. THIS STATEMENT SHALL NOT CONSTITUTE AN OFFER TO SELL OR THE SOLICITATION OF AN OFFER TO BUY NOR SHALL THERE BE ANY SALE OF THESE SECURITIES IN ANY STATE IN WHICH SUCH OFFER, SOLICITATION OR SALE WOULD BE UNLAWFUL PRIOR TO REGISTRATION OR QUALIFICATION UNDER THE SECURITIES LAWS OF ANY SUCH STATE.




                                    FTI Funds

                       Statement of Additional Information










    This Statement of Additional Information relates to the following eight separate investment portfolios (individually referred to as the "Fund," and collectively as the "Funds") of FTI Funds (the "Trust"):

         o  FTI Municipal Bond Fund;

         o  FTI Bond Fund;

         o  FTI Large Capitalization Growth Fund;

         o  FTI Large Capitalization Growth and Income Fund;

         o  FTI Small Capitalization Equity Fund;

         o  FTI International Equity Fund;

         o  FTI International Bond Fund; and

         o  FTI Global Bond Fund.



    This Statement of Additional Information should be read with the prospectus for the Funds dated ___________, 1998. This Statement is not a prospectus itself. To receive a copy of the prospectus, write or call the Trust.

    FTI Funds
    5800 Corporate Drive
    Pittsburgh, Pennsylvania 15237-7010

                                           Statement dated _______________, 1998











     EDGEWOOD SERVICES, INC.
     Distributor
     A subsidiary of FEDERATED INVESTORS
     Cusip #302927108 SCEF
     Cusip #302927207 IEF
     Cusip #302927306 IBF
     Cusip #302927405 GBF
     G01548-03(/98)

Table of Contents
                                        I

General Information About the Trust

The Trust was established as a Massachusetts business trust under a Declaration of Trust dated October 18, 1995. As of the date of this Statement of Additional Information, the Trust consists of eight separate portfolios of securities which are as follows: FTI Municipal Bond Fund ("Municipal Bond Fund"), FTI Bond Fund ("Bond Fund"), FTI Large Capitalization Growth Fund ("Large Capitalization Growth Fund"), FTI Large Capitalization Growth and Income Fund ("Large Capitalization Growth and Income Fund"), FTI Small Capitalization Equity Fund ("Small Capitalization Fund"), FTI International Equity Fund ("International Equity Fund"), FTI International Bond Fund ("International Bond Fund"), and FTI Global Bond Fund ("Global Bond Fund").

Investment Objectives and Policies of the Funds
The prospectus discusses the objectives of each Fund and the policies it employs to achieve those objectives. The following discussion supplements the description of the Funds' investment objectives in the prospectus. A Fund's investment objective cannot be changed without the approval of shareholders. The investment policies described below may be changed by the Board of Trustees (the "Trustees") without shareholder approval.
Shareholders will be notified before any material change in these policies becomes effective.

Types of Investments and Investment Techniques

Repurchase Agreements

The Funds or their custodian will take possession of the securities subject to repurchase agreements and these securities will be marked to market daily. In the event that a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by a Fund might be delayed pending court action. The Funds believe that under the regular procedures normally in effect for custody of a Fund's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of a Fund and allow retention or disposition of such securities. The Funds will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Adviser to be creditworthy pursuant to guidelines established by the Trustees.

Reverse Repurchase Agreements

The Funds may also enter into reverse repurchase agreements. These transactions are similar to borrowing cash. In a reverse repurchase agreement, a Fund transfers possession of a portfolio instrument to another person, such as a financial institution, broker or dealer, in return for a percentage of the instrument's market value in cash, and agrees that on a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate. The use of reverse repurchase agreements may enable a Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but the ability to enter into reverse repurchase agreements does not ensure that a Fund will be able to avoid selling portfolio instruments at a disadvantageous time.

When effecting reverse repurchase agreements, liquid assets of a Fund, in a dollar amount sufficient to make payment for the obligations to be purchased, are segregated on the Fund's records at the trade date. These assets are marked to market daily and maintained until the transaction is settled.

When-Issued and Delayed Delivery Transactions

The Funds may engage in when-issued and delayed delivery transactions. These transactions are made to secure what is considered to be an advantageous price or yield for a Fund. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of a Fund sufficient to make payment for the securities to be purchased are segregated on the Fund's records at the trade date. These assets are marked to market daily and are maintained until the transaction has been settled. A Fund may dispose of a commitment prior to settlement if the Adviser deems it appropriate to do so. In addition, a Fund may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. A Fund may realize short-term profits or losses upon the sale of such commitments. As a matter of policy, the Funds do not intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 20% of the total value of their respective assets.

Lending Portfolio Securities

A Fund may lend its portfolio securities to broker-dealers, banks, or other institutional borrowers of securities. A Fund will only enter into loan arrangements with broker-dealers, banks, or other institutions which the Adviser has determined are creditworthy under guidelines established by the Trustees and will receive collateral equal to at least 100% of the value of the securities loaned.

The collateral received when a Fund lends portfolio securities must be valued daily and, should the market value of the loaned securities increase, the borrower must furnish additional collateral to the particular Fund. During the time portfolio securities are on loan, the borrower pays a Fund any dividends or interest paid on such securities. Loans are subject to termination at the option of a Fund or the borrower. A Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker. A Fund does not have the right to vote securities on loan, but would terminate the loan and regain the right to vote if that were considered important with respect to the investment.

Restricted and Illiquid Securities

The ability of the Trustees to determine the liquidity of certain restricted securities is permitted under a Securities and Exchange Commission (the "SEC") Staff position set forth in the adopting release for Rule 144A under the Securities Act of 1933 (the "Rule"). The Rule is a non-exclusive, safe-harbor for certain secondary market transactions involving securities subject to restrictions on resale under federal securities laws. The Rule provides an exemption from registration for resales of otherwise restricted securities to qualified institutional buyers. The Rule was expected to further enhance the liquidity of the secondary market for securities eligible for resale under the Rule. The Trust, on behalf of the Funds, believes that the Staff of the SEC has left the question of determining the liquidity of all restricted securities (eligible for resale under Rule 144A) for determination to the Trustees. The Trustees consider the following criteria in determining the liquidity of certain restricted securities:

      o the frequency of trades and quotes for the security;

     o the number of dealers willing to purchase or sell the security and the number of other potential buyers;

      o dealer undertakings to make a market in the security; and

      o the nature of the security and the nature of the marketplace trades.

Notwithstanding the foregoing, securities of foreign issuers which are not listed on a recognized domestic or foreign exchange or for which a bona fide market does not exist at the time of purchase or subsequent transaction shall be treated as illiquid securities by the Trustees.

When a Fund invests in certain restricted securities determined by the Trustees to be liquid, such investments could have the effect of increasing the level of Fund illiquidity to the extent that the buyers in the secondary market for such securities (whether in Rule 144A resales or other exempt transactions) become, for a time, uninterested in purchasing these securities.

U.S. Government Securities

The types of U.S. government securities in which the Funds may invest generally include direct obligations of the U.S. Treasury (such as U.S. Treasury bills, notes, and bonds) and obligations issued or guaranteed by U.S. government agencies or instrumentalities. These securities are backed by:

      o the full faith and credit of the U.S. Treasury;

      o the issuer's right to borrow from the U.S. Treasury;

     o the discretionary authority of the U.S. government to purchase certain obligations of the agency or instrumentality; or

      o the credit of the agency or instrumentality issuing the obligations.

Examples of agencies and instrumentalities whose obligations are permissible investments but may not always receive financial support from the U.S. government are: Federal Land Banks; Central Bank for Cooperatives; Federal Intermediate Credit Banks; Federal Home Loan Banks; Farmers Home Administration; and Federal National Mortgage Association.

Municipal Securities

Municipal Securities

The municipal bonds in which the Municipal Bond Fund and Bond Fund invest have the characteristics set forth in the prospectus. If a bond loses its rating or has its rating reduced after the Fund has purchased it, the Fund is not required to drop the bond from its portfolio, but may consider doing so. If ratings made by Standard & Poor's or Moody's Investors Service change because of changes in those organizations or in their rating systems, the Fund will try to use comparable ratings as standards in accordance with the investment policies described in the Funds' prospectus.

Bank Instruments

The Funds may invest in the instruments of banks and savings and loans whose deposits are insured by the Bank Insurance Fund, which is administered by the Federal Deposit Insurance Corporation ("FDIC"), or the Savings Association Insurance Fund, which is administered by the FDIC, such as certificates of deposit, demand and time deposits, savings shares, and bankers' acceptances. These instruments are not necessarily guaranteed by those organizations.

In addition, the Funds (except Municipal Bond Fund and Bond Fund) may invest in:

     o Eurodollar Certificates of Deposits issued by foreign branches of U.S. or foreign banks;

     o Eurodollar Time Deposits, which are U.S. dollar-denominated deposits in foreign branches of U.S. or foreign banks;

     o Canadian Time Deposits, which are U.S. dollar-denominated deposits issued by branches of major Canadian banks located in the United States; and

     o Yankee Certificates of Deposit, which are U.S. dollar-denominated certificates of deposit issued by U.S. branches of foreign banks and held in the United States.

Convertible Securities

The convertible bonds and convertible preferred stocks in which the Funds (except Municipal Bond Fund) may invest generally retain the investment characteristics of fixed income securities until they have been converted but also react to movements in the underlying equity securities. The prices of fixed income securities generally fluctuate inversely to the direction of interest rates. The holder is entitled to receive the fixed income of a bond or the dividend preference of a preferred stock until the holder elects to exercise the conversion privilege. Usable bonds are corporate bonds that can be used in whole or in part, customarily at full face value, in lieu of cash to purchase the issuer's common stock.

Convertible securities are senior to equity securities, and therefore have a claim to assets of the corporation prior to the holders of common stock in the case of liquidation. However, convertible securities are generally subordinated to similar nonconvertible securities of the same company. The interest income and dividends from convertible bonds and preferred stocks provide a stable stream of income with generally higher yields than common stocks, but lower than nonconvertible securities of similar quality. The Funds will exchange or convert the convertible securities held in their portfolios into shares of the underlying common stocks when, in the Funds' Adviser's opinion, the investment characteristics of the underlying common shares will assist a Fund in achieving its investment objective. Otherwise, the Funds will hold or trade the convertible securities.

Real Estate Mortgage Investment Conduits ("REMICs")

The Bond Fund, the International Bond Fund and the Global Bond Fund may invest in REMICs. REMICs are offerings of multiple class real estate mortgage-backed securities which qualify and elect treatment as such under provisions of the Internal Revenue Code. Issuers of REMICs may take several forms, such as trusts, partnerships, corporations, limited liability corporations, associations, or a segregated pool of mortgages. Once REMIC status is elected and obtained, the entity is not subject to federal income taxation. Instead, income is passed through the entity and is taxed to the person or persons who hold interest in the REMIC. A REMIC interest must consist of one or more classes of "regular interests," some of which offer adjustable rates, and a single class of "residual interests." To qualify as a REMIC, substantially all of the assets of the entity must be in assets directly or indirectly secured principally by real property.

Forward Foreign Currency Exchange Contracts

Each Fund that invests in foreign securities may enter into forward foreign currency exchange contracts in order to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and a foreign currency involved in an underlying transaction. As an example of the Funds' ability to engage in hedging strategies, a Fund may invest in securities denominated in a Western European currency, such as the French Franc, and seek to hedge against the effect of an increase in the value of the U.S. dollar against that currency by entering into a forward foreign currency exchange contract to sell the lower yielding German Mark, which has historically had price movements that tend to correlate closely with those of the French Franc, thereby creating a hedge similar to the simple Dollar/Franc hedge, but at a possibly lower cost. In addition, the Fund might arrange to sell those Marks against Canadian Dollars in an effort to minimize hedging costs. It should be noted that forward foreign currency exchange contracts may limit potential gains which could result from a positive change in such currency relationships. The Adviser believes that it is important to have the flexibility to enter into forward foreign currency exchange contracts whenever it determines that it is in a Fund's best interest to do so. The Funds, however, will not speculate in foreign currency exchange.

There is no limitation as to the percentage of a Fund's assets that may be committed to such contracts. The Funds do not enter into forward foreign currency exchange contracts or maintain a net exposure in such contracts when the Funds would be obligated to deliver an amount of foreign currency in excess of the value of the Funds' respective portfolio securities or other assets denominated in that currency or, in the case of a 'cross-hedge,' denominated in a currency or currencies that the Adviser believes will tend to be closely correlated with that currency with regard to price movements. Generally, a Fund will not enter into a forward foreign currency exchange contract with a term longer than one year.

Foreign Currency Options

A foreign currency option provides the option buyer with the right to buy or sell a stated amount of foreign currency at the exercise price on a specified date or during the option period. The owner of a call option has the right, but not the obligation, to buy the currency. Conversely, the owner of a put option has the right, but not the obligation, to sell the currency.

When the option is exercised, the seller (i.e., writer) of the option is obligated to fulfill the terms of the sold option. However, either the seller or the buyer may, in the secondary market, close its position during the option period at any time prior to expiration.

A call option on foreign currency generally rises in value if the underlying currency appreciates in value, and a put option on foreign currency generally falls in value if the underlying currency depreciates in value.

Although purchasing a foreign currency option can protect a Fund against an adverse movement in the value of a foreign currency, the option will not limit the movement in the value of such currency. For example, if a Fund were holding securities denominated in a foreign currency that was appreciating and had purchased a foreign currency put to hedge against a decline in the value of the currency, the Fund would not have to exercise its put option. Likewise, if the Fund were to enter into a contract to purchase a security denominated in a foreign currency and, in conjunction with that purchase, were to purchase a foreign currency call option to hedge against a rise in value of the currency, and if the value of the currency instead depreciated between the date of purchase and the settlement date, the Fund would not have to exercise its call. Instead, the Fund could acquire in the spot market the amount of foreign currency needed for settlement.

Special Risks Associated with Foreign Currency Options

Buyers and sellers of foreign currency options are subject to the same risks that apply to options generally. In addition, there are certain additional risks associated with foreign currency options. The markets in foreign currency options are relatively new, and the Funds' ability to establish and close out positions on such options is subject to the maintenance of a liquid secondary market. Although the Funds will not purchase or write such options unless and until, in the opinion of the Adviser, the market for them has developed sufficiently to ensure that the risks in connection with such options are not greater than the risks in connection with the underlying currency, there can be no assurance that a liquid secondary market will exist for a particular option at any specific time.

In addition, options on foreign currencies are affected by all of those factors that influence foreign exchange rates and investments generally.

The value of a foreign currency option depends upon the value of the underlying currency relative to U.S. dollars. As a result, the price of the option position may vary with changes in the value of either or both currencies and may have no relationship to the investment merits of a foreign security. Because foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the use of foreign currency options, investors may be disadvantaged by having to deal in an odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

There is no systematic reporting of last sale information for foreign currencies or any regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Available quotation information is generally representative of very large transactions in the interbank market and thus may not reflect relatively smaller transactions (i.e., less than $1 million) where rates may be less favorable. The interbank market in foreign currencies is a global, around-the-clock market subject to significant price and rate movements.

Futures Contracts

The Funds may enter into contracts for the future delivery of a financial instrument, such as an amount of foreign currency, a security, or the cash value of a securities index during a specified future period at a specified price. This investment technique is designed primarily to hedge against anticipated future changes in foreign exchange rates, interest rates or market conditions, all of which might otherwise have an adverse effect upon the value of securities or other assets which the Funds hold or intend to purchase. A "sale" of a futures contract means the undertaking of a contractual obligation to deliver the underlying foreign currency, security or cash value of a securities index called for by the contract at a specified price during a specified delivery period. A "purchase" of a futures contract means the undertaking of a contractual obligation to acquire the underlying foreign currency, security or cash value of a securities index at a specified price during a specified delivery period. At the time of delivery, in the case of fixed income securities pursuant to the contract, adjustments are made to recognize differences in value resulting from the delivery of securities with a different interest rate than the rate specified in the contract. In some cases, securities called for by a futures contract may not have been issued at the time the contract was written.

Although some futures contracts by their terms call for the actual delivery or acquisition of assets, in most cases a party will close out the contractual commitment before delivery without having to make or take delivery of the underlying assets by purchasing (or selling, as the case may be) on a commodities exchange an identical futures contract calling for delivery in the same month. Such a transaction, if effected through a member of an exchange, cancels the obligation to make or take delivery of the underlying assets. All transactions in the futures market are made, offset or fulfilled through a clearing house associated with the exchange on which the contracts are traded. Brokerage fees will be incurred by a Fund when it purchases or sells contracts, and the Fund will be required to maintain margin deposits. At the time a Fund enters into a futures contract, it is required to deposit with its custodian, on behalf of the broker, a specified amount of cash or eligible securities, called "initial margin." The initial margin required for a futures contract is set by the exchange on which the contract is traded. Subsequent payments, which are called "variation margin," to and from the broker are made on a daily basis as the market price of the futures contract fluctuates. The costs incurred in connection with futures transactions could reduce the Funds' returns.

Futures contracts entail risks. If the Adviser's judgment about the general direction of interest rates, markets or exchange rates is wrong, the overall performance may be poorer than if no such contracts had been entered into. An imperfect correlation may exist between movements in the prices of futures contracts and portfolio assets being hedged. Further, the market prices of futures contracts may be affected by certain factors. For example, the normal relationship between the assets and futures markets could be distorted if participants in the futures market were to elect to close out their contracts through offsetting transactions rather than by meeting margin requirements. Price distortions also could result if investors in futures contracts were to decide to make or take delivery of underlying assets rather than engaging in closing transactions because of the resultant liquidity of the futures market. Further, increased participation by speculators in the futures market could cause temporary price distortions because, as perceived by speculators, margin requirements in the futures market are less onerous than margin requirements in the cash market. Because of the possibility of price distortions in the futures market and the imperfect correlation between movements in the prices of securities or other assets and movements in the prices of futures contracts, a correct forecast of market trends by the Adviser still may not result in a successful hedging transaction. If one of these events were to occur, a Fund could lose money on the futures contracts as well as on its portfolio assets.

Options on Futures Contracts

The Funds may engage in futures transactions and may use options in an attempt to hedge against the effects of fluctuations in interest rates and other market conditions. For example, if a Fund owned long-term bonds and interest rates were expected to rise, it could sell futures contracts or the cash value of a securities index. If interest rates did increase, the value of the bonds owned by the Fund would decline, but this decline would be offset in whole or in part by an increase in the value of the Fund's futures contracts or the cash value of the securities index.

If, on the other hand, long-term interest rates were expected to decline, the Fund could hold short-term debt securities and benefit from the income earned by holding such securities, while at the same time the Fund could purchase futures contracts on long-term bonds or the cash value of a securities index. Thus, the Fund could take advantage of the anticipated rise in the value of long-term bonds without actually buying them. The futures contracts and short-term debt securities could then be liquidated and the cash proceeds used to buy long-term bonds.

The Fund may also purchase and write call and put options on futures contracts. An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified price at any time during the period of the option. When the option is exercised, the writer of the option delivers the futures contract to the holder at the exercise price. With regard to put and call options on futures contracts written by a Fund, the Fund would be required to deposit initial and maintenance margin with the custodian. Options on futures contracts involve risks similar to those discussed above that relate to transactions in futures contracts. Furthermore, an option on a futures contract purchased by a Fund may expire as worthless, which would cause the Fund to lose the cost of the premium paid for the option.

Foreign Currency Futures Transactions

By using foreign currency futures contracts and options on such contracts, the Funds may be able to achieve many of the same objectives as they would through the use of forward foreign currency exchange contracts. The Funds may be able to achieve these objectives possibly more effectively and at a lower cost by using futures transactions instead of forward foreign currency exchange contracts.

Special Risks Associated with Foreign Currency Futures Contracts and Related Options

Buyers and sellers of foreign currency futures contracts are subject to the same risks that apply to the use of futures generally. In addition, there are risks associated with foreign currency futures contracts and their use as a hedging device similar to those associated with options on foreign currencies, as described above.

Options on foreign currency futures contracts may involve certain additional risks. The ability to establish and close out positions on such options is subject to the maintenance of a liquid secondary market. To reduce this risk, the Funds will not purchase or write options on foreign currency futures contracts unless and until, in the Adviser's opinion, the market for such options has developed sufficiently that the risks in connection with such options are not greater than the risks in connection with transactions in the underlying foreign currency futures contracts. Compared to the purchase or sale of foreign currency futures contracts, the purchase of call or put options on futures contracts involves less potential risk to a Fund because the maximum amount at risk is the premium paid for the option (plus transaction costs). However, there may be circumstances when the purchase of a call or put option on a futures contract would result in a loss, such as when there is no movement in the price of the underlying currency or futures contract.

Options on Securities

A Fund (except Municipal Bond Fund) may write (sell) covered call options on securities if it owns securities that are acceptable for escrow purposes. Additionally, a Fund may write secured put options on securities. When writing a secured put option, a Fund will invest an amount not less than the exercise price of the put option in eligible securities, so long as the Fund is obligated as a writer of a put option. A call option gives the purchaser the right to buy, and the writer the obligation to sell, the underlying security at the exercise price during the option period. A put option gives the purchaser the right to sell, and the writer the obligation to buy, the underlying security at the exercise price during the option period. The premium received for writing an option will reflect such factors as the current market price of the underlying security, the relationship of the exercise price to such market price, the option period, supply and demand, and interest rates. The exercise price of an option may be below, equal to or above the current market value of the underlying security at the time that the option is written. The Funds may also write or purchase spread options. A spread option is an option for which the exercise price may be a fixed dollar spread or yield spread between the security underlying the option and another security that a Fund does not own but uses as a benchmark.

The purchase of a put option by the owner of the related security protects the purchaser against any decline in the related security's price below the exercise price (less the amount paid for the option). The ability of a Fund to purchase put options allows it to protect capital gains in an appreciated security without actually requiring the Fund to sell the appreciated security. On occasion, a Fund would like to establish a position in a security upon which call options are available. The purchase of a call option enables the Fund to fix the cost of acquiring the security, which would be the cost of the call plus the exercise price of the option. In addition, this method of acquiring securities provides some protection from an unexpected downturn in the market. This is because the Fund is at risk only for the amount of the premium paid for the call option, which it can allow to lapse, if it so chooses.

During the option period, the covered call writer gives up the potential for capital appreciation above the exercise price if the underlying asset rises in value, and the secured put writer retains the risk of loss if the underlying asset declines in value. For the covered call writer, substantial appreciation in the value of the underlying asset would result in the asset being "called away." For the secured put writer, substantial depreciation in the value of the underlying asset could result in the asset being "put to" the writer. If a covered call option expired unexercised, the writer of the call would realize a gain and the buyer would realize a loss in the amount of the premium. If the covered call option writer had to sell the underlying asset because of the exercise of the call option, it would realize a gain or loss from the sale of the underlying asset, with the proceeds being increased by the amount of the premium.

If a secured put option expired unexercised, the writer would realize a gain and the buyer would realize a loss on the amount of the premium. If the secured put writer would have to buy the underlying asset because of the exercise of the put option, the writer would incur an unrealized loss to the extent that the current market value of the underlying asset is less than the exercise price of the put option, less the premium received.

Over-the-Counter Options

The Funds (except Municipal Bond Fund) may deal in over-the-counter traded options ("OTC options") in addition to exchange-traded options. OTC options differ from exchange-traded options in several respects. First, they are transacted with dealers rather than a clearing corporation. Second, a risk of nonperformance by the dealer exists, whether as a result of the insolvency of the dealer or otherwise, which could cause a Fund to experience material losses; however, in writing OTC options, the premium is paid in advance by the dealer. Third, in contrast to exchange-traded options, OTC options are available for a greater variety of securities and wider range of expiration dates and exercise prices. Because there is no exchange in the case of OTC options, pricing is normally done with reference to information from market makers, which is carefully monitored by the Adviser and verified in appropriate cases.

A writer or purchaser of a put or call option can terminate it voluntarily only by entering into a closing transaction. In the case of OTC options, there cannot be any assurance that a continuous liquid secondary market will exist for any particular option at any given time. As a result, a Fund may be able to realize the value of an OTC option it has purchased only by exercising it or by entering into a closing sale transaction with the dealer that issued it. Likewise, in cases where a Fund writes an OTC option, it generally can close out that option prior to its expiration only by entering into a closing purchase transaction with the dealer to whom the Fund wrote the option. If a covered call option writer is unable to effect a closing transaction, it cannot sell the underlying asset until the option either expires or is exercised. Thus, a covered call option writer of an OTC option may not be able to sell an underlying asset even though it might otherwise be advantageous to do so. Moreover, a secured put writer of an OTC option may be unable to sell the assets pledged to secure the put for other investment purposes so long as it is obligated as a put writer, and a purchaser of the put or call option might also find it difficult to terminate its position on a timely basis when no secondary market exists.

Options on Securities Indices

The Funds also may purchase and write call and put options on securities indices in order to hedge against market conditions which affect the values of securities that the Funds own or intend to purchase. The Funds will not purchase and write such options for speculation. By writing and purchasing index options, a Fund may be able to achieve many of the same objectives as through the purchasing and writing of options on individual securities. Options on securities indices are similar to options on individual securities. However, unlike an option on an individual security, which gives the right to take or make delivery of a security at a specified price, an option on a securities index gives the holder upon exercise the right to receive an amount of cash if the closing level of the securities index upon which the option is based exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option. Upon exercise of the option, the amount of cash received by the holder is equal to the difference between the closing price of the index and the exercise price of the option. In consideration for the premium received, the writer of the option has an obligation to make delivery of the amount of cash resulting from the exercise of the option. Unlike options on individual securities, all settlements are in cash, and the gain or loss depends upon price movements in the market generally or in a segment of the market, rather than upon price movements in individual securities.

The Funds cover call options written on a securities index through the ownership of securities whose changes in price, in the opinion of the Adviser, are anticipated to be similar to the price changes of the index, or in such other manner or may be in conformance with applicable laws, regulations and exchange rules. Any changes in the prices of the securities owned by a Fund probably will not be perfectly correlated with the securities index. A Fund will secure put options written on a securities index by means of segregating liquid high-grade securities equal to the exercise price, or in such other manner as may be in conformance with applicable laws, regulations and exchange rules. Upon writing an option on a securities index, a Fund will be required to deposit with its custodian and mark-to-market eligible securities that are equal in value to at least 100% of the exercise price in the case of a put or, in the case of a call, the value of the contract. Additionally, if a Fund writes a call option on a securities index at a time when the value of the contract is greater than the exercise price, the Fund will segregate and mark-to-market, until such time as the option expires or is closed out, cash or a cash equivalent equal in value to the excess of the contract value.

In addition, a Fund may purchase and write options on other appropriate indices, as available (e.g., foreign currency indices).

Index options involve risks similar to those associated with transactions in futures contracts, as described above. Also, an option purchased by a Fund may expire as worthless. In such case, the Fund could lose the premium paid for the option.

Regulatory Restrictions

To the extent required to comply with SEC Release No. 10666, when purchasing a futures contract, writing a put option or entering into a delayed delivery purchase or forward foreign currency exchange purchase, the Funds will segregate and maintain liquid securities equal to the value of such contracts.

To the extent required to comply with federal or state regulations, and thereby avoid status as a "commodity pool operator," the Funds will not enter into a futures contract, or purchase an option thereon, if immediately thereafter the initial margin deposits for futures contracts held by a Fund, plus premiums paid by it for open options of futures, would exceed 5% of the total assets of the Fund. The Funds will not engage in transactions in futures contracts or options thereon for speculation, but only to attempt to hedge against changes in market conditions affecting the values of assets which a Fund holds or intends to purchase. When futures contracts or options thereon are purchased in order to protect against a price increase on securities or other assets intended to be purchased later, it is anticipated that at least 75% of such intended purchases will be completed. When other futures contracts or options thereon are purchased, the underlying value of such contracts will at all times not exceed the sum of (1) accrued profit on such contracts held by the broker; (2) cash or high-quality money market instruments set aside in an identifiable manner; and
(3) cash proceeds from investments due in 30 days or less.

Additional Risk Considerations

In the case of the Funds' foreign investments, the Trustees consider the Adviser's analysis of the likelihood of the imposition by any foreign government of exchange control restrictions which would affect the liquidity of a Fund's assets maintained with custodians in foreign countries, as well as the degree of risk from political acts of foreign governments to which such assets may be exposed. The Trustees also consider the degree of risk involved through the holding of portfolio securities in domestic and foreign securities depositories. However, in the absence of willful misfeasance, bad faith or gross negligence on the part of the Adviser, any losses resulting from the investing of the Funds' portfolio securities in foreign countries and/or with securities depositories will be at the risk of shareholders. No assurance can be given that the appraisals of these risks will always be correct or that such exchange control restrictions or political acts of foreign governments might not occur.

Portfolio Turnover

Although the Funds do not intend to invest for the purpose of seeking short-term profits, securities in their portfolios will be sold whenever the Adviser believes it is appropriate to do so in light of a Fund's investment objective, without regard to the length of time a particular security may have been held. For the fiscal year ended November 30, 1997, and for the period from December 22, 1995 (start of performance) to November 30, 1996, the portfolio turnover rates were: 111% and 94%, respectively, for Small Capitalization Fund; 55% and 29%, respectively, for International Equity Fund; 184% and 190%, respectively, for International Bond Fund; and 176% and 287%, respectively, for Global Bond Fund.

Investment Limitations
Issuing Senior Securities and Borrowing Money

    The Funds will not issue senior securities, except that a Fund may borrow money directly or through reverse repurchase agreements in amounts up to one-third of the value of its total assets, including the amount borrowed; and except to the extent that a Fund may enter into futures contracts. The Funds will not borrow money or engage in reverse repurchase agreements for investment leverage, but rather as a temporary, extraordinary, or emergency measure or to facilitate management of the portfolio by enabling a Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. A Fund will not purchase any securities while any borrowings in excess of 5% of its total assets are outstanding. During the period any reverse repurchase agreements are outstanding, a Fund will restrict the purchase of portfolio securities to money market instruments maturing on or before the expiration date of the reverse repurchase agreements, but only to the extent necessary to assure completion of the reverse repurchase agreements.

Selling Short and Buying on Margin

    The Funds will not sell any securities short or purchase any securities on margin, but may obtain such short-term credits as are necessary for clearance of purchases and sale of securities. The deposit or payment by the Funds of initial or variation margin in connection with futures contracts or related options transactions is not considered the purchase of a security on margin.

Pledging Assets

    The Funds will not mortgage, pledge, or hypothecate any assets, except to secure permitted borrowings. In these cases, the Funds may pledge assets having a value of 15% of assets taken at cost. For purposes of this restriction: (a) the deposit of assets in escrow in connection with the writing of covered put or call options and the purchase of securities on a when-issued basis, and (b) collateral arrangements with respect to (i) the purchase and sale of stock options and (ii) initial or variation margin for futures contracts, will not be deemed to be pledges of a Fund's assets. Margin deposits for the purchase and sale of futures contracts and related options are not deemed to be a pledge.

Lending Cash or Securities

    The Funds will not lend any of their respective assets except portfolio securities up to one-third of the value of total assets. This shall not prevent a Fund from purchasing or holding U.S. government obligations, money market instruments, bonds, debentures, notes, certificates of indebtedness, or other debt securities, entering into repurchase agreements, or engaging in other transactions where permitted by a Fund's investment objective, policies, and limitations, or the Trust's Declaration of Trust.

Investing in Commodities

    None of the Funds will invest in commodities, except to the extent that the Funds may engage in transactions involving futures contracts or options on futures contracts.

Investing in Real Estate

    None of the Funds will purchase or sell real estate, including limited partnership interests, although the Funds may invest in securities of issuers whose business involves the purchase or sale of real estate or in securities which are secured by real estate or interests in real estate.

Diversification of Investments

    With respect to 75% of the value of its total assets, each Fund will not purchase securities issued by any other issuer (other than cash, cash items or securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such securities), if, as a result, more than 5% of the value of its total assets would be invested in the securities of that issuer. No Fund will acquire more than 10% of the outstanding voting securities of any one issuer.

Concentration of Investments

    No Fund will invest 25% or more of the value of its respective total assets in any one industry (other than securities issued by the U.S. government, its agencies, or instrumentalities or repurchase agreements collateralized by these securities and, in the case of the Municipal Bond Fund, tax-exempt securities issued by governments or their political subdivisions ).

Underwriting

    A Fund will not underwrite any issue of securities, except as a Fund may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objective, policies, and limitations.

The above investment limitations cannot be changed with respect to a Fund without the approval of the holders of a majority of that Fund's shares. The following limitations may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

Investing in Illiquid Securities

    The Funds will not invest more than 15% of the value of their respective net assets in illiquid securities, including: repurchase agreements providing for settlement more than seven days after notice; over-the-counter options; and certain restricted securities not determined by the Trustees to be liquid.

Investing in Securities of Other Investment Companies

    The Funds will limit their respective investment in other investment companies to no more than 3% of the total outstanding voting stock of any investment company, invest no more than 5% of their total assets in any one investment company, or invest more than 10% of their total assets in investment companies in general unless permitted to exceed these limits by action of the Securities and Exchange Commission. The Funds will purchase securities of closed-end investment companies only in open market transactions involving only customary broker's commissions. However, these limitations are not applicable if the securities are acquired in a merger, consolidation, reorganization, or acquisition of assets.

Investing in New Issuers

    A Fund will not invest more than 5% of the value of its total assets in securities of issuers which have records of less than three years of continuous operations, including the operation of any predecessor.

Investing in Issuers Whose Securities are Owned by Officers and Trustees of the Trust

    A Fund will not purchase or retain the securities of any issuer if the officers and Trustees of the Trust or the Funds' Adviser, owning individually more than 1/2 of 1% of the issuer's securities, together own more than 5% of the issuer's securities.

Investing in Minerals

    A Fund will not purchase interests in oil, gas, or other mineral exploration or development programs or leases, except it may purchase the securities of issuers which invest in or sponsor such programs.

Arbitrage Transactions

    A Fund will not enter into transactions for the purpose of engaging in arbitrage.

Investing in Puts and Calls

    The Funds may not write or purchase options, except that a Fund may write covered call options and secured put options on up to 25% of its net assets and may purchase put and call options, provided that no more than 5% of a Fund's net assets may be invested in premiums on such options.

Purchasing Securities to Exercise Control

    A Fund will not purchase securities of a company for the purpose of exercising control or management.

Investing in Warrants

    The Funds will not invest more than 5% of their respective net assets in warrants. No more than 2% of a Fund's net assets, to be included within the overall 5% limit on investments in warrants, may be warrants which are not listed on the New York Stock Exchange ("NYSE") or the American Stock Exchange. (If state restrictions change, this latter restriction may be revised without notice to shareholders.) For purposes of this investment restriction, warrants will be valued at the lower of cost or market, except that warrants acquired by the Funds in units with or attached to securities may be deemed to be without value.

Except with respect to the Funds' policy of borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction.

The Funds have no present intention to borrow money or pledge securities in excess of 5% of the value of their respective net assets.

Each Fund will, as relevant, (1) limit the aggregate value of the assets underlying covered call options or put options written by the Fund to not more than 25% of its net assets, (2) limit the premiums paid for options purchased by the Fund to 5% of its net assets, and (3) limit the margin deposits on futures contracts entered into by the Fund to 5% of its net assets. These restrictions may be revised without shareholder notification.

For purposes of its policies and limitations, the Funds consider certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings associations having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items."

FTI Funds Management
Officers and Trustees

Officers and Trustees are listed with their addresses, birthdates, present positions with FTI Funds and principal occupations.

Edward C. Gonzales *
Federated Investors Tower
Pittsburgh, Pennsylvania
Birthdate:  October 22, 1930

President, Treasurer, and Trustee

Vice Chairman, Treasurer, and Trustee, Federated Investors; Vice President, Federated Advisers, Federated Management, Federated Research, Federated Research Corp., Federated Global Research Corp. and Passport Research, Ltd.; Executive Vice President and Director, Federated Securities Corp.; Trustee, Federated Shareholder Services Company; Trustee or Director and/or President, Executive Vice President, and/or Treasurer of other funds distributed by Edgewood Services, Inc. or its affiliates.

Peter A. Aron
Lafayette Enterprises, Inc.
126 E. 56th Street
New York, NY  10022
Birthdate:  May 26, 1946

Trustee

Vice President, Lafayette Enterprises, Inc. (privately owned Investment Advisory Company); President, J. Aron Charitable Foundation, Inc.


4951 Windsor Park
Sarasota, FL 34235
Birthdate:  December 2, 1946

Trustee

Asset Manager and Trustee of certain private trusts.

James C. Goodfellow *
Fiduciary Trust Company International
Two World Trade Center
New York, NY  10048
Birthdate:  April 6, 1945

Trustee

Executive Vice President, Fiduciary Trust Company International, Managing Director - J.P. Morgan and Co.

Burton J. Greenwald
2009 Spruce Street
Philadelphia, PA 19103
Birthdate:  December 6, 1929

Trustee

Managing Director, B. J. Greenwald Associates, Management Consultants to the Financial Services Industry.

Jeffrey W. Sterling
Federated Investors Tower
Pittsburgh, Pennsylvania
Birthdate:  February 5, 1947

Vice President and Assistant Treasurer

Vice President and Assistant Treasurer of some of other funds distributed by Edgewood Services, Inc. or its affiliates.

Jay S. Neuman
Federated Investors Tower
Pittsburgh, Pennsylvania
Birthdate:  April 22, 1950

Secretary

Corporate Counsel, Federated Investors.

*This Trustee is deemed to be an "interested person" as defined in the Investment Company Act of 1940.

Trust Ownership

Officers and Trustees own less than 1% of the outstanding shares of each Fund.

As of September 4, 1998, the following shareholders of record owned 5% or more of the outstanding shares of Small Capitalization Fund: Fiduciary Trust Company International, New York, New York, on behalf of certain underlying accounts, owned approximately 2,676,233 shares (76.46%) and WAEPA, Falls Church, Virginia, owned approximately 182,882 shares (5.22%).

As of September 4, 1998, the following shareholders of record owned 5% or more of the outstanding shares of International Equity Fund: Fiduciary Trust Company International, New York, New York, on behalf of certain underlying accounts, owned approximately 3,846,843 shares (67.88%); State Street Bank and Trust Company, as Trustee for Centrex Corporation, Boston, Massachusetts, owned approximately 1,058,637 shares (18.68%); and State Street Bank and Trust Company, as Trustee for Calmwater & Co., Quincey, Massachusetts, owned approximately 359,726 shares (6.35%).

As of September 4, 1998, the following shareholder of record owned 5% or more of the outstanding shares of International Bond Fund: Fiduciary Trust Company International, New York, New York, on behalf of certain underlying accounts, owned approximately 296,093 shares (99.90%).

As of September 4, 1998, the following shareholders of record owned 5% or more of the outstanding shares of Global Bond Fund: Greenwich Academy, Greenwich, Connecticut, owned approximately 121,065 shares (61.41%); Fiduciary Trust Company International, New York, New York, on behalf of certain underlying accounts, owned approximately 60,783 shares (30.83%); and Federated Administrative Services, Pittsburgh, Pennsylvania, owned approximately 10,115 shares (5.13%).



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Trustees Compensation

                           AGGREGATE
NAME ,                     COMPENSATION
POSITION WITH              FROM
THE TRUST                  THE TRUST*#
Edward C. Gonzales         $0
President, Treasurer,
and Trustee

Peter A. Aron              $9,000
Trustee

Nancy L. Close             $9,000
Trustee

James C. Goodfellow        $0
Trustee

Burton J. Greenwald        $9,000
Trustee
*Information is furnished for the fiscal year ended November 30, 1997. The Trust is the only investment company in the Fund complex.

#The aggregate compensation is provided for the Trust which was comprised of four portfolios during the fiscal year ended November 30, 1997.

Trustee Liability

The Trust's Declaration of Trust provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.

Investment Advisory Services


Adviser to the Trust

The Trust's Adviser is Fiduciary International, Inc. (the "Adviser" or "Fiduciary"). Fiduciary is a New York corporation, and is a registered Adviser under the Investment Advisers Act of 1940. The Adviser shall not be liable to the Trust, a Fund, or any shareholder of any of the Funds for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.

Advisory Fees

For its advisory services, the Adviser receives an annual investment advisory fee as described in the prospectus.

For the fiscal year ended November 30, 1997, and for the period from December 22, 1995 (start of performance) to November 30, 1996, the Adviser earned:
$288,740 and $98,486, respectively, from Small Capitalization Fund; $321,927 and $55,029, respectively, from International Equity Fund; $47,032 and $25,680, respectively, from International Bond Fund; and $9,468 and $4,453, respectively, from Global Bond Fund.





Administrative Services

Federated Administrative Services, which is a subsidiary of Federated Investors, provides administrative personnel and services to the Funds for a fee as described in the prospectus.

For the fiscal year ended November 30, 1997, and for the period from December 22, 1995 (start of performance) to November 30, 1996, Federated Administrative Services earned: $75,000 and $68,443, respectively, from Small Capitalization Fund; $75,000 and $67,829, respectively, from International Equity Fund; $75,000 and $66,394, respectively, from International Bond Fund; and $75,000 and $60,861, respectively, from Global Bond Fund.

Transfer Agent, Dividend Disbursing Agent and Portfolio Accountant

Federated Services Company through its registered transfer agent Federated Shareholder Services Company, maintains all necessary shareholder records. For its services, the transfer agent receives a fee based on the number of accounts and transactions made by the Funds' shareholders.

Federated Services Company also provides certain accounting and recordkeeping services with respect to the Funds' portfolio investments. The fee paid for this service is based upon the level of the Funds' average net assets for the period, plus out-of-pocket expenses.

Custodian

For its services as custodian, Fiduciary Trust Company International (the "Custodian") receives an annual fee, payable monthly, based upon the Funds' average aggregate daily net assets, plus transaction charges. The Custodian is reimbursed for out-of-pocket expenses.

Independent Auditors

The independent auditors for the Trust are Ernst & Young LLP.

Brokerage Transactions

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments for the Funds, the Adviser looks for prompt execution of the order at a favorable price. In working with dealers, the Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to guidelines established by the Trustees. The Adviser may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to the Funds or to the Adviser, and may include:

      o advice as to the advisability of investing in securities;

      o security analysis and reports;

      o economic studies;

      o industry studies;

      o receipt of quotations for portfolio evaluations; and

      o similar services.



The Adviser and its affiliates exercise reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided. For the fiscal year ended November 30, 1997, and for the period from December 22, 1995 (start of performance) to November 30, 1996, Small Capitalization Fund paid total brokerage commissions of $72,588 and $33,089, respectively; International Equity Fund paid total brokerage commissions of $173,103 and $57,755, respectively; International Bond Fund paid total brokerage commissions of $0 and $0, respectively; and Global Bond Fund paid total brokerage commissions of $0 and $0, respectively.



Research services provided by brokers may be used by the Adviser or its affiliates in advising certain other accounts. To the extent that receipt of these services may supplant services for which the Adviser might otherwise have paid, it would tend to reduce its expenses.

Investment decisions for the Funds will be made independently from those of any fiduciary or other accounts that may be managed by the Adviser or its subsidiaries. If, however, such accounts and the Funds are simultaneously engaged in transactions involving the same securities, the transactions may be combined and allocated to each account. This system may adversely affect the price the Funds pay or receive, or the size of the positions they obtain.

The Adviser may engage in other non-U.S. transactions that may have adverse effects on the market for securities in the Funds' portfolios. The Adviser is not obligated to obtain any material non-public ("inside") information about any securities issuer, or to base purchase or sale recommendations on such information.

Purchasing Shares

Shares of the Funds are sold at their net asset value on days on which the NYSE and the Federal Reserve Wire are open for business. The procedure for purchasing shares of the Funds is explained in the prospectus under "Investing in the Funds."

Distribution Plan and Shareholder Services Agreement

As explained in the prospectus, the Funds have adopted a Distribution Plan pursuant to Rule 12b-1 of the Investment Company Act of 1940 (the "1940 Act") and a Shareholder Services Agreement. These arrangements permit the payment of fees to financial institutions, Edgewood Services, Inc., the Trust's distributor, and FII to stimulate distribution activities and to cause services to be provided to shareholders by a representative who has knowledge of the shareholders' particular circumstances and goals. These activities may include, but are not limited to: marketing efforts; providing office space, equipment, telephone facilities, and various clerical, supervisory, computer, and other personnel as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries; and assisting clients in changing dividend options, account designations, and addresses.

By adopting the Distribution Plan, the Trustees expect that the Funds will be able to achieve a more predictable flow of cash for investment purposes and to meet redemptions. This will facilitate more efficient portfolio management and assist the Funds in pursuing their investment objectives. By identifying potential investors whose needs are served by the Funds' objectives, and properly servicing these accounts, it may be possible to curb sharp fluctuations in rates of redemptions and sales.

Other benefits, which may be realized under either arrangement, may include: (1) providing personal services to shareholders; (2) investing shareholder assets with a minimum of delay and administrative activity; (3) enhancing shareholder recordkeeping systems; and (4) responding promptly to shareholders' requests and inquiries concerning their accounts.

Conversion to Federal Funds

It is the Funds' policy to be as fully invested as possible so that maximum income may be earned. To this end, all payments from shareholders must be in federal funds or be converted into federal funds before shareholders begin to earn dividends. Fiduciary acts as the shareholder's agent in depositing checks and converting them to federal funds.

Determining Net Asset Value

The net asset values of the Funds generally change each day. The days on which net asset value is calculated by the Funds are described in the prospectus.

Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the Trust is informed of the ex-dividend date.

Determining Market Value of Securities

The market values of the Funds' portfolio securities are determined as follows:

     o for equity securities, according to the last sale price on a national securities exchange, if available;

      o in the absence of recorded sales for listed equity securities, according to the mean between the last closing bid and asked prices;

      o for unlisted equity securities, the latest bid prices;

     o for bonds and other fixed income securities, as determined by an independent pricing service;

      o for short-term obligations, according to the mean between the bid and asked prices as furnished by an independent pricing service or for short-term obligations with remaining maturities of 60 days or less at the time of purchase, at amortized cost; or

          o for all other securities, at fair value as determined in good faith by the Trustees.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may reflect: institutional trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Funds will value futures contracts, options and put options on futures at their market values established by the exchanges at the close of option trading on such exchanges, unless the Trustees determine in good faith that another method of valuing option positions is necessary to appraise fair value.

Trading in Foreign Securities

Trading in foreign cities may be completed at times which vary from the closing of the NYSE. In computing the net asset values, the Funds value foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at the foreign exchange rate in effect at noon, Eastern time, on the day the value of the foreign security is determined.

Occasionally, events that affect values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Trustees, although the actual calculation may be done by others.

Redeeming Shares

Each Fund redeems shares at the next computed net asset value after Fiduciary receives the redemption request. Redemption procedures are explained in the prospectus under "Redeeming Shares."

Since portfolio securities of the Funds may be traded on foreign exchanges which trade on Saturdays or on holidays on which the Funds will not make redemptions, the net asset values of the Funds may be significantly affected on days when shareholders do not have an opportunity to redeem their shares.

Redemption in Kind

Although the Trust intends to redeem shares in cash, it reserves the right under certain circumstances to pay the redemption price, in whole or in part, by a distribution of securities from a Fund's portfolio. The Trust has elected to be governed by Rule 18f-1 of the 1940 Act, under which the Trust is obligated to redeem shares for any one shareholder in cash only up to the lesser of $250,000 or 1% of a Fund's net asset value during any 90-day period. Any redemption beyond this amount will also be in cash unless the Trustees determine that further cash payments will have a materially adverse effect on remaining shareholders. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio instruments, valued in the same way as the Fund determines net asset value. The portfolio instruments will be selected in a manner that the Trustees deem fair and equitable.

Redemption in kind will be made in conformity with applicable SEC rules, taking such securities at the same value employed in determining net asset value and selecting the securities in a manner the Trustees determine to be fair and equitable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving their securities and selling them before their maturity could receive less than the redemption value of their securities and could incur certain transaction costs.


Massachusetts Partnership Law

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for acts or obligations of the Trust. To protect shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of shareholders for such acts or obligations of the Trust. These documents require notice of this disclaimer to be given in each agreement, obligation, or instrument the Trust or its Trustees enter into or sign.

In the unlikely event a shareholder is held personally liable for obligations of the Trust, the Trust is required to use its property to protect or to compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder (above and beyond the loss of Trust property) will occur only if the Trust cannot meet its obligations to indemnify shareholders and to pay judgments against them from its assets.

Tax Status

The Funds' Tax Status

The Funds will pay no federal income tax because they expect to meet the requirements of Subchapter M of the Internal Revenue Code of 1986 applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. To qualify for this treatment, each Fund must, among other requirements:

          oderive at least 90% of its gross income from dividends, interest, and gains from the sale of securities;

          oinvest in securities within certain statutory limits; and

          odistribute to its shareholders at least 90% of its net income earned during the year.

Foreign Taxes

Investment income on certain foreign securities in which the Funds may invest may be subject to foreign withholding or other taxes that could reduce the return on these securities. Tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which the Funds would be subject.

Shareholders' Tax Status

Shareholders are subject to federal income tax on dividends other than tax-exempt dividends from the Municipal Bond Fund and capital gains received as cash or additional shares. The Funds' dividends, and any short-term capital gains, are taxable as ordinary income.

Capital Gains

Shareholders will pay federal tax at capital gains rates on long-term capital gains distributed to them regardless of how long they have held shares in the Funds.

Total Return
For the one-year period ended November 30, 1997, and for the period from December 22, 1995 (start of performance) to November 30, 1997, the average annual total returns were 18.96% and 20.52%, respectively, for Small Capitalization Fund.

For the one-year period ended November 30, 1997, and for the period from December 22, 1995 (start of performance) to November 30, 1997, the average annual total returns were 13.01% and 11.88%, respectively, for International Equity Fund.

For the one-year period ended November 30, 1997, and for the period from December 22, 1995 (start of performance) to November 30, 1997, the average annual total returns were (5.43%) and (0.98%), respectively, for International Bond Fund.

For the one-year period ended November 30, 1997, and for the period from December 22, 1995 (start of performance) to November 30, 1997, the average annual total returns were (0.42%) and 2.33%, respectively, for Global Bond Fund.

Total return assumes and is reduced by the payment of the maximum sales charge and contingent deferred sales charge, if applicable.

The Funds' average annual total return is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of shares owned at the end of the period by the net asset value per share at the end of the period. The number of shares owned at the end of the period is based on the number of shares purchased at the beginning of the period with $1,000, less any applicable sales charge, adjusted over the period by any additional shares, assuming the reinvestment, as applicable, of all dividends and distributions.

Yield

The yield for the Funds is determined by dividing the net investment income per share (as defined by the SEC) earned by a Fund over a thirty-day period by the maximum offering price per share on the last day of the period. This value is then annualized using semi-annual compounding. This means that the amount of income generated during the thirty-day period is assumed to be generated each month over a 12-month period and is reinvested every six months. The yield does not necessarily reflect income actually earned by the Fund because of certain adjustments required by the SEC and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

To the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in a Fund, the performance will be reduced for those shareholders paying those fees.

The SEC yields for International Bond Fund and Global Bond Fund for the 30-day period ended November 30, 1997 were 4.25% and 5.47%, respectively.

Tax-Equivalent Yield

The tax-equivalent yield of the Municipal Bond Fund is calculated similarly to the yield, but is adjusted to reflect the taxable yield that the Fund would have had to earn to equal its actual yield, assuming a 28% tax and assuming that income is 100% tax-exempt.



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Tax-Equivalency Table

The Municipal Bond Fund may also use a tax-equivalency table in advertising and sales literature. The interest earned by the municipal bonds in the Fund's portfolio generally remains free from federal regular income tax,* and may be free from state and local taxes as well. As the table below indicates, a "tax-exempt" investment is an attractive choice for investors, particularly in times of narrow spreads between tax-free and taxable yields.


                        TAXABLE YIELD EQUIVALENT FOR 1998
                            MULTISTATE MUNICIPAL FUND
      FEDERAL INCOME TAX BRACKET:

                  15.00%    28.00%       31.00%        36.00%        39.60%

      JOINT           $1-  $42,351-     $102,301-     $155,951-       OVER

      RETURN      42,350    102,300      155,950       278,450      $278,450



      SINGLE          $1-  $25,351-     $61,401-      $128,101-       OVER

      RETURN      25,350    61,400       128,100       278,450      $278,450

Tax-Exempt

Yield                         Taxable Yield Equivalent

        1.00%      1.18%     1.39%       1.45%         1.56%         1.66%

        1.50%      1.76%     2.08%       2.17%         2.34%         2.48%

        2.00%      2.35%     2.78%       2.90%         3.13%         3.31%

        2.50%      2.94%     3.47%       3.62%         3.91%         4.14%

        3.00%      3.53%     4.17%       4.35%         4.69%         4.97%

        3.50%      4.12%     4.86%       5.07%         5.47%         5.79%

        4.00%      4.71%     5.56%       5.80%         6.25%         6.62%

        4.50%      5.29%     6.25%       6.52%         7.03%         7.45%

        5.00%      5.88%     6.94%       7.25%         7.81%         8.28%

        5.50%      6.47%     7.64%       7.97%         8.59%         9.11%

        6.00%      7.06%     8.33%       8.70%         9.38%         9.93%

        6.50%      7.65%     9.03%       9.42%        10.16%        10.76%

        7.00%      8.24%     9.72%      10.14%        10.94%        11.59%

        7.50%      8.82%    10.42%      10.87%        11.72%        12.42%

        8.00%      9.41%    11.11%      11.59%        12.50%        13.25%

Note: The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent. Furthermore, additional state and local taxes paid on comparable taxable investments were not used to increase federal deductions.

      The chart above is for illustrative purposes only. It is not an indicator of past or future performance of Fund shares.

      *Some portion of the Fund's income may be subject to the federal alternative minimum tax and state and local income taxes.

Performance Comparisons
The performance of each Fund depends upon such variables as:

      o portfolio quality;

      o average portfolio maturity;

      o type of instruments in which the portfolio is invested;

      o changes in interest rates on money market instruments;

      o changes in each Fund's expenses; and

      o various other factors.

Investors may use financial publications and/or indices to obtain a more complete view of the Funds' performance. When comparing performance, investors should consider all relevant factors, such as the composition of any index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Funds use in advertising may include:

Municipal Bond Fund

Municipal Bond Fund

      o Lipper Analytical Services, Inc. ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in offering price over a specific period of time. From time to time, the Fund may quote its Lipper ranking in advertising and sales literature.

      o Morningstar, Inc., an independent rating service, is the publisher of the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

      o Lehman Brothers Municipal Index is a broad market performance benchmark for the tax-exempt bond market. As of December 1995, approximately 29,300 bonds were included in the Municipal Bond Index with a market value of $443 billion. To be included in the Lehman Brothers Municipal Bond Index, bonds must have a minimum credit rating of at least Baa. They must have an outstanding par value of at least $3 million and be issued as part of a transaction of at least $50 million. The index includes both zero coupon bonds and bonds subject to the Alternative Minimum tax.
      o Lehman Municipal Index/7 Year is an unmanaged index of municipal bonds issued after January 1, 1991 with a minimum credit rating of at least Baa, that were issued as part of an issuance of at least $50 million and have a maturity value of at least $3 million and a maturity range of 6-8 years. As of January 1996 the index also includes zero coupon bonds and bonds subject to the Alternative Minimum Tax.
Bond Fund

      o Lipper Analytical Services, Inc. ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in offering price over a specific period of time. From time to time, the Fund may quote its Lipper ranking in advertising and sales literature.

      o Morningstar, Inc., an independent rating service, is the publisher of the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

      o Lehman Brothers Aggregate Bond Index is composed of securities from the Lehman Brothers Government/Corporate Bond Index, Mortgage-Backed Securities Index, and the Asset-Backed Securities Index. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. Each of these indexes are rebalanced monthly by market capitalization.

Large Capitalization Growth Fund

      o Lipper Analytical Services, Inc. ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in offering price over a specific period of time. From time to time, the Fund may quote its Lipper ranking in advertising and sales literature.

      o Morningstar, Inc., an independent rating service, is the publisher of the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

      o Standard & Poor's 500 Composite Stock Price Index covers 500 industrial, utility, transportation, and financial companies in the United States market (mostly NYSE issues). The index represents about 75% of NYSE market capitalization and 30% of all NYSE issues. It is a capitalization-weighted index calculated on a total return basis with dividends reinvested.

      o Dow Jones Industrial Average is an unmanaged index representing share prices of major industrial corporations, public utilities, and transportation companies. Produced by the Dow Jones & Company, it is cited as a principal indicator of market conditions.

          o Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index and represents approximately 90% of the total market capitalization of the Russell 3000 Index.

          o Russell 1000 Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

Large Capitalization Growth and Income Fund

      o Lipper Analytical Services, Inc. ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in offering price over a specific period of time. From time to time, the Fund may quote its Lipper ranking in advertising and sales literature.

      o Morningstar, Inc., an independent rating service, is the publisher of the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

      o Standard & Poor's 500 Composite Stock Price Index covers 500 industrial, utility, transportation, and financial companies in the United States market (mostly NYSE issues). The index represents about 75% of NYSE market capitalization and 30% of all NYSE issues. It is a capitalization-weighted index calculated on a total return basis with dividends reinvested.

      o Dow Jones Industrial Average is an unmanaged index representing share prices of major industrial corporations, public utilities, and transportation companies. Produced by the Dow Jones & Company, it is cited as a principal indicator of market conditions.

Small Capitalization Fund:

      o Lipper Analytical Services, Inc. ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in offering price over a specific period of time. From time to time, the Fund may quote its Lipper ranking in advertising and sales literature.

      o Morningstar, Inc., an independent rating service, is the publisher of the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

      o Russell 2000 Index is a broadly diversified index consisting of approximately 2,000 small capitalization common stocks that can be used to compare to the total returns of funds whose portfolios are invested primarily in small capitalization stocks.

     o Russell 2000 Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.

      o Dow Jones Industrial Average is an unmanaged index representing share prices of major industrial corporations, public utilities, and transportation companies. Produced by the Dow Jones & Company, it is cited as a principal indicator of market conditions.

      o Standard & Poor's MidCap 400 Index is a diversified index consisting of 400 domestic stocks chosen for market size (median market capitalization of about $1.513 billion, as of July 1997), liquidity, and industry group representation. It is a market-weighted index with each stock affecting the index in proportion to its market value.

      o Standard & Poor's SmallCap 600 Index is an index consisting of 600 domestic stocks chosen for market size (median market capitalization of $443 million, as of July 1997), liquidity, and industry group representation. It is a market-weighted index, with each stock affecting the index in proportion to its market value.

      o Standard & Poor's 500 Composite Stock Price Index covers 500 industrial, utility, transportation, and financial companies in the United States market (mostly NYSE issues). The index represents about 75% of NYSE market capitalization and 30% of all NYSE issues. It is a capitalization-weighted index calculated on a total return basis with dividends reinvested.

      o Russell Midcap(TM) Index consists of the smallest 800 securities in the Russell 1000 Index, as ranked by total market capitalization. This index captures the medium-sized universe of securities and represents approximately 35% of the Russell 1000 total market capitalization.
          Salomon Smith Barney Emerging Growth Index is composed of companies that have between $100 million and $2 billion in market capitalization and all have earnings per share growth rates exceeding 20%; the Index is rebalanced at least once a year.

International Equity Fund:

      o Lipper Analytical Services, Inc. ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specific period of time. From time to time, the Fund may quote its Lipper rating in advertising and sales literature.

      o Morningstar, Inc., an independent rating service, is the publisher of the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

      o Morgan Stanley Capital International Europe, Australia, and Far East Index (EAFE) is a market capitalization-weighted foreign securities index, which is widely used to measure the performance of European, Australian, New Zealand and Far Eastern stock markets. The index covers approximately 1,020 companies drawn from 18 countries in the above regions. The index values its securities daily in both U.S. dollars and local currency, and calculates total returns monthly. EAFE U.S. dollar total return is a net dividend figure less Luxembourg withholding tax. The EAFE is monitored by Morgan Stanley Capital International, S.A.,
Geneva, Switzerland.

      o FT-Actuaries Europe & Pacific Index is a subindex based on the FT-Actuaries World Index, excluding Canada, Mexico, South Africa and the United States. The subindex contains approximately 1,600 securities in 20 countries.

Global Bond Fund:

      o Lipper Analytical Services, Inc. ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specific period of time. From time to time, the Fund may quote its Lipper rating in advertising and sales literature.

      o Morningstar, Inc., an independent rating service, is the publisher of the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

      o Salomon Brothers World Government Bond Index is a market capitalization-weighted index consisting of government bond markets of the following countries: Australia, Austria, Belgium, Canada, Denmark, France, Germany, Italy, Japan, The Netherlands, Spain, Sweden, the United Kingdom and the United States (collectively, the "WGBI Countries").

      o J.P. Morgan Global Government Bond Index is a market capitalization-weighted index consisting of the government bond markets of the following countries: Australia, Belgium, Canada, Denmark, France, Germany, Italy, Japan, The Netherlands, Spain, Sweden, the United Kingdom and United States (collectively the "JPMGGB Countries"). Issue and country eligibility are based on market capitalization and investability criteria.
         All issues have a remaining maturity of at least one year, and the index is rebalanced monthly.

      o Lehman Brothers Aggregate Bond Index is composed of securities from the Lehman Brothers Government/Corporate Bond Index, Mortgage-Backed Securities Index, and the Asset-Backed Securities Index. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. Each of these indexes are rebalanced monthly by market capitalization.

International Bond Fund:

      o Lipper Analytical Services, Inc. ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specific period of time. From time to time, the Fund may quote its Lipper rating in advertising and sales literature.

      o Morningstar, Inc., an independent rating service, is the publisher of the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

o Salomon Brothers Non-U.S. Dollar World Government Bond Index The indexes of nonbase currency sectors exclude respective base currency bond markets from the calculation and, in turn, are stated in terms of the base currency. Therefore, the Non-U.S. Dollar World Government Bond Index includes all WGBI Countries, except the United States, and is stated in U.S. dollar terms.

      o J.P. Morgan Non-US Government Bond Index consists of the JPMGGB Countries, excluding the United States market.

Advertisements and sales literature for a Fund may quote total returns which are calculated on nonstandardized base periods. These total returns also represent the historic change in the value of an investment in the Fund based on reinvestment of dividends over a specified period of time.

Advertising and other promotional literature may include charts, graphs and other illustrations using a Fund's returns, or returns in general, that demonstrate basic investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment. In addition, a Fund can compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, such as bank savings accounts, certificates of deposit, and Treasury bills. Economic and Market Information

Advertising and sales literature for a Fund may include discussions of economic, financial and political developments and their effect on the securities market. Such discussions may take the form of commentary on these developments by Fund portfolio managers and their views and analysis on how such developments could affect a Fund. In addition, advertising and sales literature may quote statistics and give general information about the mutual fund industry, including the growth of the industry, from sources such as the Investment Company Institute ("ICI"). For example, according to the ICI, thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $4.4 trillion to the more than 6,700 funds available. Financial Statements The Financial Statements for the fiscal year ended November 30, 1997, are incorporated herein by reference to the Annual Report of the Funds dated November 30, 1997 and the Semi-annual Report of the Funds dated May 31, 1998 (File Nos. 33-63621 and 811-7369). A copy of the Reports may be obtained without charge by contacting the Funds.

Appendix
Standard & Poor's ("S&P") Long-Term Debt Rating Definitions

AAA-Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA-Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

A-Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB-Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB--Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB-rating.

B--Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB-rating.

Standard and PoorOs Municipal Bond Rating Definitions

Standard and Poor's Municipal Bond Rating Definitions

AAA--Debt rated "AAA" has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA--Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

A--Debt rated "A" has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effect of changes in circumstances and economic conditions than debt in higher rated categories.

BBB--Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB--Debt rated "BB" has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The "BB" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BBB" rating.

B--Debt rated "B" has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The `B' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BB "or "BB" rating.

Moody's Investors Service, Inc. Long-Term Bond Rating Definitions

Aaa-Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa-Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A-Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa-Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear to be adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba--Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B--Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

MoodyOs Investors Service, Inc.Moody's Investors Service, Inc. Municipal Bond Rating Definitions

Aaa--Bonds which are rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa--Bonds which are rated "Aa" are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.

A--Bonds which are rated "A" possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa--Bonds which are rated "Baa" are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba--Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B--Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Fitch Investors Service, Inc., Long-Term Debt Ratings Definitions

AAA--Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA--Bonds considered to be investment grade and of very high quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

A--Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB--Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds and, therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

Standard & Poor's Commercial Paper Rating Definitions

A-1-This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) sign designation.

A-2-Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree or safety is not as high as for issues designated A-1.

Moody's Investors Service, Inc., Commercial Paper Rating Definitions

P-1-Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:

      o Leading market positions in well-established industries;

      o High rates of return on funds employed;

     o Conservative capitalization structures with moderate reliance on debt and ample asset protection;

     o Broad margins in earning coverage of fixed financial charges and high internal cash generation; and

      o Well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2-Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.





PART C.    OTHER INFORMATION.

Item 24.    Financial Statements and Exhibits:

            (a)   Financial Statements: Incorporated by reference to the
                 Registrant's Annual Report to Shareholders dated
                  November 30, 1997. (File Nos.  33-63621 and 811-7369)
            (b)   Exhibits:
                   (1) (i) Conformed Copy of Declaration of Trust of the Registrant; (1.)
                         (ii) Conformed Copy of Amendment No. 1 to the Declaration of Trust of the Registrant; (2.)
                   (2)  Copy of By-Laws of the Registrant; (1.)
                   (3)  Not applicable;
                   (4) Copy of Specimen Certificate for Shares of Beneficial Interest of the Registrant; (3.) (5) Conformed copy of Investment Advisory Contract of the Registrant; (3.)
                          (i) Conformed copy of Exhibit F to the Investment
                         Advisory Contract of the Registrant;+ (ii) Conformed copy of Exhibit G to the Investment Advisory Contract of the Registrant;+
                        (iii) Conformed copy of Exhibit H to the Investment
                         Advisory Contract of the Registrant;+ (iv)Conformed copy of Exhibit I to the Investment Advisory Contract of the Registrant;+
                   (6)  Conformed copy of Distributor's Contract of the
                         Registrant; (3.)
                          (i) conformed copy of Exhibit B to the  Distributor's
                              Contract of the Registrant;+
                   (7)  Not applicable;
                   (8)  Conformed copy of Custodian Agreement of the
                        Registrant; (3.)
                          (i)  Conformed copy of Global Custody Fee
                               Schedule; (5)
                         (ii) Conformed copy of Domestic Custodian Fee Schedule;
                   (5) (9) (i) Conformed copy of Administrative Services Agreement; (3.)
                         (ii) Conformed copy of Agreement for Fund Accounting, Shareholder Recordkeeping, and Custody Services Procurement; (3.)
                        (iii) Amendment No. 1 to Agreement for Fund Accounting, Shareholder Recordkeeping, and Custody Services Procurement; +
                         (iv)  Conformed copy of Shareholder Services
                               Agreement; (3.)
                          (v) Amendment No. 1 to Schedule A to the Shareholder Services Agreement; +
            -----------------------------
+     All exhibits have been filed electronically.

(1.) Response is incorporated by reference to Registrant's Initial Registration Statement on Form N-1A filed October 23, 1995 (File Nos. 33-63621 and 811-7369).
(2.) Response is incorporated by reference to Registrant's Registration Statement filed December 20, 1995 (File Nos. 33-63621 and 811-7369). (3.) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 1 on Form N-1A filed July 2, 1996 (File Nos. 33-63621 and
      811-7369).
(5.) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 4 on Form N-1A filed January 28, 1998 (File Nos. 33-63621 and 811-7369).


                  (10) Conformed Copy of Opinion and Consent of Counsel as to legality of shares being registered; (3.) (11) Conformed copy of Consent of Independent Auditors; + (12) Not applicable;
                  (13) Conformed Copy of Initial Capital Understanding; (2.)
                  (14) Not applicable; (15) (i) Conformed copy of Distribution Plan;(3.)
                         (ii) Exhibit B to the Distribution Plan;+ (iii) Copy of
                        12b-1 Agreement; (3.)
                         (iv) Conformed copy of Amendment No. 1 to Exhibit A to the 12b-1 Agreement; +
                  (16) (i) Copy of Schedule for Computation of Fund Performance Data, FTI Small Capitalization Equity Fund; (3.) (ii) Copy of Schedule for Computation of Fund Performance Data, FTI International Equity Fund; (3.)
                        (iii) Copy of Schedule for Computation of Fund Performance Data, FTI International Bond Fund; (3.)
                         (iv) Copy of schedule for Computation of Fund Performance Data. FTI Global Bond
                               Fund; (3.)
                  (17)  Copy of Financial Data Schedules; +
                  (18)  Not applicable;
                  (19) Conformed Copy of Power of Attorney; (4.)






---------------------
+     All exhibits have been filed electronically.

(3.) Response  is  incorporated  by  reference  to  Registrant's  Post-Effective
     Amendment No. 1 on Form N-1A filed July 2, 1996 (File Nos. 33-63621 and 811-7369).

(4.) Response  is  incorporated  by  reference  to  Registrant's  Post-Effective
     Amendment No. 2 on Form N-1A filed February 27, 1997 (File Nos. 33-63621 and 811-7369).

Item 25.    Persons Controlled by or Under Common Control with Registrant

            None

Item 26.    Number of Holders of Securities:

                                                Number of Record Holders
            Title of Class                      as of September 4, 1998
            --------------                      -----------------------

            Shares of beneficial interest
            (no par value)

            FTI Municipal Bond Fund
            FTI Bond Fund
            FTI Large Capitalization Growth Fund
            FTI Large Capitalization Growth & Income Fund
            FTI Small Capitalization Equity Fund            99
            FTI International Equity Fund                   54
            FTI International Bond Fund                     13
            FTI Global Bond Fund                            27

Item 27.    Indemnification: (1.)


Item 28.    Business and Other Connections of Investment Adviser:

(a) For a description of the other business of the investment adviser, see the section entitled "FTI Funds Information - Management of FTI Funds" in Part A.

         (1)                           (2)                        (3)
                        Position with              Other Substantial
                        Fiduciary                  Business, Profession,
     Name               International, Inc.        Vocation or Employment

For information as to the business, profession, vocation, and employment of a substantial nature of directors and officers of Fiduciary International, Inc., reference is made to Fiduciary International, Inc.'s current Form ADV (File No. 801-18352) filed under the Investment Advisers Act of 1940, as amended, which is incorporated herein by reference.


Item 29.    Principal Underwriters:

            (a) Edgewood Services, Inc. the Distributor for shares of the Registrant, acts as principal underwriter for the following open-end investment companies, including the Registrant:
                 Deutsche Portfolios, Deutsche Funds, Inc., Excelsior Funds, Excelsior Funds, Inc., (formerly, UST Master Funds, Inc.), Excelsior Institutional Trust, Excelsior Tax-Exempt Funds, Inc. (formerly, UST Master Tax-Exempt Funds, Inc.), FTI Funds, FundManager Portfolios, Great Plains Funds, Marketvest Funds, Marketvest Funds, Inc., Old Westbury Funds, Inc., Robertsons Stephens Investment Trust, WesMark Funds and WCT Funds.

-----------------------------

 (1.) Response is incorporated by reference to Registrant's Initial Registration
      Statement on Form N-1A filed October 23, 1995 (File Nos. 33-63621 and 811-7369).

(b)

         (1)                           (2)                        (3)
Name and Principal            Positions and Offices        Positions and Offices
 Business Address                With Distributor             With Registrant
Lawrence Caracciolo           Director, President,                --
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-5829

Arthur L. Cherry              Director,                           --
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-5829

J. Christopher Donahue        Director,                           --
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-5829

Ronald M. Petnuch             Vice President,                     --
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-5829

Thomas P. Schmitt             Vice President,                     --
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-5829

Thomas P. Sholes              Vice President,                     --
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-5829

Ernest L. Linane              Assistant Vice President,           --
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-5829

S. Elliott Cohan              Secretary,                          --
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-5829

Thomas J. Ward                Assistant Secretary,                --
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-5829

Kenneth W. Pegher, Jr.        Treasurer,                          --
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-5829


            (c) Not applicable


Item 30.    Location of Accounts and Records:

All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

Registrant                                  Federated Investors Tower
                                            Pittsburgh, PA  15237-7010

Federated Services Company                  Federated Investors Tower
("Transfer Agent, Dividend                  Pittsburgh, PA 15222-3779
Disbursing Agent and Portfolio
Accountant")

Federated Administrative Services           Federated Investors Tower
("Administrator")                           Pittsburgh, PA 15222-3779

Fiduciary International, Inc.               Two World Trade Center
("Adviser")                                 New York, NY 10048-0772

Fiduciary Trust Company International       Two World Trade Center
("Custodian")                               New York, NY 10048-0772


Item 31.    Management Services:  Not applicable.

Item 32.    Undertakings:

            Registrant hereby undertakes to comply with the provisions of
            Section 16(c) of the 1940 Act with respect to the removal of Trustees and the calling of special shareholder meetings by shareholders.

            Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES

    Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, FTI FUNDS, has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 21st day of September, 1998.

                                    FTI FUNDS



                  BY: /s/Jay S. Neuman
                  Jay S. Neuman, Secretary
                  Attorney in Fact for Edward C. Gonzales
                  September 21, 1998

    Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

    NAME                            TITLE                         DATE

By: /s/ Jay S. Neuman
    Jay S. Neuman                 Attorney In Fact        September 21, 1998
    SECRETARY                     For the Persons
                                  Listed Below

    NAME                            TITLE

Edward C. Gonzales*               Chairman, President,    Treasurer and Trustee
                                    (Chief Executive Officer and
                                      Principal Financial and
                                      Accounting Officer)

Peter A. Aron*                    Trustee

Nancy L. Close*                   Trustee

James C. Goodfellow*              Trustee

Burton J. Greenwald*              Trustee

* By Power of Attorney